File  333-158607
                                                                    Rule 497(b)


                      Dow(R) Target 5 3Q '09 - Term 9/30/10
                     Global Target 15 3Q '09 - Term 9/30/10
                    MSCI EAFE Target 20 3Q '09 - Term 9/30/10
                    Nasdaq(R) Target 15 3Q '09 - Term 9/30/10
                  NYSE(R) Intl. Target 25 3Q '09 - Term 9/30/10
                       S&P Target 24 3Q '09 - Term 9/30/10
                    S&P Target SMid 60 3Q '09 - Term 9/30/10
                       Target 50/50 3Q '09 - Term 9/30/10
                    Target Divsd. Dvd. 3Q '09 - Term 9/30/10
                 Target Dvd. Multi-Strat. 3Q '09 - Term 9/30/10
                     Target Dbl. Play 3Q '09 - Term 9/30/10
                       Target Growth 3Q '09 - Term 9/30/10
                      Target Mega-Cap 3Q '09 - Term 9/30/10
                     Target Small-Cap 3Q '09 - Term 9/30/10
                  Target VIP Cons. Eqty. 3Q '09 - Term 9/30/10
              Value Line(R) Divsd. Target 40 3Q '09 - Term 9/30/10
                  Value Line(R) Target 25 3Q '09 - Term 9/30/10

                                     FT 2050

FT 2050 is a series of a unit investment trust, the FT Series. FT 2050 consists of 17 separate portfolios listed above (each, a "Trust," and collectively, the "Trusts"). Each Trust invests in a portfolio of common stocks ("Securities") selected by applying a specialized strategy. The objective of each Trust is to provide the potential for an above-average total return.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 FIRST TRUST (R)

                                 1-800-621-1675

                  The date of this prospectus is June 30, 2009
                            As amended July 2, 2009

                                Table of Contents

Summary of Essential Information                                   3
Fee Table                                                          9
Report of Independent Registered Public Accounting Firm           14
Statements of Net Assets                                          15
Schedules of Investments                                          21
The FT Series                                                     49
Portfolios                                                        50
Risk Factors                                                      58
Hypothetical Performance Information                              61
Public Offering                                                   67
Distribution of Units                                             69
The Sponsor's Profits                                             71
The Secondary Market                                              71
How We Purchase Units                                             71
Expenses and Charges                                              71
Tax Status                                                        72
Retirement Plans                                                  75
Rights of Unit Holders                                            76
Income and Capital Distributions                                  76
Redeeming Your Units                                              77
Investing in a New Trust                                          78
Removing Securities from a Trust                                  79
Amending or Terminating the Indenture                             79
Information on the Sponsor, Trustee,
   FTPS Unit Servicing Agent and Evaluator                        80
Other Information                                                 81

                        Summary of Essential Information

                                     FT 2050

                        At the Opening of Business on the
                      Initial Date of Deposit-June 30, 2009

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                            The Dow (R)      Global           MSCI EAFE
                                                                            Target 5         Target 15        Target 20
                                                                            Portfolio, 3rd   Portfolio, 3rd   Portfolio, 3rd
                                                                            Quarter 2009     Quarter 2009     Quarter 2009
                                                                            Series           Series           Series
                                                                            ______________   ______________   ______________
Initial Number of Units (1)                                                     17,156           16,277           15,709
Fractional Undivided Interest in the Trust per Unit (1)                       1/17,156         1/16,277         1/15,709
Public Offering Price:
Public Offering Price per Unit (2)                                          $   10.000       $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                                        (.100)           (.100)           (.100)
                                                                            __________       __________      ___________
Aggregate Offering Price Evaluation of Securities per Unit (4)                   9.900            9.900            9.900
   Less Deferred Sales Charge per Unit (3)                                       (.145)           (.145)           (.145)
                                                                            __________       __________      ___________
Redemption Price per Unit (5)                                                    9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)                            (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                                         (.029)           (.029)           (.029)
                                                                            __________       __________      ___________
Net Asset Value per Unit                                                    $    9.676       $    9.676       $    9.676
                                                                            ==========       ==========      ===========
Estimated Net Annual Distribution per Unit (6)                              $    .4612       $    .4764       $    .2882
Cash CUSIP Number                                                           30273C 381       30273C 480       30273A 302
Reinvestment CUSIP Number                                                   30273C 399       30273C 498       30273A 310
Fee Accounts Cash CUSIP Number                                              30273C 407       30273C 506       30273A 328
Fee Accounts Reinvestment CUSIP Number                                      30273C 415       30273C 514       30273A 336
FTPS CUSIP Number                                                           30273C 423       30273C 522       30273A 344
Security Code                                                                   056708           056495           056642
Ticker Symbol                                                                   FTVLCX           FRCBJX           FEAFJX

First Settlement Date                                        July 6, 2009
Mandatory Termination Date (7)                               September 30, 2010
Rollover Notification Date (8)                               September 15, 2010
Special Redemption and Liquidation Period (8)                September 15, 2010 to September 30, 2010
Distribution Record Date                                     Tenth day of each month, commencing July 10, 2009.
Distribution Date (6)                                        Twenty-fifth day of each month, commencing July 25, 2009.

____________

See "Notes to Summary of Essential Information" on page 8.


                        Summary of Essential Information

                                     FT 2050

                        At the Opening of Business on the
                      Initial Date of Deposit-June 30, 2009

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                                 NYSE (R)
                                                                Nasdaq (R)       International    S&P              S&P
                                                                Target 15        Target 25        Target 24        Target SMid 60
                                                                Portfolio, 3rd   Portfolio, 3rd   Portfolio, 3rd   Portfolio, 3rd
                                                                Quarter 2009     Quarter 2009     Quarter 2009     Quarter 2009
                                                                Series           Series           Series           Series
                                                                ______________   ______________  _______________  _______________
Initial Number of Units (1)                                         13,666           12,201           17,619           17,656
Fractional Undivided Interest in the Trust per Unit (1)           1/13,666         1/12,201         1/17,619         1/17,656
Public Offering Price:
Public Offering Price per Unit (2)                              $   10.000          $10.000          $10.000          $10.000
   Less Initial Sales Charge per Unit (3)                            (.100)           (.100)           (.100)           (.100)
                                                                __________       __________      ___________      ___________
Aggregate Offering Price Evaluation of Securities per Unit (4)       9.900            9.900            9.900            9.900
   Less Deferred Sales Charge per Unit (3)                           (.145)           (.145)           (.145)           (.145)
                                                                __________       __________      ___________      ___________
Redemption Price per Unit (5)                                        9.755            9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)                (.050)           (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                             (.029)           (.025)           (.029)           (.029)
                                                                __________       __________      ___________      ___________
Net Asset Value per Unit                                        $    9.676           $9.680           $9.676           $9.676
                                                                ==========       ==========      ===========      ===========
Estimated Net Annual Distribution per Unit (6)                  $    .0655       $    .2408          $ .1715          $ .1848
Cash CUSIP Number                                               30273A 351       30273C 530       30273C 589       30273C 639
Reinvestment CUSIP Number                                       30273A 369       30273C 548       30273C 597       30273C 647
Fee Accounts Cash CUSIP Number                                  30273A 377       30273C 555       30273C 605       30273C 654
Fee Accounts Reinvestment CUSIP Number                          30273A 385       30273C 563       30273C 613       30273C 662
FTPS CUSIP Number                                               30273A 393       30273C 571       30273C 621       30273C 670
Security Code                                                       056694           056713           056717           056721
Ticker Symbol                                                       FQTPNX           FYSTJX           FDLMPX           FJRSVX

First Settlement Date                                        July 6, 2009
Mandatory Termination Date (7)                               September 30, 2010
Rollover Notification Date (8)                               September 15, 2010
Special Redemption and Liquidation Period (8)                September 15, 2010 to September 30, 2010
Distribution Record Date                                     Tenth day of each month, commencing July 10, 2009.
Distribution Date (6)                                        Twenty-fifth day of each month, commencing July 25, 2009.

____________

See "Notes to Summary of Essential Information" on page 8.


                        Summary of Essential Information

                                     FT 2050

                        At the Opening of Business on the
                      Initial Date of Deposit-June 30, 2009

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.


Cross-Reference Macros
                                                                                Target
                                                                                Diversified      Target Dividend  Target
                                                               Target 50/50     Dividend         Multi-Strategy   Double Play
                                                               Portfolio, 3rd   Portfolio, 3rd   Portfolio, 3rd   Portfolio, 3rd
                                                               Quarter 2009     Quarter 2009     Quarter 2009     Quarter 2009
                                                               Series           Series           Series           Series
                                                               ______________   ______________   _______________  ______________
Initial Number of Units (1)                                        22,043           16,944           29,326           16,479
Fractional Undivided Interest in the Trust per Unit (1)          1/22,043         1/16,944         1/29,326         1/16,479
Public Offering Price:
Public Offering Price per Unit (2)                             $   10.000       $   10.000       $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                           (.100)           (.100)           (.100)           (.100)
                                                               __________       __________       __________       __________
Aggregate Offering Price Evaluation of Securities per Unit (4)      9.900            9.900            9.900            9.900
   Less Deferred Sales Charge per Unit (3)                          (.145)           (.145)           (.145)           (.145)
                                                               __________       __________       __________       __________
Redemption Price per Unit (5)                                       9.755            9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)               (.050)           (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                            (.029)           (.029)           (.029)           (.025)
                                                               __________       __________       __________       __________
Net Asset Value per Unit                                       $    9.676       $    9.676       $    9.676       $    9.680
                                                               ==========       ==========       ==========       ==========
Estimated Net Annual Distribution per Unit (6)                 $    .3474       $    .5098       $    .5128       $    .2675
Cash CUSIP Number                                              30273C 688       30273C 738       30273A 401       30273C 787
Reinvestment CUSIP Number                                      30273C 696       30273C 746       30273A 419       30273C 795
Fee Accounts Cash CUSIP Number                                 30273C 704       30273C 753       30273A 427       30273C 803
Fee Accounts Reinvestment CUSIP Number                         30273C 712       30273C 761       30273A 435       30273C 811
FTPS CUSIP Number                                              30273C 720       30273C 779       30273A 443       30273C 829
Security Code                                                      056725           056500           056475           056526
Ticker Symbol                                                      FTYAQX           FTVSLX           FMLTIX           FTMJPX

First Settlement Date                                         July 6, 2009
Mandatory Termination Date (7)                                September 30, 2010
Rollover Notification Date (8)                                September 15, 2010
Special Redemption and Liquidation Period (8)                 September 15, 2010 to September 30, 2010
Distribution Record Date                                      Tenth day of each month, commencing July 10, 2009.
Distribution Date (6)                                         Twenty-fifth day of each month, commencing July 25, 2009.

____________

See "Notes to Summary of Essential Information" on page 8.


                        Summary of Essential Information

                                     FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.

                                                                         Target           Target
                                                                         Growth           Mega-Cap         Target Small-Cap
                                                                         Portfolio, 3rd   Portfolio, 3rd   Portfolio, 3rd
                                                                         Quarter 2009     Quarter 2009     Quarter 2009
                                                                         Series           Series           Series
                                                                         ______________   ______________   ________________
Initial Number of Units (1)                                                  15,626           27,068           17,982
Fractional Undivided Interest in the Trust per Unit (1)                    1/15,626         1/27,068         1/17,982
Public Offering Price:
Public Offering Price per Unit (2)                                       $   10.000       $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                                     (.100)           (.100)           (.100)
                                                                         __________       __________       __________
Aggregate Offering Price Evaluation of Securities per Unit (4)                9.900            9.900            9.900
   Less Deferred Sales Charge per Unit (3)                                    (.145)           (.145)           (.145)
                                                                         __________       __________       __________
Redemption Price per Unit (5)                                                 9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)                         (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                                      (.029)           (.029)           (.029)
                                                                         __________       __________       __________
Net Asset Value per Unit                                                 $    9.676       $    9.676       $    9.676
                                                                         ==========       ==========       ==========
Estimated Net Annual Distribution per Unit (6)                           $    .1016       $    .1066       $    .0259
Cash CUSIP Number                                                        30273A 104       30273A 450       30273A 153
Reinvestment CUSIP Number                                                30273A 112       30273A 468       30273A 161
Fee Accounts Cash CUSIP Number                                           30273A 120       30273A 476       30273A 179
Fee Accounts Reinvestment CUSIP Number                                   30273A 138       30273A 484       30273A 187
FTPS CUSIP Number                                                        30273A 146       30273A 492       30273A 195
Security Code                                                                056465           056480           056633
Ticker Symbol                                                                FTGWUX           FTMGFX           FTEFSX

First Settlement Date                                         July 6, 2009
Mandatory Termination Date (7)                                September 30, 2010
Rollover Notification Date (8)                                September 15, 2010
Special Redemption and Liquidation Period (8)                 September 15, 2010 to September 30, 2010
Distribution Record Date                                      Tenth day of each month, commencing July 10, 2009.
Distribution Date (6)                                         Twenty-fifth day of each month, commencing July 25, 2009.

____________

See "Notes to Summary of Essential Information" on page 8.


                        Summary of Essential Information

                                     FT 2050

                        At the Opening of Business on the
                      Initial Date of Deposit-June 30, 2009

                   Sponsor:   First Trust Portfolios L.P.
                   Trustee:   The Bank of New York Mellon
 FTPS Unit Servicing Agent:   FTP Services LLC
                 Evaluator:   First Trust Advisors L.P.


                                                                         Target VIP       Value Line (R)
                                                                         Conservative     Diversified      Value Line (R)
                                                                         Equity           Target 40        Target 25
                                                                         Portfolio, 3rd   Portfolio, 3rd   Portfolio, 3rd
                                                                         Quarter 2009     Quarter 2009     Quarter 2009
                                                                         Series           Series           Series
                                                                         ___________      ____________     ____________
Initial Number of Units (1)                                                  27,601           16,609           17,736
Fractional Undivided Interest in the Trust per Unit (1)                    1/27,601         1/16,609         1/17,736
Public Offering Price:
Public Offering Price per Unit (2)                                       $   10.000       $   10.000       $   10.000
   Less Initial Sales Charge per Unit (3)                                     (.100)           (.100)           (.100)
                                                                         __________       __________       __________
Aggregate Offering Price Evaluation of Securities per Unit (4)                9.900            9.900            9.900
   Less Deferred Sales Charge per Unit (3)                                    (.145)           (.145)           (.145)
                                                                         __________       __________       __________
Redemption Price per Unit (5)                                                 9.755            9.755            9.755
    Less Creation and Development Fee per Unit (3)(5)                         (.050)           (.050)           (.050)
    Less Organization Costs per Unit (5)                                      (.029)           (.029)           (.025)
                                                                         __________       __________       __________
Net Asset Value per Unit                                                 $    9.676       $    9.676       $    9.680
                                                                         ==========       ==========       ==========
Estimated Net Annual Distribution per Unit (6)                           $    .2156       $    .0847       $    .0475
Cash CUSIP Number                                                        30273A 203       30273A 500       30273A 252
Reinvestment CUSIP Number                                                30273A 211       30273A 518       30273A 260
Fee Accounts Cash CUSIP Number                                           30273A 229       30273A 526       30273A 278
Fee Accounts Reinvestment CUSIP Number                                   30273A 237       30273A 534       30273A 286
FTPS CUSIP Number                                                        30273A 245       30273A 542       30273A 294
Security Code                                                                056638           056485           056470
Ticker Symbol                                                                FKMCEX           FTAGKX           FRSBBX

First Settlement Date                                         July 6, 2009
Mandatory Termination Date (7)                                September 30, 2010
Rollover Notification Date (8)                                September 15, 2010
Special Redemption and Liquidation Period (8)                 September 15, 2010 to September 30, 2010
Distribution Record Date                                      Tenth day of each month, commencing July 10, 2009.
Distribution Date (6)                                         Twenty-fifth day of each month, commencing July 25, 2009.

____________

See "Notes to Summary of Essential Information" on page 8.


Page 7


                NOTES TO SUMMARY OF ESSENTIAL INFORMATION

(1) As of the close of business on July 1, 2009, we may adjust the number of Units of a Trust so that the Public Offering Price per Unit will equal approximately $10.00. If we make such an adjustment, the fractional undivided interest per Unit will vary from the amounts indicated above.

(2) The Public Offering Price shown above reflects the value of the Securities on the business day prior to the Initial Date of Deposit. No investor will purchase Units at this price. The price you pay for your Units will be based on their valuation at the Evaluation Time on the date you purchase your Units. On the Initial Date of Deposit, the Public Offering Price per Unit will not include any accumulated dividends on the Securities. After this date, a pro rata share of any accumulated dividends on the Securities will be included.

(3) You will pay a maximum sales charge of 2.95% of the Public Offering Price per Unit (equivalent to 2.98% of the net amount invested) which consists of an initial sales charge, a deferred sales charge and a creation and development fee. The sales charges are described in the "Fee Table."

(4) Each listed Security is valued at its last closing sale price on the relevant stock exchange at the Evaluation Time on the business day prior to the Initial Date of Deposit. If a Security is not listed, or if no closing sale price exists, it is generally valued at its closing ask price on such date. See "Public Offering-The Value of the Securities." The value of foreign Securities trading in non-U.S. currencies is determined by converting the value of such Securities to their U.S. dollar equivalent based on the currency exchange rate for the currency in which a Security is generally denominated at the Evaluation Time on the business day prior to the Initial Date of Deposit. Evaluations for purposes of determining the purchase, sale or redemption price of Units are made as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day on which it is open (the "Evaluation Time").

(5) The creation and development fee and estimated organization costs per Unit will be deducted from the assets of a Trust at the end of the initial offering period. If Units are redeemed prior to the close of the initial offering period, these fees will not be deducted from the redemption proceeds. See "Redeeming Your Units."

(6) We base our estimate of the dividends a Trust will receive from the Securities by annualizing the most recent dividends declared by the issuers of the Securities (such figure adjusted to reflect any change in dividend policy announced subsequent to the most recently declared dividend). There is no guarantee that the issuers of the Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. Due to this, and various other factors, actual dividends received from the Securities may be less than their most recent annualized dividends. In this case, the actual net annual distribution you receive will be less than the estimated amount set forth above. The actual net annual distribution per Unit you receive will also vary from that set forth above with changes in a Trust's fees and expenses, currency exchange rates, foreign withholding and with the sale of Securities. See "Fee Table" and "Expenses and Charges." The Trustee will distribute money from the Income and Capital Accounts, as determined at the monthly Record Date, monthly on the twenty-fifth day of each month to Unit holders of record on the tenth day of such month provided the aggregate amount, exclusive of sale proceeds, in the Income and Capital Accounts available for distribution equals at least 0.1% of the net asset value of a Trust. Undistributed money in the Income and Capital Accounts will be distributed in the next month in which the aggregate amount available for distribution, exclusive of sale proceeds, equals or exceeds 0.1% of the net asset value of a Trust. Distributions of sale proceeds from the Capital Account will be made monthly on the twenty-fifth day of the month to Unit holders of record on the tenth day of such month if the amount available for distribution equals at least $1.00 per 100 Units. See "Income and Capital Distributions." At the rollover date for Rollover Unit holders or upon termination of a Trust for remaining Unit holders, amounts in the Income Account (which consist of dividends on the Securities) will be included in amounts distributed to Unit holders.

(7) See "Amending or Terminating the Indenture."

(8) See "Investing in a New Trust."


                                    Fee Table

This Fee Table describes the fees and expenses that you may, directly or indirectly, pay if you buy and hold Units of a Trust. See "Public
Offering" and "Expenses and Charges." Although the Trusts have a term of approximately 15 months and are unit investment trusts rather than mutual funds, this information allows you to compare fees.

                                                                      The Dow(R)                     Global
                                                                  Target 5 Portfolio           Target 15 Portfolio
                                                                3rd Quarter 2009 Series      3rd Quarter 2009 Series
                                                                -----------------------      -----------------------
                                                                            Amount                       Amount
                                                                            per Unit                     per Unit
                                                                            --------                     --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                                           1.00%(a)     $.100           1.00%(a)     $.100
Deferred sales charge                                          1.45%(b)     $.145           1.45%(b)     $.145
Creation and development fee                                   0.50%(c)     $.050           0.50%(c)     $.050
                                                               -----        ------          -----        ------
Maximum sales charge
(including creation and development fee)                       2.95%        $.295           2.95%        $.295
                                                               =====        ======          =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                                   .290%(d)     $.0290          .290%(d)     $.0290
                                                               =====        ======          =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                                   .060%        $.0060          .060%        $.0060
Trustee's fee and other operating expenses                     .144%(f)     $.0144          .214%(f)     $.0214
                                                               -----        ------          -----        ------
Total                                                          .204%        $.0204          .274%        $.0274
                                                               =====        ======          =====        ======

                                                      MSCI EAFE Target 20         Nasdaq(R) Target 15        NYSE(R) International
                                                           Portfolio                   Portfolio              Target 25 Portfolio
                                                    3rd Quarter 2009 Series     3rd Quarter 2009 Series     3rd Quarter 2009 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290         .250%(d)     $.0250
                                                   =====        ======         =====        ======         ======       ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .514%(f)     $.0514         .154%(f)     $.0154         .154%(f)     $.0154
                                                   -----        ------         -----        ------         -----        ------
Total                                              .574%        $.0574         .214%        $.0214         .214%        $.0214
                                                   =====        ======         =====        ======         =====        ======

                                                          S&P Target 24           S&P Target SMid 60             Target 50/50
                                                           Portfolio                   Portfolio                   Portfolio
                                                    3rd Quarter 2009 Series     3rd Quarter 2009 Series     3rd Quarter 2009 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290         .290%(d)     $.0290
                                                   =====        ======         =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .164%(f)     $.0164         .149%(f)     $.0149         .305%(f)      .0305
                                                   -----        ------         -----        ------         -----        ------
Total                                              .224%        $.0224         .209%        $.0209         .365%        $.0365
                                                   =====        ======         =====        ======         =====        ======


                                                      Target Diversified            Target Dividend           Target Double Play
                                                      Dividend Portfolio       Multi-Strategy Portfolio            Portfolio
                                                    3rd Quarter 2009 Series     3rd Quarter 2009 Series     3rd Quarter 2009 Series
                                                    -----------------------     -----------------------     -----------------------
                                                                Amount                      Amount                      Amount
                                                                per Unit                    per Unit                    per Unit
                                                                --------                    --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290         .250%(d)     $.0250
                                                   =====        ======         =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .114%(f)     $.0114         .429%(f)     $.0429         .179%(f)     $.0179
                                                   -----        ------         -----        ------         -----        ------
Total                                              .174%        $.0174         .489%        $.0489         .239%        $.0239
                                                   =====        ======         =====        ======         =====        ======

                                                        Target Growth                 Target
                                                          Portfolio             Mega-Cap Portfolio
                                                   3rd Quarter 2009 Series   3rd Quarter 2009 Series
                                                   -----------------------   -----------------------
                                                                Amount                    Amount
                                                                per Unit                  per Unit
                                                                --------                  --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100        1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145        1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050        0.50%(c)     $.050
                                                   -----        ------       -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295        2.95%        $.295
                                                   =====        ======       =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290       .290%(d)     $.0290
                                                   =====        ======       =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%         $.0060      .060%        $.0060
Trustee's fee and other operating expenses         .114%(f)      $.0114      .114%(f)     $.0114
                                                   -----         ------      -----        ------
Total                                              .174%         $.0174      .174%        $.0174
                                                   =====         ======      =====        ======

                                                                                     Target VIP
                                                      Target Small-Cap           Conservative Equity
                                                          Portfolio                   Portfolio
                                                   3rd Quarter 2009 Series     3rd Quarter 2009 Series
                                                   -----------------------     -----------------------
                                                               Amount                      Amount
                                                               per Unit                    per Unit
                                                               --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .290%(d)     $.0290
                                                   =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .114%(f)     $.0114         .491%(f)     $.0491
                                                   -----        ------         -----        ------
Total                                              .174%        $.0174         .551%        $.0551
                                                   =====        ======         =====        ======

                                                  Value Line(R) Diversified        Value Line(R)
                                                     Target 40 Portfolio         Target 25 Portfolio
                                                   3rd Quarter 2009 Series     3rd Quarter 2009 Series
                                                  -------------------------    -----------------------
                                                               Amount                      Amount
                                                               per Unit                    per Unit
                                                               --------                    --------
UNIT HOLDER SALES FEES
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)

MAXIMUM SALES CHARGE
Initial sales charge                               1.00%(a)     $.100          1.00%(a)     $.100
Deferred sales charge                              1.45%(b)     $.145          1.45%(b)     $.145
Creation and development fee                       0.50%(c)     $.050          0.50%(c)     $.050
                                                   -----        ------         -----        ------
Maximum sales charge
(including creation and development fee)           2.95%        $.295          2.95%        $.295
                                                   =====        ======         =====        ======

ORGANIZATION COSTS
(AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
Estimated organization costs                       .290%(d)     $.0290         .250%(d)     $.0250
                                                   =====        ======         =====        ======

ESTIMATED ANNUAL TRUST OPERATING EXPENSES(E)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Portfolio supervision, bookkeeping,
    administrative, evaluation and
    FTPS Unit servicing fees                       .060%        $.0060         .060%        $.0060
Trustee's fee and other operating expenses         .264%(f)     $.0264         .214%(f)     $.0214
                                                   -----        ------         -----        ------
Total                                              .324%        $.0324         .274%        $.0274
                                                   =====        ======         =====        ======

                                     Example

This example is intended to help you compare the cost of investing in a Trust with the cost of investing in other investment products. The example assumes that you invest $10,000 in a Trust, the principal amount and distributions are rolled every 15 months into a New Trust, you are subject to a reduced transactional sales charge, and you sell your Units at the end of the periods shown. The example also assumes a 5% return on your investment each year and that a Trust's operating expenses stay the same. The example does not take into consideration transaction fees which may be charged by certain broker/dealers for processing redemption requests. Although your actual costs may vary, based on these assumptions your costs, assuming you held your Units for the periods shown, would be:


                                                                            1 Year     3 Years    5 Years    10 Years
                                                                            ______     _______    _______    ________
The Dow (R)Target 5Portfolio, 3rd Quarter 2009 Series                       $344       $847       $1,131     $2,322
Global Target 15 Portfolio, 3rd Quarter 2009 Series                          351        868        1,166      2,395
MSCI EAFE Target 20 Portfolio, 3rd Quarter 2009 Series                       381        957        1,316      2,698
Nasdaq (R) Target 15 Portfolio, 3rd Quarter 2009 Series                      345        850        1,136      2,333
NYSE (R) International Target 25 Portfolio, 3rd Quarter 2009 Series          341        838        1,120      2,300
S&P Target 24 Portfolio, 3rd Quarter 2009 Series                             346        853        1,141      2,343
S&P Target SMid 60 Portfolio, 3rd Quarter 2009 Series                        345        849        1,133      2,328
Target 50/50 Portfolio, 3rd Quarter 2009 Series                              361        895        1,212      2,488
Target Diversified Dividend Portfolio, 3rd Quarter 2009 Series               341        838        1,115      2,291
Target Dividend Multi-Strategy Portfolio, 3rd Quarter 2009 Series            373        932        1,274      2,613
Target Double Play Portfolio, 3rd Quarter 2009 Series                        344        846        1,132      2,326
Target Growth Portfolio, 3rd Quarter 2009 Series                             341        838        1,115      2,291
Target Mega-Cap Portfolio, 3rd Quarter 2009 Series                           341        838        1,115      2,291
Target Small-Cap Portfolio, 3rd Quarter 2009 Series                          341        838        1,115      2,291
Target VIP Conservative Equity Portfolio, 3rd Quarter 2009 Series            379        950        1,305      2,675
Value Line (R) Diversified Target 40 Portfolio, 3rd Quarter 2009 Series      356        883        1,191      2,446
Value Line (R) Target 25 Portfolio, 3rd Quarter 2009 Series                  347        856        1,150      2,362

_____________

(a) The combination of the initial and deferred sales charge comprises what we refer to as the "transactional sales charge." The initial sales charge is actually equal to the difference between the maximum sales charge of 2.95% and the sum of any remaining deferred sales charge and creation and development fee.

(b) The deferred sales charge is a fixed dollar amount equal to $.145 per Unit which, as a percentage of the Public Offering Price, will vary over time. The deferred sales charge will be deducted in three monthly installments commencing October 20, 2009.

(c) The creation and development fee compensates the Sponsor for creating and developing the Trusts. The creation and development fee is a charge of $.050 per Unit collected at the end of the initial offering period which is expected to be approximately three months from the Initial Date of Deposit. If the price you pay for your Units exceeds $10 per Unit, the creation and development fee will be less than 0.50%; if the price you pay for your Units is less than $10 per Unit, the creation and development fee will exceed 0.50%.

(d) Estimated organization costs will be deducted from the assets of each Trust at the end of the initial offering period. Estimated organization costs are assessed on a fixed dollar amount per Unit basis which, as a percentage of average net assets, will vary over time.

(e) Each of the fees listed herein is assessed on a fixed dollar amount per Unit basis which, as a percentage of average net assets, will vary over time.

(f) Other operating expenses for certain Trusts include estimated per Unit costs associated with a license fee as described in "Expenses and Charges," but do not include brokerage costs and other portfolio transaction fees for any of the Trusts. In certain circumstances the Trusts may incur additional expenses not set forth above. See "Expenses and Charges."


                              Report of Independent
                        Registered Public Accounting Firm

The Sponsor, First Trust Portfolios L.P., and Unit Holders
FT 2050

We have audited the accompanying statements of net assets, including the schedules of investments, of FT 2050, comprising Dow(R) Target 5 3Q '09 - Term 9/30/10 (The Dow(R) Target 5 Portfolio, 3rd Quarter 2009 Series); Global Target 15 3Q '09 - Term 9/30/10 (Global Target 15 Portfolio, 3rd Quarter 2009 Series); MSCI EAFE Target 20 3Q '09 - Term 9/30/10 (MSCI EAFE Target 20 Portfolio, 3rd Quarter 2009 Series); Nasdaq(R) Target 15 3Q '09 - Term 9/30/10 (Nasdaq(R) Target 15 Portfolio, 3rd Quarter 2009 Series); NYSE(R) Intl. Target 25 3Q '09 - Term 9/30/10 (NYSE(R) International Target 25 Portfolio, 3rd Quarter 2009 Series); S&P Target 24 3Q '09 - Term 9/30/10 (S&P Target 24 Portfolio, 3rd Quarter 2009 Series); S&P Target SMid 60 3Q '09 - Term 9/30/10 (S&P Target SMid 60 Portfolio, 3rd Quarter 2009 Series); Target 50/50 3Q '09 - Term 9/30/10 (Target 50/50 Portfolio, 3rd Quarter 2009 Series); Target Divsd. Dvd. 3Q '09 - Term 9/30/10 (Target Diversified Dividend Portfolio, 3rd Quarter 2009 Series); Target Dvd. Multi-Strat. 3Q '09 - Term 9/30/10 (Target Dividend Multi-Strategy Portfolio, 3rd Quarter 2009 Series); Target Dbl. Play 3Q '09 - Term 9/30/10 (Target Double Play Portfolio, 3rd Quarter 2009 Series); Target Growth 3Q '09 - Term 9/30/10 (Target Growth Portfolio, 3rd Quarter 2009 Series); Target Mega-Cap 3Q '09 - Term 9/30/10 (Target Mega-Cap Portfolio, 3rd Quarter 2009 Series); Target Small-Cap 3Q '09 - Term 9/30/10 (Target Small-Cap Portfolio, 3rd Quarter 2009 Series); Target VIP Cons. Eqty. 3Q '09 - Term 9/30/10 (Target VIP Conservative Equity Portfolio, 3rd Quarter 2009 Series); Value Line(R) Divsd. Target 40 3Q '09 - Term 9/30/10 (Value Line(R) Diversified Target 40 Portfolio, 3rd Quarter 2009 Series) and Value Line(R) Target 25 3Q
'09 - Term 9/30/10 (Value Line(R) Target 25 Portfolio, 3rd Quarter 2009 Series) (collectively, the "Trusts"), as of the opening of business on June 30, 2009 (Initial Date of Deposit). These statements of net assets are the responsibility of the Trusts' Sponsor. Our responsibility is to express an opinion on these statements of net assets based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of net assets are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of the Trusts' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of net assets, assessing the accounting principles used and significant estimates made by the Trusts' Sponsor, as well as evaluating the overall presentation of the statements of net assets. Our procedures included confirmation of the irrevocable letter of credit held by The Bank of New York Mellon, the Trustee, and allocated among the Trusts for the purchase of Securities, as shown in the statements of net assets, as of the opening of business on June 30, 2009, by correspondence with the Trustee. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statements of net assets referred to above present fairly, in all material respects, the financial position of FT 2050, comprising the above-mentioned Trusts, as of the opening of business on June 30, 2009 (Initial Date of Deposit) in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP


Chicago, Illinois
June 30, 2009

                            Statements of Net Assets

                                     FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                                                                                                             MSCI EAFE
                                                                     The Dow (R)          Global Target 15   Target 20
                                                                     Target 5 Portfolio   Portfolio          Portfolio
                                                                     3rd Quarter          3rd Quarter        3rd Quarter
                                                                     2009 Series          2009 Series        2009 Series
                                                                     __________________   ________________   ___________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                                     $169,846             $161,140           $155,514
Less liability for reimbursement to Sponsor
   for organization costs (3)                                            (498)                (472)              (456)
Less liability for deferred sales charge (4)                           (2,488)              (2,360)            (2,278)
Less liability for creation and development fee (5)                      (858)                (814)              (785)
                                                                     ________             ________           ________
Net assets                                                           $166,002             $157,494           $151,995
                                                                     ========             ========           ========
Units outstanding                                                      17,156               16,277             15,709
Net asset value per Unit (6)                                           $9.676               $9.676             $9.676

ANALYSIS OF NET ASSETS
Cost to investors (7)                                                $171,561             $162,768           $157,085
Less maximum sales charge (7)                                          (5,061)              (4,802)            (4,634)
Less estimated reimbursement to Sponsor
   for organization costs (3)                                            (498)                (472)              (456)
                                                                     ________             ________           ________
Net assets                                                           $166,002             $157,494           $151,995
                                                                     ========             ========           ========
__________

See "Notes to Statements of Net Assets" on page 20.


                            Statements of Net Assets

                                     FT 2050

                        At the Opening of Business on the
                      Initial Date of Deposit-June 30, 2009

                                                      Nasdaq (R)       NYSE (R)             S&P
                                                      Target 15        International        Target 24         S&P
                                                      Portfolio        Target 25            Portfolio         Target SMid 60
                                                      3rd Quarter      Portfolio, 3rd       3rd Quarter       Portfolio, 3rd
                                                      2009 Series      Quarter 2009 Series  2009 Series       Quarter 2009 Series
                                                      ___________      ___________________  ___________       ___________________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                      $135,294         $120,786             $174,426           $174,790
Less liability for reimbursement to Sponsor
   for organization costs (3)                             (396)            (305)                (511)              (512)
Less liability for deferred sales charge (4)            (1,982)          (1,769)              (2,555)            (2,560)
Less liability for creation and development fee (5)       (683)            (610)                (881)              (883)

                                                      ________         ________             ________           ________
Net assets                                            $132,233         $118,102             $170,479           $170,835
                                                      ========         ========             ========           ========
Units outstanding                                       13,666           12,201               17,619             17,656
Net asset value per Unit (6)                            $9.676           $9.680               $9.676             $9.676

ANALYSIS OF NET ASSETS
Cost to investors (7)                                 $136,660         $122,006             $176,188           $176,556
Less maximum sales charge (7)                           (4,031)          (3,599)              (5,198)            (5,209)
Less estimated reimbursement to Sponsor
   for organization costs (3)                             (396)            (305)                (511)              (512)
                                                      ________          _______             ________           ________
Net assets                                            $132,233         $118,102             $170,479           $170,835
                                                      ========         ========             ========           ========
__________

See "Notes to Statements of Net Assets" on page 20.


                            Statements of Net Assets

                                     FT 2050

                        At the Opening of Business on the
                      Initial Date of Deposit-June 30, 2009

                                                                                                Target Dividend    Target
                                                        Target 50/50       Target Diversified   Multi-Strategy     Double Play
                                                        Portfolio          Dividend Portfolio   Portfolio          Portfolio
                                                        3rd Quarter        3rd Quarter          3rd Quarter        3rd Quarter
                                                        2009 Series        2009 Series          2009 Series        2009 Series
                                                        _____________      __________________   _______________    ___________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                         $218,227           $167,748             $290,323           $163,142
Less liability for reimbursement to Sponsor
   for organization costs (3)                                (639)              (491)                (850)              (412)
Less liability for deferred sales charge (4)               (3,196)            (2,457)              (4,252)            (2,389)
Less liability for creation and development fee (5)        (1,102)              (847)              (1,466)              (824)
                                                         ________           ________             ________           ________
Net assets                                               $213,290           $163,953             $283,755           $159,517
                                                         ========           ========             ========           ========
Units outstanding                                          22,043             16,944               29,326             16,479
Net asset value per Unit (6)                               $9.676             $9.676               $9.676             $9.680

ANALYSIS OF NET ASSETS
Cost to investors (7)                                    $220,432           $169,442             $293,256           $164,790
Less maximum sales charge (7)                              (6,503)            (4,998)              (8,651)            (4,861)
Less estimated reimbursement to Sponsor
   for organization costs (3)                                (639)              (491)                (850)              (412)
                                                         ________           ________             ________           ________
Net assets                                               $213,290           $163,953             $283,755           $159,517
                                                         ========           ========             ========           ========
__________

See "Notes to Statements of Net Assets" on page 20.


                            Statements of Net Assets

                                     FT 2050
                        At the Opening of Business on the
                      Initial Date of Deposit-June 30, 2009

                                                                     Target             Target Mega-Cap    Target Small-Cap
                                                                     Growth Portfolio   Portfolio          Portfolio
                                                                     3rd Quarter        3rd Quarter        3rd Quarter
                                                                     2009 Series        2009 Series        2009 Series
                                                                     ________________   _______________    _______________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                                      $154,695           $ 267,976          $178,020
Less liability for reimbursement to Sponsor
   for organization costs (3)                                             (453)              (785)              (521)
Less liability for deferred sales charge (4)                            (2,266)            (3,925)            (2,607)
Less liability for creation and development fee (5)                       (781)            (1,353)              (899)
                                                                      ________           ________           ________
Net assets                                                            $151,195           $261,913           $173,993
                                                                      ========           ========           ========
Units outstanding                                                       15,626             27,068             17,982
Net asset value per Unit (6)                                            $9.676             $9.676             $9.676

ANALYSIS OF NET ASSETS
Cost to investors (7)                                                 $156,258           $270,683           $179,819
Less maximum sales charge (7)                                           (4,610)            (7,985)            (5,305)
Less estimated reimbursement to Sponsor
   for organization costs (3)                                             (453)              (785)              (521)
                                                                      ________           ________           ________
Net assets                                                            $151,195           $261,913           $173,993
                                                                      ========           ========           ========
__________

See "Notes to Statements of Net Assets" on page 20.


                            Statements of Net Assets

                                     FT 2050

                        At the Opening of Business on the
                      Initial Date of Deposit-June 30, 2009

                                                                                             Value Line(R)
                                                                      Target VIP             Diversified        Value Line(R)
                                                                      Conservative Equity    Target 40          Target 25
                                                                      Portfolio              Portfolio          Portfolio
                                                                      3rd Quarter            3rd Quarter        3rd Quarter
                                                                      2009 Series            2009 Series        2009 Series
                                                                      ___________________    _____________      _____________
NET ASSETS
Investment in Securities represented
   by purchase contracts (1) (2)                                      $273,250               $164,425           $175,583
Less liability for reimbursement to Sponsor
   for organization costs (3)                                             (800)                  (482)              (443)
Less liability for deferred sales charge (4)                            (4,002)                (2,408)            (2,572)
Less liability for creation and development fee (5)                     (1,380)                  (830)              (887)
                                                                      ________               ________           ________
Net assets                                                            $ 67,068               $160,705           $171,681
                                                                      ========               ========           ========
Units outstanding                                                       27,601                 16,609             17,736
Net asset value per Unit (6)                                            $9.676                 $9.676             $9.680

ANALYSIS OF NET ASSETS
Cost to investors (7)                                                 $276,010               $166,087           $177,356
Less maximum sales charge (7)                                           (8,142)                (4,900)            (5,232)
Less estimated reimbursement to Sponsor for organization costs (3)        (800)                  (482)              (443)
                                                                      ________               ________           ________
Net assets                                                            $267,068               $160,705           $171,681
                                                                      ========               ========           ========
__________

See "Notes to Statements of Net Assets" on page 20.


                    NOTES TO STATEMENTS OF NET ASSETS

The Sponsor is responsible for the preparation of financial statements in accordance with accounting principles generally accepted in the United States which require the Sponsor to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates.

(1) Each Trust invests in a diversified portfolio of common stocks. Aggregate cost of the Securities listed under "Schedule of Investments" for each Trust is based on their aggregate underlying value. Each Trust has a Mandatory Termination Date of September 30, 2010.

(2) An irrevocable letter of credit for approximately $4,600,000, issued by The Bank of New York Mellon (approximately $200,000 has been allocated to each of The Dow(R) Target 5 Portfolio, 3rd Quarter 2009 Series; Global Target 15 Portfolio, 3rd Quarter 2009 Series; MSCI EAFE Target 20 Portfolio, 3rd Quarter 2009 Series; Nasdaq(R) Target 15 Portfolio, 3rd Quarter 2009 Series; NYSE(R) International Target 25 Portfolio, 3rd Quarter 2009 Series; S&P Target 24 Portfolio, 3rd Quarter 2009 Series; S&P Target SMid 60 Portfolio, 3rd Quarter 2009 Series; Target Diversified Dividend Portfolio, 3rd Quarter 2009 Series; Target Double Play Portfolio, 3rd Quarter 2009 Series; Target Growth Portfolio, 3rd Quarter 2009 Series; Target Small-Cap Portfolio, 3rd Quarter 2009 Series; Value Line(R) Diversified Target 40 Portfolio, 3rd Quarter 2009 Series and Value Line(R) Target 25 Portfolio, 3rd Quarter 2009 Series; and approximately $500,000 has been allocated to each of Target 50/50 Portfolio, 3rd Quarter 2009 Series; Target Dividend Multi-Strategy Portfolio, 3rd Quarter 2009 Series; Target Mega-Cap Portfolio, 3rd Quarter 2009 Series and Target VIP Conservative Equity Portfolio, 3rd Quarter 2009 Series), has been deposited with the Trustee as collateral, covering the monies necessary for the purchase of the Securities according to their purchase contracts.

(3) A portion of the Public Offering Price consists of an amount sufficient to reimburse the Sponsor for all or a portion of the costs of establishing the Trusts. The per Unit costs have been estimated as set forth in the Fee Table. A payment will be made at the end of the initial offering period to an account maintained by the Trustee from which the obligation of the investors to the Sponsor will be satisfied. To the extent that actual organization costs of a Trust are greater than the estimated amount, only the estimated organization costs added to the Public Offering Price will be reimbursed to the Sponsor and deducted from the assets of such Trust.

(4) Represents the amount of mandatory deferred sales charge distributions of $.145 per Unit, payable to the Sponsor in three approximately equal monthly installments beginning on October 20, 2009 and on the twentieth day of each month thereafter (or if such date is not a business day, on the preceding business day) through December 18, 2009. If Unit holders redeem Units before December 18, 2009 they will have to pay the remaining amount of the deferred sales charge applicable to such Units when they redeem them.

(5) The creation and development fee ($.050 per Unit for each Trust) is payable by a Trust on behalf of Unit holders out of assets of a Trust at the end of a Trust's initial offering period. If Units are redeemed prior to the close of the initial offering period, the fee will not be deducted from the proceeds.

(6) Net asset value per Unit is calculated by dividing a Trust's net assets by the number of Units outstanding. This figure includes organization costs and the creation and development fee, which will only be assessed to Units outstanding at the close of the initial offering period.

(7) The aggregate cost to investors in a Trust includes a maximum sales charge (comprised of an initial and a deferred sales charge and the creation and development fee) computed at the rate of 2.95% of the Public Offering Price (equivalent to 2.98% of the net amount invested, exclusive of the deferred sales charge and the creation and development fee), assuming no reduction of the maximum sales charge as set forth under "Public Offering."

                         Schedule of Investments

         The Dow (R) Target 5 Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                                                               Percentage
                                                               of Aggregate   Number     Market      Cost of        Current
Ticker Symbol and                                              Offering       of         Value per   Securities to  Dividend
Name of Issuer of Securities (1)                               Price          Shares     Share       the Trust (2)  Yield (3)
________________________________                               ____________   ______     _________   _________      _________
COMMON STOCKS (100%):

Consumer Discretionary (20%):
HD       The Home Depot, Inc.                                    20%          1,423      $23.87      $ 33,967         3.77%

Consumer Staples (20%):
KFT      Kraft Foods Inc.                                        20%          1,328       25.58        33,970         4.53%

Health Care (20%):
PFE      Pfizer Inc.                                             20%          2,226       15.26        33,969         4.19%

Materials (20%):
DD       E.I. du Pont de Nemours and Company                     20%          1,306       26.01        33,969         6.31%

Telecommunication Services (20%):
T        AT&T Inc.                                               20%          1,347       25.22        33,971         6.50%
                                                               _____                                 ________
              Total Investments                                 100%                                 $169,846
                                                               =====                                 ========
___________

See "Notes to Schedules of Investments" on page 47.


                         Schedule of Investments

           Global Target 15 Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                                                                    Percentage                         Cost of
                                                                    of Aggregate  Number    Market     Securities   Current
Ticker Symbol and                                                   Offering      of        Value per  to the       Dividend
Name of Issuer of Securities (1)(4)(5)                              Price         Shares    Share      Trust (2)    Yield (3)
______________________________________                              ___________   ______    _________  ________     ________
COMMON STOCKS (100.00%):

Hong Kong (33.34%):
3988 HK       Bank of China Ltd. #                                    6.67%       22,474    $ 0.48     $ 10,743      3.98%
939 HK        China Construction Bank #                               6.67%       13,676      0.79       10,742      3.62%
883 HK        CNOOC Limited #                                         6.66%        8,508      1.26       10,742      4.09%
1199 HK       Cosco Pacific Limited #                                 6.67%        9,347      1.15       10,743      4.28%
857 HK        PetroChina Company Limited #                            6.67%        9,504      1.13       10,742      3.64%

United Kingdom (33.33%):
BT/A LN       BT Group Plc #                                          6.66%        6,352      1.69       10,742      7.07%
LAD LN        Ladbrokes Plc #                                         6.66%        3,530      3.04       10,742      8.56%
EMG LN        Man Group Plc #                                         6.67%        2,270      4.73       10,745     10.64%
MKS LN        Marks & Spencer Group Plc #                             6.67%        2,099      5.12       10,742      6.40%
VOD LN        Vodafone Group Plc #                                    6.67%        5,513      1.95       10,743      7.34%

United States (33.33%):
T             AT&T Inc.                                               6.67%          426     25.22       10,744      6.50%
DD            E.I. du Pont de Nemours and Company                     6.66%          413     26.01       10,742      6.31%
HD            The Home Depot, Inc.                                    6.66%          450     23.87       10,741      3.77%
KFT           Kraft Foods Inc.                                        6.67%          420     25.58       10,744      4.53%
PFE           Pfizer Inc.                                             6.67%          704     15.26       10,743      4.19%
                                                                    _______                            ________
                      Total Investments                             100.00%                            $161,140
                                                                    =======                            ========
_____________

See "Notes to Schedules of Investments" on page 47.


                         Schedule of Investments

         MSCI EAFE Target 20 Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

 At the Opening of Business on the Initial Date of Deposit-June 30, 2009

                                                                              Percentage
                                                                              of Aggregate  Number    Market    Cost of
Ticker Symbol and                                                             Offering      of        Value per Securities to
Name of Issuer of Securities (1)(4)(5) #                                      Price         Shares    Share     the Trust (2)
________________________________________                                      ____________  ______    ________  _____________
COMMON STOCKS (100%):

France (10%):
SU FP       Schneider Electric S.A.                                               5%          100     $77.73    $  7,773
VIV FP      Vivendi S.A.                                                          5%          317      24.50       7,767

Germany (10%):
BMW GY      Bayerische Motoren Werke (BMW) AG                                     5%          204      38.12       7,776
HEN3 GY     Henkel KGaA Nvtg Prf                                                  5%          247      31.49       7,779

Hong Kong (5%):
13 HK       Hutchison Whampoa Limited                                             5%        1,155       6.73       7,775

Ireland (5%):
CRH ID      CRH Plc                                                               5%          339      22.94       7,776

Italy (15%):
ENEL IM     Enel SpA                                                              5%        1,570       4.95       7,777
ENI IM      Eni SpA                                                               5%          328      23.73       7,784
TIT IM      Telecom Italia SpA                                                    5%        5,555       1.40       7,775

Japan (10%):
9432 JP     Nippon Telegraph and Telephone Corporation (NTT)                      5%          190      40.94       7,778
8053 JP     Sumitomo Corporation                                                  5%          751      10.35       7,772

Luxembourg (5%):
MT NA       ArcelorMittal                                                         5%          232      33.54       7,781

The Netherlands (5%):
EAD FP      European Aeronautic Defence and Space Company                         5%          462      16.83       7,777

Norway (5%):
TEL NO      Telenor ASA *                                                         5%        1,011       7.69       7,776

Spain (5%):
REP SM      Repsol YPF, S.A.                                                      5%          342      22.74       7,776

Sweden (5%):
TLSN SS     TeliaSonera AB                                                        5%        1,485       5.23       7,774

Switzerland (5%):
XTA LN      Xstrata Plc (6)                                                       5%          699      11.13       7,779

United Kingdom (15%):
BARC LN     Barclays Plc (6)                                                      5%        1,687       4.61       7,776
CCL LN      Carnival Plc (6)                                                      5%          287      27.07       7,770
ENRC LN     Eurasian Natural Resources Corporation                                5%          699      11.12       7,773
ENRC LN     Eurasian Natural Resources Corporation                              ____                            ________
                 Total Investments                                              100%                            $155,514
                                                                                ====                            ========
______________________

See "Notes to Schedules of Investments" on page 47.


                         Schedule of Investments

         Nasdaq (R) Target 15 Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                                                                        Percentage                   Market      Cost of
Ticker Symbol and                                                       of Aggregate     Number      Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price   of Shares   Share       the Trust (2)
___________________________________                                     ______________   _________   _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (12.07%):
AMZN       Amazon.com, Inc. *                                             8.22%            134       $ 83.03     $ 11,126
BBBY       Bed Bath & Beyond Inc. *                                       1.84%             80         31.14        2,491
GRMN       Garmin Ltd. +                                                  1.00%             56         24.16        1,353
ROST       Ross Stores, Inc.                                              1.01%             35         38.98        1,364

Industrials (2.02%):
JBHT       J.B. Hunt Transport Services, Inc.                             1.01%             45         30.44        1,370
JOYG       Joy Global Inc.                                                1.01%             37         36.80        1,362

Information Technology (84.52%):
AKAM       Akamai Technologies, Inc. *                                    1.00%             69         19.67        1,357
AAPL       Apple Inc. *                                                  24.98%            238        141.97       33,789
BIDU       Baidu, Inc. (ADR) +*                                           1.76%              8        298.18        2,385
CHKP       Check Point Software Technologies Ltd. +*                      1.01%             58         23.58        1,368
CTSH       Cognizant Technology Solutions Corporation *                   1.77%             88         27.20        2,394
INFY       Infosys Technologies Limited (ADR) +                           4.90%            178         37.24        6,629
MSFT       Microsoft Corporation                                         24.99%          1,417         23.86       33,810
ORCL       Oracle Corporation                                            24.11%          1,517         21.50       32,615

Telecommunication Services (1.39%):
MICC       Millicom International Cellular S.A. +*                        1.39%             33         57.01        1,881
                                                                        _______                                  ________
                Total Investments                                       100.00%                                  $135,294
                                                                        =======                                  ========
___________

See "Notes to Schedules of Investments" on page 47.


                         Schedule of Investments

   NYSE (R) International Target 25 Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

 At the Opening of Business on the Initial Date of Deposit-June 30, 2009

                                                                          Percentage
                                                                          of Aggregate    Number    Market      Cost of
Ticker Symbol and                                                         Offering        of        Value per   Securities to
Name of Issuer of Securities (1)(4)(5) +                                  Price           Shares    Share       the Trust (2)
________________________________________                                  ____________    ______    _________   _____________
COMMON STOCKS (100%):

Canada (12%):
BMO         Bank of Montreal                                                  4%           112      $43.20      $  4,838
CM          Canadian Imperial Bank of Commerce                                4%            95       50.91         4,836
TD          The Toronto-Dominion Bank                                         4%            91       52.99         4,822

France (8%):
AXA         AXA S.A. (ADR)                                                    4%           248       19.45         4,824
FTE         France Telecom S.A. (ADR)                                         4%           208       23.23         4,832

Germany (12%):
AZ          Allianz AG (ADR)                                                  4%           526        9.19         4,834
DB          Deutsche Bank AG                                                  4%            77       62.62         4,822
DT          Deutsche Telekom AG (ADR)                                         4%           408       11.85         4,835

Hong Kong (4%):
CHU         China Unicom Ltd. (ADR)                                           4%           352       13.71         4,826

Italy (8%):
E           Eni SpA (ADR)                                                     4%           102       47.46         4,841
TI          Telecom Italia SpA (ADR)                                          4%           348       13.87         4,827

Japan (20%):
HIT         Hitachi, Ltd. (ADR) (6)                                           4%           153       31.65         4,843
HMC         Honda Motor Co., Ltd. (ADR)                                       4%           175       27.58         4,827
NTT         Nippon Telegraph and Telephone Corporation (ADR)                  4%           238       20.27         4,824
SNE         Sony Corporation (ADR)                                            4%           182       26.58         4,838
TM          Toyota Motor Corporation (ADR)                                    4%            64       75.49         4,831

Luxembourg (4%):
MT          ArcelorMittal (ADR)                                               4%           145       33.36         4,837

The Netherlands (4%):
RDS/A       Royal Dutch Shell Plc (ADR)                                       4%            95       50.79         4,825

South Korea (8%):
KEP         Korea Electric Power Corporation (ADR) *                          4%           418       11.56         4,832
PKX         POSCO (ADR)                                                       4%            58       83.49         4,842

Spain (4%):
REP         Repsol YPF, S.A. (ADR)                                            4%           213       22.65         4,824

Switzerland (8%):
CS          Credit Suisse Group (ADR)                                         4%           106       45.65         4,839
UBS         UBS AG *                                                          4%           391       12.36         4,833

United Kingdom (8%):
BCS         Barclays Plc (ADR) (6)                                            4%           263       18.35         4,826
LYG         Lloyds TSB Group Plc (ADR) (6)                                    4%         1,008        4.79         4,828
                                                                            ____                                ________
             Total Investments                                              100%                                $120,786
                                                                            ====                                ========
______________________

See "Notes to Schedules of Investments" on page 47.


                         Schedule of Investments

            S&P Target 24 Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)                                      Price           Shares      Share       the Trust (2)
________________________________                                      ____________    ______      _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (9.71%):
APOL      Apollo Group, Inc. (Class A) *                                3.33%            88       $ 65.99     $  5,807
AZO       AutoZone, Inc. *                                              2.44%            28        151.75        4,249
TJX       The TJX Companies, Inc.                                       3.94%           219         31.37        6,870

Consumer Staples (13.96%):
CPB       Campbell Soup Company                                         1.11%            65         29.69        1,930
CL        Colgate-Palmolive Company                                     3.87%            94         71.74        6,744
PM        Philip Morris International Inc.                              8.98%           361         43.39       15,664

Energy (12.92%):
DO        Diamond Offshore Drilling, Inc.                               1.89%            39         84.45        3,293
EOG       EOG Resources, Inc.                                           2.69%            70         66.96        4,687
OXY       Occidental Petroleum Corporation                              8.34%           220         66.13       14,549

Financials (14.24%):
AOC       Aon Corporation                                               2.87%           133         37.70        5,014
BEN       Franklin Resources, Inc.                                      4.67%           113         72.06        8,143
TRV       The Travelers Companies, Inc.                                 6.70%           285         41.01       11,688

Health Care (14.65%):
AMGN      Amgen Inc. *                                                  7.73%           254         53.11       13,490
BAX       Baxter International Inc.                                     4.58%           151         52.95        7,995
SYK       Stryker Corporation                                           2.34%           102         40.12        4,092

Industrials (10.36%):
DNB       The Dun & Bradstreet Corporation                              3.59%            77         81.28        6,258
RHI       Robert Half International Inc.                                2.97%           222         23.35        5,184
ROK       Rockwell Automation, Inc.                                     3.80%           204         32.53        6,636

Information Technology (19.96%):
IBM       International Business Machines Corporation                  17.96%           296        105.83       31,326
TDC       Teradata Corporation *                                        0.52%            39         23.15          903
WU        Western Union Company                                         1.48%           155         16.65        2,581

Utilities (4.20%):
EQT       EQT Corporation                                               0.43%            21         35.41          744
FPL       FPL Group, Inc.                                               2.21%            67         57.62        3,860
PEG       Public Service Enterprise Group Incorporated                  1.56%            83         32.76        2,719
                                                                      _______                                 ________
               Total Investments                                      100.00%                                 $174,426
                                                                      =======                                 ========

______________________

See "Notes to Schedules of Investments" on page 47.


                         Schedule of Investments

          S&P Target SMid 60 Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)                                      Price           Shares      Share       the Trust (2)
________________________________                                      ____________    ______      _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (10.01%):
CAB       Cabela's Incorporated *                                       1.12%           159       $12.25      $  1,948
ISCA      International Speedway Corporation                            2.22%           149        26.07         3,884
JAKK      JAKKS Pacific, Inc. *                                         1.11%           150        12.92         1,938
RCII      Rent-A-Center, Inc. *                                         2.23%           216        18.00         3,888
RT        Ruby Tuesday, Inc. *                                          1.11%           280         6.94         1,943
SCI       Service Corporation International                             2.22%           712         5.46         3,888

Consumer Staples (2.22%):
UVV       Universal Corporation                                         2.22%           115        33.80         3,887

Energy (21.10%):
BRS       Bristow Group, Inc. *                                         1.11%            65        29.93         1,945
HOS       Hornbeck Offshore Services, Inc. *                            1.11%            92        21.10         1,941
OIS       Oil States International, Inc. *                              1.11%            81        24.00         1,944
OSG       Overseas Shipholding Group, Inc.                              2.23%           112        34.72         3,889
PCX       Patriot Coal Corporation *                                    2.22%           626         6.21         3,887
PTEN      Patterson-UTI Energy, Inc.                                    2.22%           302        12.86         3,884
PVA       Penn Virginia Corporation                                     1.11%           118        16.45         1,941
PDE       Pride International, Inc. *                                   2.22%           153        25.39         3,885
CKH       SEACOR Holdings Inc. *                                        1.11%            26        74.74         1,943
SUG       Southern Union Company                                        2.22%           209        18.55         3,877
SPN       Superior Energy Services, Inc. *                              2.22%           223        17.39         3,878
TDW       Tidewater Inc.                                                2.22%            89        43.61         3,881

Financials (27.76%):
AFG       American Financial Group, Inc.                                2.22%           178        21.80         3,880
BMR       BioMed Realty Trust, Inc. (7)                                 1.11%           193        10.06         1,942
CUZ       Cousins Properties, Inc. (7)                                  2.22%           470         8.27         3,887
DRH       DiamondRock Hospitality Company (6) (7)                       1.11%           314         6.18         1,941
DRE       Duke Realty Corporation (7)                                   2.23%           451         8.62         3,888
EPR       Entertainment Properties Trust (7)                            1.11%            95        20.37         1,935
EXR       Extra Space Storage Inc. (6) (7)                              1.11%           235         8.27         1,943
FBP       First BanCorp. +                                              1.11%           457         4.25         1,942
IBOC      International Bancshares Corporation                          2.22%           379        10.25         3,885
LHO       LaSalle Hotel Properties (7)                                  1.11%           160        12.13         1,941
MAC       The Macerich Company (7)                                      2.22%           223        17.40         3,880
MPW       Medical Properties Trust Inc. (7)                             1.11%           321         6.05         1,942
NNN       National Retail Properties Inc. (7)                           1.11%           114        17.07         1,946


                    Schedule of Investments (cont'd.)

          S&P Target SMid 60 Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)                                      Price           Shares      Share       the Trust (2)
________________________________                                      ____________    ______      _________   _____________
Financials (cont'd.):
SLG      SL Green Realty Corp. (7)                                      2.22%           169       $22.99      $  3,885
SFG      StanCorp Financial Group, Inc.                                 2.22%           135        28.71         3,876
WRI      Weingarten Realty Investors (7)                                2.22%           267        14.53         3,880
WTFC     Wintrust Financial Corporation                                 1.11%           113        17.13         1,936

Health Care (11.11%):
CNMD     CONMED Corporation *                                           1.11%           123        15.76         1,938
COO      The Cooper Companies, Inc.                                     1.11%            76        25.50         1,938
GTIV     Gentiva Health Services, Inc. *                                1.11%           118        16.48         1,945
HNT      Health Net Inc. *                                              2.23%           250        15.56         3,890
HS       HealthSpring, Inc. *                                           1.11%           177        10.98         1,943
KND      Kindred Healthcare, Inc. *                                     2.22%           311        12.49         3,884
LPNT     LifePoint Hospitals, Inc. *                                    2.22%           148        26.23         3,882

Industrials (10.02%):
NPO      EnPro Industries, Inc. *                                       1.12%           107        18.21         1,948
ESL      Esterline Technologies Corporation *                           1.12%            72        27.14         1,954
KSU      Kansas City Southern *                                         2.22%           242        16.05         3,884
SCHS     School Specialty, Inc. *                                       1.12%            96        20.33         1,952
TRN      Trinity Industries, Inc.                                       2.22%           277        14.01         3,881
TGI      Triumph Group, Inc.                                            1.11%            46        42.12         1,938
VVI      Viad Corp.                                                     1.11%           115        16.93         1,947

Information Technology (3.34%):
MEI      Methode Electronics, Inc.                                      1.11%           277         7.01         1,942
TECD     Tech Data Corporation *                                        2.23%           120        32.40         3,888

Materials (5.55%):
ASH      Ashland Inc.                                                   2.23%           139        28.00         3,892
MTX      Minerals Technologies Inc.                                     2.21%           105        36.82         3,866
ZEUS     Olympic Steel, Inc.                                            1.11%            77        25.19         1,940

Telecommunication Services (2.22%):
TDS      Telephone and Data Systems, Inc.                               2.22%           135        28.78         3,885

Utilities (6.67%):
EE       El Paso Electric Company *                                     1.11%           136        14.29         1,943
GXP      Great Plains Energy Incorporated                               2.23%           248        15.69         3,891
IDA      IDACORP, Inc.                                                  2.22%           149        26.00         3,874
SWX      Southwest Gas Corporation                                      1.11%            88        22.10         1,945
                                                                      _______                                 ________
              Total Investments                                       100.00%                                 $174,790
                                                                      =======                                 ========
______________________

See "Notes to Schedules of Investments" on page 47.


                         Schedule of Investments

             Target 50/50 Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

 At the Opening of Business on the Initial Date of Deposit-June 30, 2009

                                                                          Percentage
                                                                          of Aggregate   Number     Market      Cost of
Ticker Symbol and                                                         Offering       of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares     Share       the Trust (2)
___________________________________                                       ____________   ______     _________   _____________
COMMON STOCKS (100.00%):
Consumer Discretionary (13.84%):
AAN          Aaron's Inc.                                                    0.16%          12      $30.04      $     360
ARO          Aeropostale, Inc. *                                             0.28%          18       34.29            617
AMZN         Amazon.com, Inc. *                                              0.68%          18       83.03          1,495
CRMT         America's Car-Mart, Inc. *                                      0.07%           8       20.51            164
APOL         Apollo Group, Inc. (Class A) *                                  0.27%           9       65.99            594
AZO          AutoZone, Inc. *                                                1.18%          17      151.75          2,579
BBBY         Bed Bath & Beyond Inc. *                                        0.16%          11       31.14            343
BIG          Big Lots, Inc. *                                                0.22%          23       21.14            486
BKE          The Buckle, Inc.                                                0.19%          13       31.69            412
BWLD         Buffalo Wild Wings Inc. *                                       0.27%          18       32.09            578
CRI          Carter's, Inc. *                                                0.40%          37       23.38            865
CMG          Chipotle Mexican Grill, Inc. *                                  0.15%           4       79.34            317
DRI          Darden Restaurants, Inc.                                        0.56%          36       33.78          1,216
DLTR         Dollar Tree, Inc. *                                             0.47%          24       42.72          1,025
DBRN         Dress Barn, Inc. *                                              0.11%          16       14.52            232
FDO          Family Dollar Stores, Inc.                                      0.50%          38       28.80          1,094
GRMN         Garmin Ltd. +                                                   0.09%           8       24.16            193
HOTT         Hot Topic, Inc. *                                               0.09%          28        7.39            207
ICON         Iconix Brand Group, Inc. *                                      0.32%          45       15.33            690
JOSB         Jos. A. Bank Clothiers, Inc. *                                  0.09%           6       32.76            197
LEG          Leggett & Platt, Incorporated                                   2.50%         353       15.44          5,450
LL           Lumber Liquidators, Inc. *                                      0.13%          18       15.81            285
MNRO         Monro Muffler Brake, Inc.                                       0.14%          12       25.30            304
NCMI         National CineMedia, Inc.                                        0.18%          28       13.82            387
NFLX         Netflix Inc. *                                                  0.28%          15       41.20            618
PFCB         P.F. Chang's China Bistro, Inc. *                               0.22%          15       31.55            473
PEET         Peet's Coffee & Tea Inc. *                                      0.09%           8       25.75            206
PETS         PetMed Express, Inc. *                                          0.10%          15       15.02            225
PCLN         Priceline.com Incorporated *                                    0.58%          11      114.65          1,261
ROST         Ross Stores, Inc.                                               0.09%           5       38.98            195
SHOO         Steven Madden, Ltd. *                                           0.13%          11       25.74            283
TPX          Tempur-Pedic International Inc. (6)                             0.28%          45       13.54            609
TXRH         Texas Roadhouse, Inc. *                                         0.30%          60       11.04            663
TJX          The TJX Companies, Inc.                                         1.95%         136       31.37          4,266
VIV FP       Vivendi S.A. #                                                  0.42%          37       24.50            907
WMS          WMS Industries Inc. *                                           0.19%          13       31.42            408


                    Schedule of Investments (cont'd.)

             Target 50/50 Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

 At the Opening of Business on the Initial Date of Deposit-June 30, 2009

                                                                          Percentage
                                                                          of Aggregate   Number     Market      Cost of
Ticker Symbol and                                                         Offering       of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares     Share       the Trust (2)
___________________________________                                       ____________   ______     _________   _____________
Consumer Staples (8.39%):
CPB          Campbell Soup Company                                           0.10%           7      $29.69      $     208
CENTA        Central Garden & Pet Company *                                  0.09%          19        9.99            190
CL           Colgate-Palmolive Company                                       0.33%          10       71.74            717
DMND         Diamond Foods, Inc.                                             0.14%          11       27.53            303
GMCR         Green Mountain Coffee Roasters, Inc. *                          0.27%          10       58.56            586
KFT          Kraft Foods Inc.                                                1.66%         142       25.58          3,632
LANC         Lancaster Colony Corporation                                    0.16%           8       44.38            355
PTRY         The Pantry, Inc. *                                              0.12%          15       16.79            252
PM           Philip Morris International Inc.                                0.76%          38       43.39          1,649
PG           The Procter & Gamble Company                                    1.68%          70       52.23          3,656
THS          TreeHouse Foods, Inc. *                                         0.27%          21       28.47            598
UNFI         United Natural Foods, Inc. *                                    0.32%          27       26.27            709
UVV          Universal Corporation                                           2.49%         161       33.80          5,442

Energy (6.88%):
BP/ LN       BP Plc #                                                        0.42%         114        7.96            908
CVX          Chevron Corporation                                             1.65%          54       66.88          3,612
DO           Diamond Offshore Drilling, Inc.                                 0.15%           4       84.45            338
ENI IM       Eni SpA #                                                       0.41%          38       23.73            902
EOG          EOG Resources, Inc.                                             0.21%           7       66.96            469
OXY          Occidental Petroleum Corporation                                0.70%          23       66.13          1,521
REP SM       Repsol YPF, S.A. #                                              0.42%          40       22.74            909
RDSB LN      Royal Dutch Shell Plc #                                         0.42%          36       25.51            918
SUN          Sunoco, Inc.                                                    2.50%         234       23.29          5,450

Financials (27.52%):
AOC          Aon Corporation                                                 0.24%          14       37.70            528
AF           Astoria Financial Corporation                                   2.50%         642        8.50          5,457
AV/ LN       Aviva Plc #                                                     0.42%         161        5.65            910
OZRK         Bank of the Ozarks, Inc.                                        0.11%          11       21.45            236
BBT          BB&T Corporation                                                2.50%         243       22.49          5,465
CINF         Cincinnati Financial Corporation                                2.50%         244       22.35          5,453
FNB          F.N.B. Corporation                                              2.50%         859        6.35          5,455
FBP          First BanCorp. +                                                2.50%       1,284        4.25          5,457
FNFG         First Niagara Financial Group, Inc.                             2.50%         472       11.56          5,456
BEN          Franklin Resources, Inc.                                        0.40%          12       72.06            865
NYB          New York Community Bancorp, Inc.                                2.50%         509       10.71          5,451
PBCT         People's United Financial Inc.                                  2.50%         356       15.30          5,447
SAN SM       Santander Central Hispano S.A. #                                0.42%          75       12.15            911
SF           Stifel Financial Corp. *                                        0.37%          17       47.68            811
TRV          The Travelers Companies, Inc.                                   0.56%          30       41.01          1,230
TRMK         Trustmark Corporation                                           2.50%         274       19.91          5,455
UBSI         United Bankshares, Inc.                                         2.50%         274       19.90          5,453


                    Schedule of Investments (cont'd.)

             Target 50/50 Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                                                                          Percentage
                                                                          of Aggregate   Number     Market      Cost of
Ticker Symbol and                                                         Offering       of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares     Share       the Trust (2)
___________________________________                                       ____________   ______     _________   _____________
Health Care (4.76%):
AMGN         Amgen Inc. *                                                    0.66%          27      $53.11      $   1,434
ATHN         Athenahealth, Inc. *                                            0.37%          22       36.30            799
BAX          Baxter International Inc.                                       0.39%          16       52.95            847
CNC          Centene Corporation *                                           0.26%          28       20.36            570
CERN         Cerner Corporation *                                            0.61%          21       63.82          1,340
CPSI         Computer Programs and Systems, Inc.                             0.09%           5       39.02            195
EBS          Emergent BioSolutions, Inc. *                                   0.13%          19       14.52            276
GB           Greatbatch Inc. *                                               0.15%          15       22.43            336
MRK          Merck & Co. Inc.                                                1.67%         131       27.85          3,648
SEPR         Sepracor Inc. *                                                 0.23%          30       16.98            509
SYK          Stryker Corporation                                             0.20%          11       40.12            441

Industrials (5.61%):
ALGT         Allegiant Travel Company *                                      0.21%          12       38.84            466
ASEI         American Science and Engineering, Inc.                          0.19%           6       69.65            418
BECN         Beacon Roofing Supply, Inc. *                                   0.19%          28       14.46            405
BGG          Briggs & Stratton Corporation                                   2.50%         401       13.60          5,454
CUB          Cubic Corporation                                               0.28%          17       36.19            615
DPW GY       Deutsche Post AG #                                              0.42%          69       13.12            906
DNB          The Dun & Bradstreet Corporation                                0.30%           8       81.28            650
GEOY         GeoEye Inc. *                                                   0.13%          12       22.86            274
HCSG         Healthcare Services Group, Inc.                                 0.24%          28       18.45            517
JBHT         J.B. Hunt Transport Services, Inc.                              0.08%           6       30.44            183
JOYG         Joy Global Inc.                                                 0.08%           5       36.80            184
RHI          Robert Half International Inc.                                  0.25%          23       23.35            537
ROK          Rockwell Automation, Inc.                                       0.31%          21       32.53            683
SU FP        Schneider Electric S.A. #                                       0.43%          12       77.73            933

Information Technology (10.72%):
AKAM         Akamai Technologies, Inc. *                                     0.09%          10       19.67            197
AAPL         Apple Inc. *                                                    2.08%          32      141.97          4,543
BIDU         Baidu, Inc. (ADR) +*                                            0.14%           1      298.18            298
BBOX         Black Box Corporation                                           0.18%          12       33.69            404
CHKP         Check Point Software Technologies Ltd. +*                       0.09%           8       23.58            189
CTSH         Cognizant Technology Solutions Corporation *                    0.15%          12       27.20            326
CSGS         CSG Systems International, Inc. *                               0.14%          23       13.45            309
INFY         Infosys Technologies Limited (ADR) +                            0.41%          24       37.24            894
IBM          International Business Machines Corporation                     1.50%          31      105.83          3,281
MSFT         Microsoft Corporation                                           2.08%         190       23.86          4,533
ORCL         Oracle Corporation                                              2.01%         204       21.50          4,386


                    Schedule of Investments (cont'd.)

             Target 50/50 Portfolio, 3rd Quarter 2009 Series
                                 FT 2050


                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009


                                                                          Percentage
                                                                          of Aggregate   Number     Market      Cost of
Ticker Symbol and                                                         Offering       of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares     Share       the Trust (2)
___________________________________                                       ____________   ______     _________   _____________
Information Technology (cont'd.):
SYNA          Synaptics Incorporated *                                       0.55%          31      $38.31      $   1,188
SNCR          Synchronoss Technologies, Inc. *                               0.11%          20       12.25            245
TSYS          TeleCommunication Systems, Inc. *                              0.09%          26        7.24            188
TDC           Teradata Corporation *                                         0.04%           4       23.15             93
TSRA          Tessera Technologies Inc. *                                    0.36%          31       25.36            786
TIVO          TiVo Inc. *                                                    0.34%          70       10.58            741
VSAT          ViaSat, Inc. *                                                 0.24%          20       25.83            517
WU            Western Union Company                                          0.12%          16       16.65            266

Materials (3.02%):
BAS GY        BASF AG #                                                      0.41%          22       41.02            903
NEU           NewMarket Corporation                                          0.12%           4       67.90            272
SXT           Sensient Technologies Corporation                              2.49%         241       22.59          5,444

Telecommunication Services (3.71%):
T             AT&T Inc.                                                      1.66%         144       25.22          3,632
DTE GY        Deutsche Telekom AG #                                          0.41%          76       11.89            904
FTE FP        France Telecom S.A. #                                          0.41%          39       23.18            904
MICC          Millicom International Cellular S.A. +*                        0.10%           4       57.01            228
TNDM          Neutral Tandem, Inc. *                                         0.29%          20       31.21            624
TEF SM        Telefonica S.A. #                                              0.42%          40       22.89            916
VOD LN        Vodafone Group Plc #                                           0.42%         466        1.95            908

Utilities (15.55%):
AGL           AGL Resources Inc.                                             2.49%         171       31.83          5,443
CHG           CH Energy Group, Inc.                                          0.22%          10       47.22            472
EIX           Edison International                                           2.50%         171       31.87          5,450
ENEL IM       Enel SpA #                                                     0.42%         184        4.95            911
EQT           EQT Corporation                                                0.03%           2       35.41             71
FUM1V FH      Fortum Oyj #                                                   0.42%          40       22.71            908
FPL           FPL Group, Inc.                                                0.18%           7       57.62            403
NG/ LN        National Grid Plc #                                            0.42%          99        9.16            906
NI            NiSource Inc.                                                  2.50%         468       11.66          5,457
NU            Northeast Utilities                                            2.50%         244       22.40          5,466
PEG           Public Service Enterprise Group Incorporated                   0.14%           9       32.76            295
RWE GY        RWE AG #                                                       0.40%          11       80.15            882
SSE LN        Scottish & Southern Energy Plc #                               0.42%          48       18.94            909
SRE           Sempra Energy                                                  2.49%         107       50.80          5,436
SRG IM        Snam Rete Gas SpA #                                            0.42%         209        4.36            911
                                                                           _______                               ________
                   Total Investments                                       100.00%                               $218,227
                                                                           =======                               ========
______________________

See "Notes to Schedules of Investments" on page 47.


                         Schedule of Investments

     Target Diversified Dividend Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                   Price           Shares      Share       the Trust (2)
___________________________________                                   ____________    ______      _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (10.00%):
BKS         Barnes & Noble, Inc.                                        2.50%          201        $20.90      $  4,201
FL          Foot Locker, Inc.                                           2.50%          393         10.66         4,189
LEG         Leggett & Platt, Incorporated                               2.50%          272         15.44         4,200
WSM         Williams-Sonoma, Inc.                                       2.50%          348         12.04         4,190

Consumer Staples (10.01%):
CALM        Cal-Maine Foods, Inc.                                       2.51%          167         25.18         4,205
RAI         Reynolds American Inc.                                      2.50%          109         38.54         4,201
SVU         SUPERVALU INC.                                              2.50%          319         13.13         4,189
UVV         Universal Corporation                                       2.50%          124         33.80         4,191

Energy (10.00%):
OSG         Overseas Shipholding Group, Inc.                            2.50%          121         34.72         4,201
SUN         Sunoco, Inc.                                                2.50%          180         23.29         4,192
TK          Teekay Corporation +                                        2.50%          194         21.62         4,194
TNP         Tsakos Energy Navigation Ltd. +                             2.50%          247         16.95         4,187

Financials (10.00%):
CINF        Cincinnati Financial Corporation                            2.50%          188         22.35         4,202
SAFT        Safety Insurance Group, Inc.                                2.50%          139         30.16         4,192
WSBC        WesBanco, Inc.                                              2.50%          282         14.86         4,191
ZNT         Zenith National Insurance Corp.                             2.50%          197         21.29         4,194

Health Care (10.00%):
BMY         Bristol-Myers Squibb Company                                2.50%          204         20.57         4,196
CAH         Cardinal Health, Inc.                                       2.50%          136         30.87         4,198
PPDI        Pharmaceutical Product Development, Inc.                    2.50%          180         23.26         4,187
TFX         Teleflex Incorporated                                       2.50%           93         45.16         4,200


                    Schedule of Investments (cont'd.)

     Target Diversified Dividend Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                   Price           Shares      Share       the Trust (2)
___________________________________                                   ____________    ______      _________   _____________
Industrials (9.99%):
ALEX        Alexander & Baldwin, Inc.                                   2.49%          177        $23.64      $  4,184
B           Barnes Group Inc.                                           2.50%          347         12.09         4,195
GMT         GATX Corporation                                            2.50%          164         25.57         4,194
NC          NACCO Industries, Inc.                                      2.50%          141         29.74         4,193

Information Technology (10.00%):
HRS         Harris Corporation                                          2.50%          147         28.52         4,192
MXIM        Maxim Integrated Products, Inc.                             2.50%          265         15.80         4,187
MOLX        Molex Incorporated                                          2.50%          264         15.91         4,200
MTSC        MTS Systems Corporation                                     2.50%          204         20.55         4,192

Materials (10.00%):
CBT         Cabot Corporation                                           2.50%          336         12.49         4,197
CRS         Carpenter Technology Corporation                            2.50%          201         20.84         4,189
CMC         Commercial Metals Company                                   2.50%          251         16.70         4,192
MEOH        Methanex Corporation +                                      2.50%          338         12.39         4,188

Telecommunication Services (10.00%):
T           AT&T Inc.                                                   2.50%          166         25.22         4,187
CTL         CenturyTel, Inc.                                            2.50%          132         31.77         4,194
TU          TELUS Corporation +                                         2.50%          161         26.08         4,199
VZ          Verizon Communications Inc.                                 2.50%          134         31.36         4,202

Utilities (10.00%):
LNT         Alliant Energy Corporation                                  2.50%          160         26.17         4,187
DTE         DTE Energy Company                                          2.49%          129         32.41         4,181
POM         Pepco Holdings, Inc.                                        2.50%          309         13.57         4,193
WR          Westar Energy, Inc.                                         2.51%          224         18.76         4,202
                                                                      _______                                 ________
                 Total Investments                                    100.00%                                 $167,748
                                                                      =======                                 ========
______________________

See "Notes to Schedules of Investments" on page 47.


                             Schedule of Investments

    Target Dividend Multi-Strategy Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

 At the Opening of Business on the Initial Date of Deposit-June 30, 2009

                                                                          Percentage
                                                                          of Aggregate   Number      Market      Cost of
Ticker Symbol and                                                         Offering       of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares      Share       the Trust (2)
___________________________________                                       ____________   ______      _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (10.02%):
BKS             Barnes & Noble, Inc.                                        0.63%           87       $ 20.90     $  1,818
FL              Foot Locker, Inc.                                           0.62%          170         10.66        1,812
HD              The Home Depot, Inc.                                        1.67%          203         23.87        4,846
LAD LN          Ladbrokes Plc #                                             1.67%        1,590          3.04        4,838
LEG             Leggett & Platt, Incorporated                               1.88%          353         15.44        5,450
MKS LN          Marks & Spencer Group Plc #                                 1.67%          946          5.12        4,841
VIV FP          Vivendi S.A. #                                              1.25%          148         24.50        3,626
WSM             Williams-Sonoma, Inc.                                       0.63%          151         12.04        1,818

Consumer Staples (5.41%):
CALM            Cal-Maine Foods, Inc.                                       0.62%           72         25.18        1,813
KFT             Kraft Foods Inc.                                            1.67%          189         25.58        4,835
RAI             Reynolds American Inc.                                      0.62%           47         38.54        1,811
SVU             SUPERVALU INC.                                              0.62%          138         13.13        1,812
UVV             Universal Corporation                                       1.88%          161         33.80        5,442

Energy (12.09%):
BP/ LN          BP Plc #                                                    1.25%          456          7.96        3,631
883 HK          CNOOC Limited #                                             1.67%        3,833          1.26        4,840
ENI IM          Eni SpA #                                                   1.25%          153         23.73        3,631
OSG             Overseas Shipholding Group, Inc.                            0.62%           52         34.72        1,805
857 HK          PetroChina Company Limited #                                1.67%        4,281          1.13        4,839
REP SM          Repsol YPF, S.A. #                                          1.25%          160         22.74        3,638
RDSB LN         Royal Dutch Shell Plc #                                     1.25%          142         25.51        3,622
SUN             Sunoco, Inc.                                                1.88%          234         23.29        5,450
TK              Teekay Corporation +                                        0.63%           84         21.62        1,816
TNP             Tsakos Energy Navigation Ltd. +                             0.62%          107         16.95        1,814

Financials (22.49%):
AF              Astoria Financial Corporation                               1.25%          427          8.50        3,629
AV/ LN          Aviva Plc #                                                 1.25%          642          5.65        3,630
3988 HK         Bank of China Ltd. #                                        1.67%       10,123          0.48        4,839
BBT             BB&T Corporation                                            1.25%          161         22.49        3,621
939 HK          China Construction Bank #                                   1.67%        6,160          0.79        4,839
CINF            Cincinnati Financial Corporation                            1.87%          243         22.35        5,431
FNB             F.N.B. Corporation                                          1.25%          572          6.35        3,632
FBP             First BanCorp. +                                            1.25%          854          4.25        3,629
FNFG            First Niagara Financial Group, Inc.                         1.25%          314         11.56        3,630
EMG LN          Man Group Plc #                                             1.67%        1,022          4.73        4,838
NYB             New York Community Bancorp, Inc.                            1.25%          339         10.71        3,631

                        Schedule of Investments (cont'd.)

    Target Dividend Multi-Strategy Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

 At the Opening of Business on the Initial Date of Deposit-June 30, 2009

                                                                          Percentage
                                                                          of Aggregate   Number      Market      Cost of
Ticker Symbol and                                                         Offering       of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares      Share       the Trust (2)
___________________________________                                       ____________   ______      _________   _____________
Financials (cont'd.):
PBCT            People's United Financial Inc.                              1.25%          237       $ 15.30     $  3,626
SAFT            Safety Insurance Group, Inc.                                0.62%           60         30.16        1,810
SAN SM          Santander Central Hispano S.A. #                            1.25%          299         12.15        3,633
TRMK            Trustmark Corporation                                       1.25%          182         19.91        3,624
UBSI            United Bankshares, Inc.                                     1.25%          182         19.90        3,622
WSBC            WesBanco, Inc.                                              0.62%          122         14.86        1,813
ZNT             Zenith National Insurance Corp.                             0.62%           85         21.29        1,810

Health Care (4.16%):
BMY             Bristol-Myers Squibb Company                                0.62%           88         20.57        1,810
CAH             Cardinal Health, Inc.                                       0.63%           59         30.87        1,821
PFE             Pfizer Inc.                                                 1.67%          317         15.26        4,837
PPDI            Pharmaceutical Product Development, Inc.                    0.62%           78         23.26        1,814
TFX             Teleflex Incorporated                                       0.62%           40         45.16        1,806

Industrials (7.93%):
ALEX            Alexander & Baldwin, Inc.                                   0.63%           77         23.64        1,820
B               Barnes Group Inc.                                           0.62%          150         12.09        1,813
BGG             Briggs & Stratton Corporation                               1.25%          267         13.60        3,631
1199 HK         Cosco Pacific Limited #                                     1.67%        4,210          1.15        4,839
DPW GY          Deutsche Post AG #                                          1.25%          277         13.12        3,635
GMT             GATX Corporation                                            0.63%           71         25.57        1,815
NC              NACCO Industries, Inc.                                      0.62%           61         29.74        1,814
SU FP           Schneider Electric S.A. #                                   1.26%           47         77.73        3,653

Information Technology (2.50%):
HRS             Harris Corporation                                          0.63%           64         28.52        1,825
MXIM            Maxim Integrated Products, Inc.                             0.63%          115         15.80        1,817
MOLX            Molex Incorporated                                          0.62%          114         15.91        1,814
MTSC            MTS Systems Corporation                                     0.62%           88         20.55        1,808

Materials (6.65%):
BAS GY          BASF AG #                                                   1.24%           88         41.02        3,610
CBT             Cabot Corporation                                           0.62%          145         12.49        1,811
CRS             Carpenter Technology Corporation                            0.62%           87         20.84        1,813
CMC             Commercial Metals Company                                   0.63%          109         16.70        1,820
DD              E.I. du Pont de Nemours and Company                         1.67%          186         26.01        4,838
MEOH            Methanex Corporation +                                      0.62%          146         12.39        1,809
SXT             Sensient Technologies Corporation                           1.25%          161         22.59        3,637

                        Schedule of Investments (cont'd.)

    Target Dividend Multi-Strategy Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                                                                          Percentage
                                                                          of Aggregate   Number      Market      Cost of
Ticker Symbol and                                                         Offering       of          Value per   Securities to
Name of Issuer of Securities (1)(4)                                       Price          Shares      Share       the Trust (2)
___________________________________                                       ____________   ______      _________   _____________
Telecommunication Services (12.52%):
T               AT&T Inc.                                                   2.30%          264       $ 25.22     $  6,658
BT/A LN         BT Group Plc #                                              1.67%        2,862          1.69        4,840
CTL             CenturyTel, Inc.                                            0.62%           57         31.77        1,811
DTE GY          Deutsche Telekom AG #                                       1.25%          305         11.89        3,628
FTE FP          France Telecom S.A. #                                       1.25%          157         23.18        3,640
TEF SM          Telefonica S.A. #                                           1.25%          159         22.89        3,640
TU              TELUS Corporation +                                         0.63%           70         26.08        1,826
VZ              Verizon Communications Inc.                                 0.63%           58         31.36        1,819
VOD LN          Vodafone Group Plc #                                        2.92%        4,346          1.95        8,468

Utilities (16.23%):
AGL             AGL Resources Inc.                                          1.25%          114         31.83        3,629
LNT             Alliant Energy Corporation                                  0.62%           69         26.17        1,806
DTE             DTE Energy Company                                          0.62%           56         32.41        1,815
EIX             Edison International                                        1.25%          114         31.87        3,633
ENEL IM         Enel SpA #                                                  1.25%          733          4.95        3,631
FUM1V FH        Fortum Oyj #                                                1.25%          160         22.71        3,633
NG/ LN          National Grid Plc #                                         1.25%          396          9.16        3,626
NI              NiSource Inc.                                               1.25%          311         11.66        3,626
NU              Northeast Utilities                                         1.25%          162         22.40        3,629
POM             Pepco Holdings, Inc.                                        0.63%          134         13.57        1,818
RWE GY          RWE AG #                                                    1.24%           45         80.15        3,607
SSE LN          Scottish & Southern Energy Plc #                            1.25%          192         18.94        3,637
SRE             Sempra Energy                                               1.24%           71         50.80        3,607
SRG IM          Snam Rete Gas SpA #                                         1.25%          833          4.36        3,631
WR              Westar Energy, Inc.                                         0.63%           97         18.76        1,820
                                                                          _______                                ________
                     Total Investments                                    100.00%                                $290,323
                                                                          =======                                ========
______________________

See "Notes to Schedules of Investments" on page 47.

                             Schedule of Investments

          Target Double Play Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

 At the Opening of Business on the Initial Date of Deposit-June 30, 2009

                                                                        Percentage        Number     Market      Cost of
Ticker Symbol and                                                       of Aggregate      of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price    Shares     Share       the Trust (2)
___________________________________                                     ______________    ______     _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (42.12%):
AAN      Aaron's Inc.                                                     0.99%            54        $ 30.04     $  1,622
ARO      Aeropostale, Inc. *                                              1.70%            81          34.29        2,777
AZO      AutoZone, Inc. *                                                 6.05%            65         151.75        9,864
BIG      Big Lots, Inc. *                                                 1.31%           101          21.14        2,135
BKE      The Buckle, Inc.                                                 1.09%            56          31.69        1,775
BWLD     Buffalo Wild Wings Inc. *                                        0.51%            26          32.09          834
CMG      Chipotle Mexican Grill, Inc. *                                   0.88%            18          79.34        1,428
DRI      Darden Restaurants, Inc.                                         3.31%           160          33.78        5,405
DLTR     Dollar Tree, Inc. *                                              2.88%           110          42.72        4,699
DBRN     Dress Barn, Inc. *                                               0.65%            73          14.52        1,060
FDO      Family Dollar Stores, Inc.                                       3.04%           172          28.80        4,954
JOSB     Jos. A. Bank Clothiers, Inc. *                                   0.50%            25          32.76          819
LEG      Leggett & Platt, Incorporated                                    2.50%           264          15.44        4,076
NFLX     Netflix Inc. *                                                   1.74%            69          41.20        2,843
PCLN     Priceline.com Incorporated *                                     3.58%            51         114.65        5,847
TXRH     Texas Roadhouse, Inc. *                                          0.54%            80          11.04          883
TJX      The TJX Companies, Inc.                                          9.73%           506          31.37       15,873
WMS      WMS Industries Inc. *                                            1.12%            58          31.42        1,822

Consumer Staples (5.51%):
CENTA    Central Garden & Pet Company *                                   0.50%            82           9.99          819
GMCR     Green Mountain Coffee Roasters, Inc. *                           1.58%            44          58.56        2,577
LANC     Lancaster Colony Corporation                                     0.92%            34          44.38        1,509
UVV      Universal Corporation                                            2.51%           121          33.80        4,090
Energy (2.50%):
SUN      Sunoco, Inc.                                                     2.50%           175          23.29        4,076

Financials (25.01%):
AF       Astoria Financial Corporation                                    2.50%           480           8.50        4,080
BBT      BB&T Corporation                                                 2.50%           181          22.49        4,071
CINF     Cincinnati Financial Corporation                                 2.51%           183          22.35        4,090
FNB      F.N.B. Corporation                                               2.50%           642           6.35        4,077
FBP      First BanCorp. +                                                 2.50%           960           4.25        4,080
FNFG     First Niagara Financial Group, Inc.                              2.50%           353          11.56        4,081
NYB      New York Community Bancorp, Inc.                                 2.50%           381          10.71        4,081
PBCT     People's United Financial Inc.                                   2.50%           267          15.30        4,085
TRMK     Trustmark Corporation                                            2.50%           205          19.91        4,082
UBSI     United Bankshares, Inc.                                          2.50%           205          19.90        4,079

                        Schedule of Investments (cont'd.)

          Target Double Play Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                                                                        Percentage        Number     Market      Cost of
Ticker Symbol and                                                       of Aggregate      of         Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price    Shares     Share       the Trust (2)
___________________________________                                     ______________    ______     _________   _____________
Health Care (5.62%):
CERN     Cerner Corporation *                                             3.72%            95        $ 63.82     $  6,063
CPSI     Computer Programs and Systems, Inc.                              0.50%            21          39.02          819
SEPR     Sepracor Inc. *                                                  1.40%           135          16.98        2,292

Industrials (2.50%):
BGG      Briggs & Stratton Corporation                                    2.50%           300          13.60        4,080

Information Technology (0.99%):
SYNA     Synaptics Incorporated *                                         0.99%            42          38.31        1,609

Materials (3.26%):
NEU      NewMarket Corporation                                            0.75%            18          67.90        1,222
SXT      Sensient Technologies Corporation                                2.51%           181          22.59        4,089

Utilities (12.49%):
AGL      AGL Resources Inc.                                               2.50%           128          31.83        4,074
EIX      Edison International                                             2.50%           128          31.87        4,079
NI       NiSource Inc.                                                    2.50%           350          11.66        4,081
NU       Northeast Utilities                                              2.50%           182          22.40        4,077
SRE      Sempra Energy                                                    2.49%            80          50.80        4,064
                                                                        _______                                  ________
              Total Investments                                         100.00%                                  $163,142
                                                                        =======                                  ========
______________________

See "Notes to Schedules of Investments" on page 47.

                             Schedule of Investments

            Target Growth Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

 At the Opening of Business on the Initial Date of Deposit-June 30, 2009

                                                                   Percentage        Number      Market        Cost of
Ticker Symbol and                                                  of Aggregate      of          Value per     Securities to
Name of Issuer of Securities (1)(4)                                Offering Price    Shares      Share         the Trust (2)
___________________________________                                ______________    ______      _________     _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (19.99%):
AMZN      Amazon.com, Inc. *                                        3.33%              62        $ 83.03       $  5,148
AZO       AutoZone, Inc. *                                          3.33%              34         151.75          5,160
COH       Coach, Inc.                                               3.33%             194          26.59          5,158
DISCA     Discovery Communications Inc. *                           3.33%             232          22.19          5,148
TJX       The TJX Companies, Inc.                                   3.33%             164          31.37          5,145
YUM       Yum! Brands, Inc.                                         3.34%             155          33.32          5,165

Consumer Staples (13.33%):
AVP       Avon Products, Inc.                                       3.33%             193          26.66          5,145
CL        Colgate-Palmolive Company                                 3.34%              72          71.74          5,165
LO        Lorillard, Inc.                                           3.32%              75          68.44          5,133
PM        Philip Morris International Inc.                          3.34%             119          43.39          5,163

Energy (19.99%):
CNQ       Canadian Natural Resources Ltd. +                         3.34%              98          52.80          5,174
CNX       CONSOL Energy Inc.                                        3.32%             148          34.76          5,144
DO        Diamond Offshore Drilling, Inc.                           3.33%              61          84.45          5,151
ECA       EnCana Corp. +                                            3.34%             104          49.69          5,168
MUR       Murphy Oil Corporation                                    3.32%              94          54.72          5,144
BTU       Peabody Energy Corporation                                3.34%             169          30.54          5,161

Health Care (6.69%):
ACL       Alcon, Inc. +                                             3.35%              44         117.74          5,181
HSP       Hospira, Inc. *                                           3.34%             133          38.82          5,163

Industrials (13.35%):
FSLR      First Solar, Inc. *                                       3.35%              33         157.20          5,188
FLR       Fluor Corporation                                         3.34%              99          52.15          5,163
GR        Goodrich Corporation                                      3.33%             101          50.97          5,148
PCP       Precision Castparts Corp.                                 3.33%              70          73.64          5,155

Information Technology (13.33%):
ACN       Accenture Ltd. +                                          3.33%             154          33.43          5,148
CSC       Computer Sciences Corporation *                           3.33%             117          44.10          5,160
EBAY      eBay Inc. *                                               3.33%             297          17.36          5,156
WU        Western Union Company                                     3.34%             310          16.65          5,161

Materials (9.99%):
MOS       The Mosaic Company                                        3.33%             112          45.94          5,145
POT       Potash Corporation of Saskatchewan Inc. +                 3.34%              54          95.59          5,162
SIAL      Sigma-Aldrich Corporation                                 3.32%             102          50.35          5,136

Utilities (3.33%):
AES       The AES Corporation *                                     3.33%             450          11.46          5,157
                                                                  _______                                      ________
                  Total Investments                               100.00%                                      $154,695
                                                                  =======                                      ========
___________

See "Notes to Schedules of Investments" on page 47.

                             Schedule of Investments

           Target Mega-Cap Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

 At the Opening of Business on the Initial Date of Deposit-June 30, 2009

                                                                        Percentage                   Market      Cost of
Ticker Symbol and                                                       of Aggregate     Number      Value per   Securities to
Name of Issuer of Securities (1)(4)                                     Offering Price   of Shares   Share       the Trust (2)
___________________________________                                     ______________   _________   _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (6.68%):
LOW         Lowe's Companies, Inc.                                       3.34%            459        $ 19.47     $  8,937
NKE         NIKE, Inc. (Class B)                                         3.34%            173          51.75        8,953

Consumer Staples (6.67%):
CVS         CVS Caremark Corporation                                     3.33%            278          32.13        8,932
WAG         Walgreen Co.                                                 3.34%            299          29.89        8,937

Energy (19.99%):
CVX         Chevron Corporation                                          3.34%            134          66.88        8,962
CEO         CNOOC Limited (ADR) +                                        3.34%             71         126.16        8,957
LUKOY       LUKOIL (ADR) +                                               3.33%            200          44.60        8,920
OXY         Occidental Petroleum Corporation                             3.33%            135          66.13        8,928
PTR         PetroChina Company Limited (ADR) +                           3.32%             78         114.00        8,892
RIG         Transocean Ltd. +*                                           3.33%            118          75.72        8,935

Financials (16.67%):
BLK         BlackRock, Inc.                                              3.35%             51         175.95        8,973
CME         CME Group Inc.                                               3.32%             28         318.22        8,910
JPM         JPMorgan Chase & Co.                                         3.33%            258          34.60        8,927
MS          Morgan Stanley                                               3.33%            307          29.10        8,934
TRV         The Travelers Companies, Inc.                                3.34%            218          41.01        8,940

Health Care (16.68%):
AMGN        Amgen Inc. *                                                 3.33%            168          53.11        8,922
ESRX        Express Scripts, Inc. *                                      3.33%            130          68.60        8,918
TMO         Thermo Fisher Scientific Inc. *                              3.34%            214          41.82        8,950
UNH         UnitedHealth Group Incorporated                              3.34%            356          25.12        8,943
WLP         WellPoint, Inc. *                                            3.34%            174          51.45        8,952

Industrials (3.33%):
DHR         Danaher Corporation                                          3.33%            142          62.77        8,913

Information Technology (19.99%):
AAPL        Apple Inc. *                                                 3.34%             63         141.97        8,944
GLW         Corning Incorporated                                         3.33%            549          16.27        8,932
EMC         EMC Corporation *                                            3.34%            665          13.44        8,938
GOOG        Google Inc. *                                                3.32%             21         424.14        8,907
MSFT        Microsoft Corporation                                        3.33%            374          23.86        8,924
ORCL        Oracle Corporation                                           3.33%            415          21.50        8,923

Materials (9.99%):
MOS         The Mosaic Company                                           3.33%            194          45.94        8,912
PKX         POSCO (ADR) +                                                3.33%            107          83.49        8,933
VALE        Vale S.A. (ADR) +                                            3.33%            501          17.82        8,928
                                                                       _______                                   ________
                 Total Investments                                     100.00%                                   $267,976
                                                                       =======                                   ========
_____________

See "Notes to Schedules of Investments" on page 47.

                             Schedule of Investments

           Target Small-Cap Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

 At the Opening of Business on the Initial Date of Deposit-June 30, 2009

                                                                       Percentage      Number      Market        Cost of
Ticker Symbol and                                                      of Aggregate    of          Value per     Securities to
Name of Issuer of Securities (1)                                       Offering Price  Shares      Share         the Trust (2)
________________________________                                       ______________  ______      _________     _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (30.49%):
CRMT      America's Car-Mart, Inc. *                                     0.86%           75        $  20.51      $  1,538
BWLD      Buffalo Wild Wings Inc. *                                      2.05%          114           32.09         3,658
CRI       Carter's, Inc. *                                               4.71%          359           23.38         8,393
HOTT      Hot Topic, Inc. *                                              1.15%          277            7.39         2,047
ICON      Iconix Brand Group, Inc. *                                     3.76%          437           15.33         6,699
LL        Lumber Liquidators, Inc. *                                     1.56%          176           15.81         2,783
MNRO      Monro Muffler Brake, Inc.                                      1.71%          120           25.30         3,036
NCMI      National CineMedia, Inc.                                       2.15%          277           13.82         3,828
PFCB      P.F. Chang's China Bistro, Inc. *                              2.61%          147           31.55         4,638
PEET      Peet's Coffee & Tea Inc. *                                     1.19%           82           25.75         2,112
PETS      PetMed Express, Inc. *                                         1.21%          143           15.02         2,148
SHOO      Steven Madden, Ltd. *                                          1.62%          112           25.74         2,883
TPX       Tempur-Pedic International Inc. (6)                            3.36%          442           13.54         5,985
TXRH      Texas Roadhouse, Inc. *                                        2.55%          411           11.04         4,538

Consumer Staples (10.16%):
DMND      Diamond Foods, Inc.                                            1.61%          104           27.53         2,863
PTRY      The Pantry, Inc. *                                             1.36%          144           16.79         2,418
THS       TreeHouse Foods, Inc. *                                        3.25%          203           28.47         5,779
UNFI      United Natural Foods, Inc. *                                   3.94%          267           26.27         7,014

Financials (5.79%):
OZRK      Bank of the Ozarks, Inc.                                       1.29%          107           21.45         2,295
SF        Stifel Financial Corp. *                                       4.50%          168           47.68         8,010

Health Care (10.83%):
ATHN      Athenahealth, Inc. *                                           4.36%          214           36.30         7,768
CNC       Centene Corporation *                                          3.11%          272           20.36         5,538
EBS       Emergent BioSolutions, Inc. *                                  1.55%          190           14.52         2,759
GB        Greatbatch Inc. *                                              1.81%          144           22.43         3,230

Industrials (14.58%):
ALGT      Allegiant Travel Company *                                     2.55%          117           38.84         4,544
ASEI      American Science and Engineering, Inc.                         2.11%           54           69.65         3,761
BECN      Beacon Roofing Supply, Inc. *                                  2.26%          278           14.46         4,020
CUB       Cubic Corporation                                              3.35%          165           36.19         5,971
GEOY      GeoEye Inc. *                                                  1.49%          116           22.86         2,652
HCSG      Healthcare Services Group, Inc.                                2.82%          272           18.45         5,018

Information Technology (22.01%):
BBOX      Black Box Corporation                                          2.14%          113           33.69         3,807
CSGS      CSG Systems International, Inc. *                              1.68%          222           13.45         2,986
SYNA      Synaptics Incorporated *                                       4.61%          214           38.31         8,198
SNCR      Synchronoss Technologies, Inc. *                               1.31%          191           12.25         2,340
TSYS      TeleCommunication Systems, Inc. *                              1.02%          250            7.24         1,810
TSRA      Tessera Technologies Inc. *                                    4.33%          304           25.36         7,709
TIVO      TiVo Inc. *                                                    4.09%          689           10.58         7,290
VSAT      ViaSat, Inc. *                                                 2.83%          195           25.83         5,037

Telecommunication Services (3.51%):
TNDM      Neutral Tandem, Inc. *                                         3.51%          200           31.21         6,242

Utilities (2.63%):
CHG       CH Energy Group, Inc.                                          2.63%           99           47.22         4,675
                                                                       _______                                   ________
                  Total Investments                                    100.00%                                   $178,020
                                                                       =======                                   ========
___________

See "Notes to Schedules of Investments" on page 47.

                             Schedule of Investments

    Target VIP Conservative Equity Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                                                                         Percentage       Number    Market      Cost of
Ticker Symbol and                                                        of Aggregate     of        Value       Securities to
Name of Issuer of Securities (1)(4)                                      Offering Price   Shares    per Share   the Trust (2)
___________________________________                                      ______________   ______    _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (14.79%):
AAN         Aaron's Inc.                                                   0.20%             18     $ 30.04     $    541
ARO         Aeropostale, Inc. *                                            0.34%             27       34.29          926
APOL        Apollo Group, Inc. (Class A) *                                 1.67%             69       65.99        4,553
AZO         AutoZone, Inc. *                                               2.44%             44      151.75        6,677
BIG         Big Lots, Inc. *                                               0.26%             34       21.14          719
BKE         The Buckle, Inc.                                               0.22%             19       31.69          602
BWLD        Buffalo Wild Wings Inc. *                                      0.10%              9       32.09          289
CMG         Chipotle Mexican Grill, Inc. *                                 0.17%              6       79.34          476
DRI         Darden Restaurants, Inc.                                       0.67%             54       33.78        1,824
DLTR        Dollar Tree, Inc. *                                            0.58%             37       42.72        1,581
DBRN        Dress Barn, Inc. *                                             0.13%             24       14.52          348
FDO         Family Dollar Stores, Inc.                                     0.61%             58       28.80        1,670
HD          The Home Depot, Inc.                                           0.66%             76       23.87        1,814
JOSB        Jos. A. Bank Clothiers, Inc. *                                 0.11%              9       32.76          295
LAD LN      Ladbrokes Plc #                                                0.67%            598        3.04        1,820
MKS LN      Marks & Spencer Group Plc #                                    0.67%            356        5.12        1,822
NFLX        Netflix Inc. *                                                 0.35%             23       41.20          948
PCLN        Priceline.com Incorporated *                                   0.71%             17      114.65        1,949
TXRH        Texas Roadhouse, Inc. *                                        0.11%             27       11.04          298
TJX         The TJX Companies, Inc.                                        3.90%            340       31.37       10,666
WMS         WMS Industries Inc. *                                          0.22%             19       31.42          597

Consumer Staples (14.21%):
CPB         Campbell Soup Company                                          0.55%             51       29.69        1,514
CENTA       Central Garden & Pet Company *                                 0.10%             28        9.99          280
CL          Colgate-Palmolive Company                                      1.92%             73       71.74        5,237
GMCR        Green Mountain Coffee Roasters, Inc. *                         0.32%             15       58.56          878
KFT         Kraft Foods Inc.                                               3.65%            391       25.58       10,002
LANC        Lancaster Colony Corporation                                   0.18%             11       44.38          488
PM          Philip Morris International Inc.                               4.49%            283       43.39       12,279
PG          The Procter & Gamble Company                                   3.00%            157       52.23        8,200

Energy (13.79%):
CVX         Chevron Corporation                                            3.01%            123       66.88        8,226
883 HK      CNOOC Limited #                                                0.67%          1,443        1.26        1,822
DO          Diamond Offshore Drilling, Inc.                                0.93%             30       84.45        2,534
EOG         EOG Resources, Inc.                                            1.35%             55       66.96        3,683
XOM         Exxon Mobil Corporation                                        3.00%            116       70.58        8,187
OXY         Occidental Petroleum Corporation                               4.16%            172       66.13       11,374
857 HK      PetroChina Company Limited #                                   0.67%          1,611        1.13        1,821

                        Schedule of Investments (cont'd.)

    Target VIP Conservative Equity Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

 At the Opening of Business on the Initial Date of Deposit-June 30, 2009

                                                                         Percentage       Number    Market      Cost of
Ticker Symbol and                                                        of Aggregate     of        Value       Securities to
Name of Issuer of Securities (1)(4)                                      Offering Price   Shares    per Share   the Trust (2)
___________________________________                                      ______________   ______    _________   _____________
Financials (12.15%):
AOC         Aon Corporation                                                1.43%            104     $ 37.70     $  3,921
3988 HK     Bank of China Ltd. #                                           0.67%          3,810        0.48        1,821
939 HK      China Construction Bank #                                      0.67%          2,319        0.79        1,822
BEN         Franklin Resources, Inc.                                       2.35%             89       72.06        6,413
EMG LN      Man Group Plc #                                                0.67%            385        4.73        1,822
TRV         The Travelers Companies, Inc.                                  6.36%            424       41.01       17,388

Health Care (12.12%):
AMGN        Amgen Inc. *                                                   3.87%            199       53.11       10,569
BAX         Baxter International Inc.                                      2.29%            118       52.95        6,248
CERN        Cerner Corporation *                                           0.75%             32       63.82        2,042
CPSI        Computer Programs and Systems, Inc.                            0.10%              7       39.02          273
MRK         Merck & Co. Inc.                                               3.00%            294       27.85        8,188
PFE         Pfizer Inc.                                                    0.66%            119       15.26        1,816
SEPR        Sepracor Inc. *                                                0.28%             45       16.98          764
SYK         Stryker Corporation                                            1.17%             80       40.12        3,210

Industrials (11.83%):
BA          The Boeing Company                                             3.00%            192       42.65        8,189
CAT         Caterpillar Inc.                                               3.00%            236       34.74        8,199
1199 HK     Cosco Pacific Limited #                                        0.67%          1,585        1.15        1,822
DNB         The Dun & Bradstreet Corporation                               1.78%             60       81.28        4,877
RHI         Robert Half International Inc.                                 1.49%            174       23.35        4,063
ROK         Rockwell Automation, Inc.                                      1.89%            159       32.53        5,172

Information Technology (13.17%):
IBM         International Business Machines Corporation                    8.98%            232      105.83       24,553
MSFT        Microsoft Corporation                                          3.00%            344       23.86        8,208
SYNA        Synaptics Incorporated *                                       0.20%             14       38.31          536
TDC         Teradata Corporation *                                         0.25%             30       23.15          695
WU          Western Union Company                                          0.74%            122       16.65        2,031

Materials (0.82%):
DD          E.I. du Pont de Nemours and Company                            0.67%             70       26.01        1,821
NEU         NewMarket Corporation                                          0.15%              6       67.90          407

Telecommunication Services (5.00%):
T           AT&T Inc.                                                      3.66%            397       25.22       10,012
BT/A LN     BT Group Plc #                                                 0.67%          1,077        1.69        1,821
VOD LN      Vodafone Group Plc #                                           0.67%            935        1.95        1,822

Utilities (2.12%):
EQT         EQT Corporation                                                0.22%             17       35.41          602
FPL         FPL Group, Inc.                                                1.12%             53       57.62        3,054
PEG         Public Service Enterprise Group Incorporated                   0.78%             65       32.76        2,129
                                                                         _______                                ________
                 Total Investments                                       100.00%                                $273,250
                                                                         =======                                ========
______________________

See "Notes to Schedules of Investments" on page 47.

                             Schedule of Investments

 Value Line(R) Diversified Target 40 Portfolio, 3rd Quarter 2009 Series
                                 FT 2050

 At the Opening of Business on the Initial Date of Deposit-June 30, 2009

                                                                      Percentage
                                                                      of Aggregate    Number      Market      Cost of
Ticker Symbol and                                                     Offering        of          Value per   Securities to
Name of Issuer of Securities (1)                                      Price           Shares      Share       the Trust (2)
________________________________                                      ____________    ______      _________   _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (20.01%):
AZO      AutoZone, Inc. *                                               2.49%            27       $151.75     $  4,097
BBY      Best Buy Co., Inc.                                             2.50%           121         34.02        4,116
DRI      Darden Restaurants, Inc.                                       2.51%           122         33.78        4,121
DTV      The DIRECTV Group, Inc. *                                      2.50%           164         25.02        4,103
NFLX     Netflix Inc. *                                                 2.51%           100         41.20        4,120
OMC      Omnicom Group Inc.                                             2.50%           129         31.89        4,114
PETM     PetSmart, Inc.                                                 2.50%           193         21.29        4,109
TJX      The TJX Companies, Inc.                                        2.50%           131         31.37        4,110

Energy (7.49%):
CNX      CONSOL Energy Inc.                                             2.50%           118         34.76        4,102
DRC      Dresser-Rand Group, Inc. *                                     2.50%           158         25.96        4,102
TDW      Tidewater Inc.                                                 2.49%            94         43.61        4,099

Financials (2.51%):
AFG      American Financial Group, Inc.                                 2.51%           189         21.80        4,120

Health Care (17.50%):
ABC      AmerisourceBergen Corporation                                  2.50%           227         18.07        4,102
CYH      Community Health Systems Inc. *                                2.50%           160         25.73        4,117
DVA      DaVita, Inc. *                                                 2.50%            83         49.51        4,109
KCI      Kinetic Concepts, Inc. *                                       2.50%           147         27.98        4,113
UNH      UnitedHealth Group Incorporated                                2.51%           164         25.12        4,120
UHS      Universal Health Services, Inc. (Class B)                      2.49%            83         49.40        4,100
WLP      WellPoint, Inc. *                                              2.50%            80         51.45        4,116

Industrials (20.03%):
ATK      Alliant Techsystems Inc. *                                     2.51%            50         82.59        4,130
FLS      Flowserve Corporation                                          2.50%            57         72.23        4,117
FLR      Fluor Corporation                                              2.51%            79         52.15        4,120
GR       Goodrich Corporation                                           2.51%            81         50.97        4,129
JBHT     J.B. Hunt Transport Services, Inc.                             2.50%           135         30.44        4,109
LLL      L-3 Communications Holdings, Inc.                              2.51%            59         69.94        4,127
LMT      Lockheed Martin Corporation                                    2.50%            50         82.04        4,102
COL      Rockwell Collins, Inc.                                         2.49%            97         42.20        4,093

Information Technology (15.00%):
ACS      Affiliated Computer Services, Inc. (Class A) *                 2.51%            92         44.91        4,132
ADS      Alliance Data Systems Corporation *                            2.49%            99         41.36        4,095
CSC      Computer Sciences Corporation *                                2.49%            93         44.10        4,101
HEW      Hewitt Associates, Inc. *                                      2.50%           137         29.99        4,109
IBM      International Business Machines Corporation                    2.51%            39        105.83        4,127
SAI      SAIC, Inc. *                                                   2.50%           222         18.51        4,109

Materials (9.98%):
ARG      Airgas, Inc.                                                   2.49%            99         41.40        4,099
BLL      Ball Corporation                                               2.50%            91         45.25        4,118
FMC      FMC Corporation                                                2.49%            85         48.11        4,089
PTV      Pactiv Corporation *                                           2.50%           192         21.45        4,118

Utilities (7.48%):
ATO      Atmos Energy Corporation                                       2.49%           162         25.31        4,100
CMS      CMS Energy Corporation                                         2.50%           337         12.20        4,111
UGI      UGI Corporation                                                2.49%           158         25.95        4,100
                                                                      _______                                 ________
              Total Investments                                       100.00%                                 $164,425
                                                                      =======                                 ========
______________________

See "Notes to Schedules of Investments" on page 47.

                         Schedule of Investments

       Value Line(R) Target 25 Portfolio, 3rd, Quarter 2009 Series
                                 FT 2050

                    At the Opening of Business on the
                  Initial Date of Deposit-June 30, 2009

                                                                        Percentage
                                                                        of Aggregate    Number      Market        Cost of
Ticker Symbol and                                                       Offering        of          Value per     Securities to
Name of Issuer of Securities (1)                                        Price           Shares      Share         the Trust (2)
________________________________                                        ____________    ______      _________     _____________
COMMON STOCKS (100.00%):

Consumer Discretionary (79.24%):
AAN         Aaron's Inc.                                                  2.00%           117       $  30.04      $  3,515
ARO         Aeropostale, Inc. *                                           3.38%           173          34.29         5,932
AZO         AutoZone, Inc. *                                             12.10%           140         151.75        21,245
BIG         Big Lots, Inc. *                                              2.61%           217          21.14         4,587
BKE         The Buckle, Inc.                                              2.18%           121          31.69         3,835
BWLD        Buffalo Wild Wings Inc. *                                     1.01%            55          32.09         1,765
CMG         Chipotle Mexican Grill, Inc. *                                1.76%            39          79.34         3,094
DRI         Darden Restaurants, Inc.                                      6.62%           344          33.78        11,620
DLTR        Dollar Tree, Inc. *                                           5.74%           236          42.72        10,082
DBRN        Dress Barn, Inc. *                                            1.30%           157          14.52         2,280
FDO         Family Dollar Stores, Inc.                                    6.07%           370          28.80        10,656
JOSB        Jos. A. Bank Clothiers, Inc. *                                1.01%            54          32.76         1,769
NFLX        Netflix Inc. *                                                3.50%           149          41.20         6,139
PCLN        Priceline.com Incorporated *                                  7.18%           110         114.65        12,611
TXRH        Texas Roadhouse, Inc. *                                       1.08%           172          11.04         1,899
TJX         The TJX Companies, Inc.                                      19.44%         1,088          31.37        34,131
WMS         WMS Industries Inc. *                                         2.26%           126          31.42         3,959

Consumer Staples (6.04%):
CENTA       Central Garden & Pet Company *                                1.00%           176           9.99         1,758
GMCR        Green Mountain Coffee Roasters, Inc. *                        3.17%            95          58.56         5,563
LANC        Lancaster Colony Corporation                                  1.87%            74          44.38         3,284

Health Care (11.25%):
CERN        Cerner Corporation *                                          7.45%           205          63.82        13,083
CPSI        Computer Programs and Systems, Inc.                           1.00%            45          39.02         1,756
SEPR        Sepracor Inc. *                                               2.80%           290          16.98         4,924

Information Technology (1.96%):
SYNA        Synaptics Incorporated *                                      1.96%            90          38.31         3,448

Materials (1.51%):
NEU         NewMarket Corporation                                         1.51%            39          67.90         2,648
                                                                        _______                                   ________
                 Total Investments                                      100.00%                                   $175,583
                                                                        =======                                   ========
___________

See "Notes to Schedules of Investments" on page 47.

Page 46


                    NOTES TO SCHEDULES OF INVESTMENTS

(1) All Securities are represented by regular way contracts to purchase such Securities which are backed by an irrevocable letter of credit deposited with the Trustee. The Sponsor entered into purchase contracts for the Securities on June 30, 2009. Such purchase contracts are expected to settle within three business days.

(2) The cost of the Securities to a Trust represents the aggregate underlying value with respect to the Securities acquired-generally determined by the closing sale prices of the Securities on the applicable exchange (where applicable, converted into U.S. dollars at the exchange rate at the Evaluation Time) at the Evaluation Time on the business day prior to the Initial Date of Deposit. The Evaluator, at its discretion, may make adjustments to the prices of Securities held by a Trust if an event occurs after the close of the market on which a Security normally trades but before the Evaluation Time, depending on the nature and significance of the event, consistent with applicable regulatory guidance relating to fair value pricing. The valuation of the Securities has been determined by the Evaluator, an affiliate of the Sponsor. In accordance with Statement of Financial Accounting Standards No. 157 "Fair Value Measurements," each Trust's investments are classified as Level 1, which refers to securities traded in an active market. The cost of the Securities to the Sponsor and the Sponsor's profit or loss (which is the difference between the cost of the Securities to the Sponsor and the cost of the Securities to a Trust) are set forth below:

                                                                           Cost of Securities    Profit
                                                                           to Sponsor            (Loss)
                                                                           __________________    ________
The Dow(R) Target 5 Portfolio, 3rd Quarter 2009 Series                     $170,221              $  (375)
Global Target 15 Portfolio, 3rd Quarter 2009 Series                         163,076               (1,936)
MSCI EAFE Target 20 Portfolio, 3rd Quarter 2009 Series                      157,304               (1,790)
Nasdaq(R) Target 15 Portfolio, 3rd Quarter 2009 Series                      135,869                 (575)
NYSE (R) International Target 25 Portfolio, 3rd Quarter 2009 Series         121,056                 (270)
S&P Target 24 Portfolio, 3rd Quarter 2009 Series                            174,501                  (75)
S&P Target SMid 60 Portfolio, 3rd Quarter 2009 Series                       175,368                 (578)
Target 50/50 Portfolio, 3rd Quarter 2009 Series                             218,526                 (299)
Target Diversified Dividend Portfolio, 3rd Quarter 2009 Series              167,968                 (220)
Target Dividend Multi-Strategy Portfolio, 3rd Quarter 2009 Series           291,938               (1,615)
Target Double Play Portfolio, 3rd Quarter 2009 Series                       163,126                   16
Target Growth Portfolio, 3rd Quarter 2009 Series                            154,629                   66
Target Mega-Cap Portfolio, 3rd Quarter 2009 Series                          267,765                  211
Target Small-Cap Portfolio, 3rd Quarter 2009 Series                         178,843                 (823)
Target VIP Conservative Equity Portfolio, 3rd Quarter 2009 Series           273,928                 (678)
Value Line(R) Diversified Target 40 Portfolio, 3rd Quarter 2009 Series      164,368                   57
Value Line(R) Target 25 Portfolio, 3rd Quarter 2009 Series                  175,670                  (87)

(3) Current Dividend Yield for each Security was calculated by dividing the most recent annualized ordinary dividend declared or paid on a Security (such figure adjusted to reflect any change in dividend policy announced subsequent to the most recently declared dividend) by that Security's closing sale price at the Evaluation Time on the business day prior to the Initial Date of Deposit, without consideration of foreign withholding or changes in currency exchange rates, if applicable.

(4) Common stocks of companies headquartered or incorporated outside the United States comprise the percentage of the investments of the Trusts as indicated:
    Global Target 15 Portfolio, 3rd Quarter 2009 Series, 66.67%
    MSCI EAFE Target 20 Portfolio, 3rd Quarter 2009 Series, 100.00%
    Nasdaq(R) Target 15 Portfolio, 3rd Quarter 2009 Series, 10.06%
    NYSE(R) International Target 25 Portfolio, 3rd Quarter 2009 Series, 100.00% S&P Target SMid 60 Portfolio, 3rd Quarter 2009 Series, 1.11%
    Target 50/50 Portfolio, 3rd Quarter 2009 Series, 11.68%
    Target Diversified Dividend Portfolio, 3rd Quarter 2009 Series, 10.00% Target Dividend Multi-Strategy Portfolio, 3rd Quarter 2009 Series, 45.44% Target Double Play Portfolio, 3rd Quarter 2009 Series, 2.50%
    Target Growth Portfolio, 3rd Quarter 2009 Series, 16.70%
    Target Mega-Cap Portfolio, 3rd Quarter 2009 Series, 19.98%
    Target VIP Conservative Equity Portfolio, 3rd Quarter 2009 Series, 6.70%

(5) Securities of companies in the following sectors comprise the percentage of the investments of the Trusts as indicated:

Global Target 15 Portfolio, 3rd Quarter 2009 Series:
Consumer Discretionary, 19.99%; Consumer Staples, 6.67%; Energy, 13.33%; Financials, 20.01%; Health Care, 6.67%; Industrials, 6.67%; Materials, 6.66%; Telecommunication Services, 20.00%

MSCI EAFE Target 20 Portfolio, 3rd Quarter 2009 Series:
Consumer Discretionary, 15.00%; Consumer Staples, 5.00%; Energy, 10.00%; Financials, 5.00%; Industrials, 20.00%; Materials, 20.00%;
Telecommunication Services, 20.00%; Utilities, 5.00%

NYSE(R) International Target 25 Portfolio, 3rd Quarter 2009 Series:
Consumer Discretionary, 12.00%; Energy, 12.00%; Financials, 40.00%; Information Technology, 4.00%; Materials, 8.00%; Telecommunication Services, 20.00%; Utilities, 4.00%

(6) As of the Initial Date of Deposit, this Security has suspended paying dividends.

(7) This Security represents the common stock of a Real Estate Investment Trust ("REIT"). REITs comprise approximately 18.88% of the investments of the S&P Target SMid 60 Portfolio, 3rd Quarter 2009 Series.

+ This Security represents the common stock of a foreign company which trades directly, or through an American Depositary Receipt ("ADR"), on a U.S. national securities exchange.

# This Security represents the common stock of a foreign company which trades directly on a foreign securities exchange.

* This Security has not paid a cash dividend during the 12 months prior to the Initial Date of Deposit.

Page 47


                              The FT Series

The FT Series Defined.

We, First Trust Portfolios L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series. The series to which this prospectus relates, FT 2050, consists of 17 separate portfolios set forth below:

- Dow(R) Target 5 3Q '09 - Term 9/30/10
(The Dow(R) Target 5 Portfolio, 3rd Quarter 2009 Series)

- Global Target 15 3Q '09 - Term 9/30/10
(Global Target 15 Portfolio, 3rd Quarter 2009 Series)

- MSCI EAFE Target 20 3Q '09 - Term 9/30/10
(MSCI EAFE Target 20 Portfolio, 3rd Quarter 2009 Series)

- Nasdaq(R) Target 15 3Q '09 - Term 9/30/10
(Nasdaq(R) Target 15 Portfolio, 3rd Quarter 2009 Series)

- NYSE(R) Intl. Target 25 3Q '09 - Term 9/30/10
(NYSE(R) International Target 25 Portfolio, 3rd Quarter 2009 Series)

- S&P Target 24 3Q '09 - Term 9/30/10
(S&P Target 24 Portfolio, 3rd Quarter 2009 Series)

- S&P Target SMid 60 3Q '09 - Term 9/30/10
(S&P Target SMid 60 Portfolio, 3rd Quarter 2009 Series)

- Target 50/50 3Q '09 - Term 9/30/10
(Target 50/50 Portfolio, 3rd Quarter 2009 Series)

- Target Divsd. Dvd. 3Q '09 - Term 9/30/10
(Target Diversified Dividend Portfolio, 3rd Quarter 2009 Series)

- Target Dvd. Multi-Strat. 3Q '09 - Term 9/30/10
(Target Dividend Multi-Strategy Portfolio, 3rd Quarter 2009 Series)

- Target Dbl. Play 3Q '09 - Term 9/30/10
(Target Double Play Portfolio, 3rd Quarter 2009 Series)

- Target Growth 3Q '09 - Term 9/30/10
(Target Growth Portfolio, 3rd Quarter 2009 Series)

- Target Mega-Cap 3Q '09 - Term 9/30/10
(Target Mega-Cap Portfolio, 3rd Quarter 2009 Series)

- Target Small-Cap 3Q '09 - Term 9/30/10
(Target Small-Cap Portfolio, 3rd Quarter 2009 Series)

- Target VIP Cons. Eqty. 3Q '09 - Term 9/30/10
(Target VIP Conservative Equity Portfolio, 3rd Quarter 2009 Series)

- Value Line(R) Divsd. Target 40 3Q '09 - Term 9/30/10
(Value Line(R) Diversified Target 40 Portfolio, 3rd Quarter 2009 Series)

- Value Line(R) Target 25 3Q '09 - Term 9/30/10
(Value Line(R) Target 25 Portfolio, 3rd Quarter 2009 Series)

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among First Trust Portfolios L.P., as Sponsor, The Bank of New York Mellon as Trustee, FTP Services LLC ("FTPS") as FTPS Unit Servicing Agent and First Trust Advisors L.P. as Portfolio Supervisor and Evaluator, governs the operation of the Trusts.

YOU MAY GET MORE SPECIFIC DETAILS CONCERNING THE NATURE, STRUCTURE AND RISKS OF THIS PRODUCT IN AN "INFORMATION SUPPLEMENT" BY CALLING THE SPONSOR AT 1-800-621-1675, EXT. 1.

How We Created the Trusts.

On the Initial Date of Deposit, we deposited portfolios of common stocks with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

After the Initial Date of Deposit, we may deposit additional Securities in a Trust, or cash (including a letter of credit or the equivalent) with instructions to buy more Securities, to create new Units for sale. If we create additional Units, we will attempt, to the extent practicable, to maintain the percentage relationship established among the Securities on the Initial Date of Deposit (as set forth in "Schedule of Investments" for each Trust), adjusted to reflect the sale, redemption or liquidation of any of the Securities or any stock split or a merger or other similar event affecting the issuer of the Securities.

Since the prices of the Securities will fluctuate daily, the ratio of Securities in a Trust, on a market value basis, will also change daily. The portion of Securities represented by each Unit will not change as a result of the deposit of additional Securities or cash in a Trust. If we deposit cash, you and new investors may experience a dilution of your investment. This is because prices of Securities will fluctuate between the time of the cash deposit and the purchase of the Securities, and because the Trusts pay the associated brokerage fees. To reduce this dilution, the Trusts will try to buy the Securities as close to the Evaluation Time and as close to the evaluation price as possible. In addition, because the Trusts pay the brokerage fees associated with the creation of new Units and with the sale of Securities to meet redemption and exchange requests, frequent redemption and exchange activity will likely result in higher brokerage expenses.

An affiliate of the Trustee may receive these brokerage fees or the Trustee may retain and pay us (or our affiliate) to act as agent for a Trust to buy Securities. If we or an affiliate of ours act as agent to a Trust, we will be subject to the restrictions under the Investment Company Act of 1940, as amended (the "1940 Act").

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Securities may periodically be sold under certain circumstances to satisfy Trust obligations, to meet redemption requests and, as described in "Removing Securities from a Trust," to maintain the sound investment character of the Trusts, and the

Page 49


proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities. However, if a contract for the purchase of any of the Securities initially deposited in a Trust fails, unless we can purchase substitute Securities ("Replacement Securities") we will refund to you that portion of the purchase price and transactional sales charge resulting from the failed contract on the next Distribution Date. Any Replacement Security a Trust acquires will be identical to those from the failed contract.

                                Portfolios

Objective.

When you invest in a Trust you are purchasing a quality portfolio of attractive common stocks in one convenient purchase. The objective of each Trust is to provide the potential for an above-average total return. To achieve this objective, each Trust will invest in the common stocks of companies which are selected by applying a unique specialized strategy. While the Trusts seek to provide the potential for above- average total return, each follows a different investment strategy. We cannot guarantee that a Trust will achieve its objective or that a Trust will make money once expenses are deducted.

                      The Dow(R) Target 5 Portfolio

The Dow(R) Target 5 Portfolio invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Dow(R) Target 5 Strategy seeks to uncover stocks that may be out of favor or undervalued. Investing in stocks with high dividend yields may be effective in achieving the investment objective of the Trust, because regular dividends are common for established companies, and dividends have historically accounted for a large portion of the total return on stocks. The Dow(R) Target 5 Strategy seeks to amplify this dividend yield strategy by selecting the five lowest priced stocks of the 10 highest dividend-yielding stocks in the Dow Jones Industrial Average(sm) ("DJIA(sm)").

The Dow (R) Target 5 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by dividend yield as of the business day prior to the date of this prospectus.

Step 2: We then select the 10 highest dividend-yielding stocks from this group.

Step 3: From the 10 stocks selected in Step 2, we select an equally-weighted portfolio of the five stocks with the lowest per share stock price for The Dow (R) Target 5 Strategy.

Based on the composition of the portfolio on the Initial Date of Deposit, The Dow (R) Target 5 Portfolio is considered to be a Large-Cap Value Trust.

                        Global Target 15 Portfolio

The Global Target 15 Portfolio invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the Global Target 15 Strategy seeks to uncover stocks that may be out of favor or undervalued. The Trust seeks to amplify this dividend yield strategy by selecting the five lowest priced stocks of the 10 highest dividend-yielding stocks in a particular index. The Global Target 15 Strategy stocks are determined as follows:

Step 1: We rank all stocks contained in the DJIA(sm), the Financial Times Industrial Ordinary Share Index ("FT Index") and the Hang Seng Index by dividend yield as of the business day prior to the date of this prospectus.

Step 2: We select the 10 highest dividend-yielding stocks in each respective index.

Step 3: We select an approximately equally-weighted portfolio of the five stocks with the lowest per share stock price of the 10 highest dividend-yielding stocks in each respective index as of their respective selection date for the Global Target 15 Strategy.

Based on the composition of the portfolio on the Initial Date of Deposit, the Global Target 15 Portfolio is considered to be a Large-Cap Value Trust.

                      MSCI EAFE Target 20 Portfolio

The MSCI EAFE Target 20 Strategy selects 20 common stocks from the MSCI EAFE Index(R). The MSCI EAFE Target 20 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the MSCI EAFE Index(R) as of two business days prior to the date of this prospectus.

Step 2: We then select the 200 largest by market capitalization that meet both of the following three-month average daily trading volume liquidity screens:

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- Minimum of $5 million traded.
- Minimum of 100,000 shares traded.

Step 3: The remaining stocks are ranked on four factors:

- Price to cash flow.
- Price to book.
- Return on assets.
- Momentum.

Step 4: We purchase an approximately equally-weighted portfolio of the 20 stocks with the highest combined ranking on the four factors, subject to a maximum of four stocks from any one of the ten major market sectors and a maximum of four stocks from any single country.

Based on the composition of the portfolio on the Initial Date of Deposit, the MSCI EAFE Target 20 Portfolio is considered to be a Large- Cap Value Trust.

                      Nasdaq(R) Target 15 Portfolio

The Nasdaq(R) Target 15 Strategy selects a portfolio of the 15 Nasdaq-100 Index(R) stocks with the best overall ranking on both 12- and 6-month price appreciation, return on assets and price to cash flow as a means to achieving its investment objective. The Nasdaq(R) Target 15 Strategy stocks are determined as follows:

Step 1: We select stocks which are components of the Nasdaq-100 Index(R) as of two business days prior to the date of this prospectus and numerically rank them by 12-month price appreciation (best [1] to worst [100]).

Step 2: We then numerically rank the stocks by six-month price appreciation.

Step 3: The stocks are then numerically ranked by return on assets ratio.

Step 4: We then numerically rank the stocks by the ratio of cash flow per share to stock price.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select the 15 stocks with the lowest sums for the Nasdaq(R) Target 15 Strategy.

The Securities which comprise the Nasdaq(R) Target 15 Strategy are weighted by market capitalization subject to the restriction that only whole shares are purchased and that no stock will comprise less than approximately 1% or 25% or more of the Nasdaq(R) Target 15 Strategy portion of the portfolio on the date of this prospectus. The Securities will be adjusted on a proportionate basis to accommodate this constraint.

Based on the composition of the portfolio on the Initial Date of Deposit, the Nasdaq(R) Target 15 Portfolio is considered to be a Large- Cap Growth Trust.

                NYSE(R) International Target 25 Portfolio

Incorporating international investments into an overall portfolio can offer benefits such as diversification, reduced volatility and the potential for enhanced performance. The NYSE(R) International Target 25 Portfolio provides investors with a way to strategically invest in foreign companies. The NYSE(R) International Target 25 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the NYSE International 100 Index(sm) as of two business days prior to the date of this prospectus. The index consists of the 100 largest non-U.S. stocks trading on the NYSE.

Step 2: We screen for liquidity by eliminating companies with average daily trading volume below $300,000 for the prior three months.

Step 3: We rank each remaining stock on two factors:

- Price to book; and
- Price to cash flow.

Lower, but positive, price to book and price to cash flow ratios are generally used as an indication of value.

Step 4: We purchase an approximately equally-weighted portfolio of the 25 stocks with the best overall ranking on the two factors.

Based on the composition of the portfolio on the Initial Date of Deposit, the NYSE (R) International Target 25 Portfolio is considered to be a Large-Cap Value Trust.

                         S&P Target 24 Portfolio

The S&P Target 24 Strategy selects 24 common stocks from the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") which are based on the following steps:

Step 1: All of the economic sectors in the S&P 500 Index are ranked by market capitalization as of two business days prior to the date of this prospectus and the eight largest sectors are selected.

Step 2: The stocks in each of those eight sectors are then ranked among their peers based on three distinct factors:

- Trailing four quarters' return on assets, which is net income divided by average assets. Those stocks with high return on assets achieve better rankings.

- Buyback yield, which measures the percentage decrease in common stock outstanding versus one year earlier. Those stocks with greater percentage decreases receive better rankings.

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- Bullish interest indicator, which compares the number of shares traded in months in which the stock price rose to the number of shares traded in months in which the stock price declined. Those stocks with a high bullish interest indicator achieve better rankings.

Step 3: The three stocks from each of the eight sectors with the highest combined ranking on these three factors are selected for the S&P Target 24 Strategy. In the event of a tie within a sector, the stock with the higher market capitalization is selected.

Each stock receives a weighting equivalent to its relative market value among the three stocks from the individual sector. The combined weight of the three stocks for a sector is equal to the sector's equivalent weighting among the eight sectors being selected from.

Based on the composition of the portfolio on the Initial Date of Deposit, the S&P Target 24 Portfolio is considered to be a Large-Cap Growth Trust.

                       S&P Target SMid 60 Portfolio

This small and mid-capitalization strategy is designed to identify stocks with improving fundamental performance and sentiment. The S&P Target SMid 60 Strategy focuses on small and mid-size companies because we believe they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies. In addition, the ability to take advantage of share price discrepancies is likely to be greater with smaller stocks than with more widely followed large-cap stocks. The S&P Target SMid 60 Strategy stocks are determined as follows:

Step 1: We begin with the stocks that comprise the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") and the Standard & Poor's SmallCap 600 Index ("S&P SmallCap 600") (excluding Registered Investment
Companies, Limited Partnerships and Business Development Companies) as of two business days prior to the date of this prospectus.

Step 2: We rank the stocks in each index by price to book value and select the best quartile from each index-100 stocks from the S&P MidCap 400 and 150 stocks from the S&P SmallCap 600 with the lowest, but positive, price to book ratio.

Step 3: We rank each remaining stock on three factors:

- Price to cash flow;
- 12-month change in return on assets; and
- 3-month price appreciation.

Step 4: We eliminate any stock with a market capitalization of less than $250 million and with average daily trading volume of less than $250,000.

Step 5: The 30 stocks from each index with the highest combined ranking on the three factors set forth in Step 3 are selected for the S&P Target SMid 60 Strategy.

Step 6: The stocks selected from the S&P MidCap 400 are given approximately twice the weight of the stocks selected from the S&P SmallCap 600.

Based on the composition of the portfolio on the Initial Date of Deposit, the S&P Target SMid 60 Portfolio is considered to be a Small- Cap Value Trust.

                  Target 50/50 Portfolio

The composition of the Target 50/50 Portfolio on the Initial Date of Deposit is as follows:

- Approximately 1/2 common stocks which comprise the Dow (R) Target Dividend Strategy; and

- Approximately 1/2 common stocks which comprise the Target VIP Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy and the Target VIP Strategy portion of the Trust were selected as follows:

The Dow(R) Target Dividend Strategy.

The Dow(R) Target Dividend Strategy selects a portfolio of the 20 stocks from the Dow Jones U.S. Select Dividend Index(sm) with the best overall ranking on both the change in return on assets over the last 12 months and price-to-book as a means to achieving its investment objective.

The Dow(R) Target Dividend Strategy stocks are determined as follows:

Step 1: We rank all 100 stocks contained in the Dow Jones U.S. Select Dividend Index(sm) as of two business days prior to the date of this prospectus (best [1] to worst [100]) by:

- Greatest change in return on assets over the last 12 months. An increase in return on assets generally indicates improving business fundamentals.

- Price-to-book. A lower, but positive, price-to-book ratio is generally used as an indication of value.

Step 2: We then select an equally-weighted portfolio of the 20 stocks with the best overall ranking on the two factors for The Dow(R) Target Dividend Strategy.

Companies which, as of the selection date, Dow Jones has announced will be removed from the Dow Jones U.S. Select Dividend Index(sm), or that are likely to be removed, based on Dow Jones selection criteria, from the Dow Jones U.S. Select Dividend Index(sm) within thirty days from the selection date, have been removed from the universe of securities from which The Dow(R) Target Dividend Strategy stocks are selected.

Target VIP Strategy.

The Target VIP Strategy invests in the common stocks of companies which are selected by applying six separate uniquely specialized strategies. While each of the underlying strategies included in the Target VIP Strategy also seeks to provide an above-average total return, each follows a different investment strategy. The Target VIP Strategy seeks to outperform the S&P 500 Index. The Target VIP Strategy provides investors with exposure to both growth and value stocks, as well as several different sectors of the worldwide economy. We believe this approach offers investors a better opportunity for investment success regardless of which investment styles prevail in the market.

The composition of the Target VIP Strategy on the Initial Date of Deposit is as follows:

- Approximately 1/6 common stocks which comprise The Dow(R) DART 5
Strategy;

- Approximately 1/6 common stocks which comprise the European Target 20
Strategy;

- Approximately 1/6 common stocks which comprise the Nasdaq(R) Target 15
Strategy;

- Approximately 1/6 common stocks which comprise the S&P Target 24
Strategy;

- Approximately 1/6 common stocks which comprise the Target Small-Cap Strategy; and

- Approximately 1/6 common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise the Nasdaq(R) Target 15 Strategy and the S&P Target 24 Strategy portion of the Trust were chosen by applying the same selection criteria set forth above under the captions "Nasdaq(R) Target 15 Portfolio" and "S&P Target 24 Portfolio," respectively. The Securities which comprise The Dow(R) DART 5 Strategy, the European Target 20 Strategy, the Target Small-Cap Strategy and the Value Line(R) Target 25 Strategy portions of the Trust were selected as follows:

The Dow(R) Dividend and Repurchase Target ("DART") 5 Strategy.

The Dow(R) DART 5 Strategy selects a portfolio of DJIA(sm) stocks with high dividend yields and/or high buyback ratios and high return on assets, as a means to achieving the Dow(R) DART 5 Strategy's investment objective. By analyzing dividend yields, the Dow(R) DART 5 Strategy seeks to uncover stocks that may be out of favor or undervalued. More recently, many companies have turned to stock reduction programs as a tax efficient way to bolster their stock prices and reward shareholders. Companies which have reduced their shares through a share buyback program may provide a strong cash flow position and, in turn, high quality earnings. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the date of this prospectus divided by a company's shares outstanding as of the business day prior to the date of this prospectus, minus "1."

The Dow(R) DART 5 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by the sum of their dividend yield and buyback ratio as of the business day prior to the date of this prospectus.

Step 2: We then select the 10 stocks with the highest combined dividend yields and buyback ratios.

Step 3: From the 10 stocks selected in Step 2, we select an approximately equally-weighted portfolio of the five stocks with the greatest change in return on assets in the most recent year as compared to the previous year for The Dow(R) DART 5 Strategy.

European Target 20 Strategy.

The European Target 20 Strategy invests in stocks with high dividend yields. By selecting stocks with the highest dividend yields, the European Target 20 Strategy seeks to uncover stocks that may be out of favor or undervalued. The European Target 20 Strategy stocks are determined as follows:

Step 1: We rank the 120 largest companies based on market capitalization which are domiciled in Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom by dividend yield as of two business days prior to the date of this prospectus.

Step 2: We select an approximately equally-weighted portfolio of the 20 highest dividend-yielding stocks for the European Target 20 Strategy.

During the initial offering period, no Trust will invest more than 5% of its portfolio in shares of any one securities-related issuer contained in the European Target 20 Strategy.

Target Small-Cap Strategy.

The Target Small-Cap Strategy invests in stocks with small market capitalizations which have recently exhibited certain positive financial attributes. The Target Small-Cap Strategy stocks are determined as follows:

Step 1: We select the stocks of all U.S. corporations which trade on the NYSE, the NYSE Alternext US or The NASDAQ Stock Market(R) ("Nasdaq")

(excluding limited partnerships, ADRs and mineral and oil royalty trusts) as of two business days prior to the date of this prospectus.

Step 2: We then select companies which have a market capitalization of between $150 million and $1 billion and whose stock has an average daily dollar trading volume of at least $500,000.

Step 3: We next select stocks with positive three-year sales growth.

Step 4: From there we select those stocks whose most recent annual earnings are positive.

Step 5: We eliminate any stock whose price has appreciated by more than 75% in the last 12 months.

Step 6: We select the 40 stocks with the greatest price appreciation in the last 12 months on a relative market capitalization basis (highest to lowest) for the Target Small-Cap Strategy.

For purposes of applying the Target Small-Cap Strategy, market capitalization and average trading volume are based on 1996 dollars which are periodically adjusted for inflation. All steps apply monthly and rolling quarterly data instead of annual figures where possible.

The Securities which comprise the Target Small-Cap Strategy are weighted by market capitalization.

Value Line(R) Target 25 Strategy.

The Value Line(R) Target 25 Strategy invests in 25 of the 100 stocks that Value Line(R) gives a #1 ranking for Timeliness(TM) which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks which represent approximately 95% of the trading volume on all U.S. stock exchanges. Of these 1,700 stocks, only 100 are given their #1 ranking for Timeliness(TM), which measures Value Line's view of their probable price performance during the next six to 12 months relative to the others. Value Line(R) bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum, and earnings surprise. The Value Line(R) Target 25 Strategy stocks are determined as follows:

Step 1: We start with the 100 stocks which Value Line(R) as of two business days prior to the date of this prospectus gives their #1 ranking for Timeliness(TM), remove the stocks of financial companies and the stocks of companies whose shares are not listed on a U.S. securities exchange, and apply the following rankings as of two business days prior to the date of this prospectus.

Step 2: We rank these remaining stocks for consistent growth based on 12-month and 6-month price appreciation (best [1] to worst [100]).

Step 3: We then rank the stocks for profitability by their return on assets.

Step 4: Finally, we rank the stocks for value based on their price to cash flow.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select the 25 stocks with the lowest sums for the Value Line Target 25 Strategy.

The Securities which comprise the Value Line(R) Target 25 Strategy are weighted by market capitalization subject to the restriction that no stock will comprise less than approximately 1% or 25% or more of the Value Line(R) Target 25 Strategy portion of the portfolio on the date of this prospectus. The Securities will be adjusted on a proportionate basis to accommodate this constraint.

                  Target Diversified Dividend Portfolio

The Target Diversified Dividend Portfolio seeks to provide the potential for above-average total return through a combination of capital appreciation and dividend income by adhering to a simple investment strategy; however, there is no assurance the objective will be met. The Target Diversified Dividend Strategy stocks are determined as follows:

Step 1: We begin with all stocks traded on a U.S. exchange as of two business days prior to the date of this prospectus and screen for the following:

- Minimum market capitalization of $250 million;
- Minimum three-month average daily trading volume of $1.5 million; and
- Minimum stock price of $5.

Step 2: We eliminate REITs, ADRs, Registered Investment Companies and Limited Partnerships.

Step 3: We select only those stocks with positive three-year dividend growth.

Step 4: We rank each remaining stock on three factors:

- Indicated dividend yield - 50%;
- Price to book - 25%; and
- Payout ratio - 25%.

Step 5: We purchase an approximately equally-weighted portfolio consisting of four stocks from each of the ten major market sectors with the highest combined ranking on the three factors.

                 Target Dividend Multi-Strategy Portfolio

The composition of the Target Dividend Multi-Strategy Portfolio on the Initial Date of Deposit is as follows:

- Approximately 25% common stocks which comprise The Dow (R) Target Dividend Strategy;

- Approximately 25% common stocks which comprise the European Target 20
Strategy;

- Approximately 25% common stocks which comprise the Global Target 15 Strategy; and

- Approximately 25% common stocks which comprise the Target Diversified Dividend Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy, the European Target 20 Strategy, the Global Target 15 Strategy and the Target Diversified Dividend Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions "Target 50/50 Portfolio," "Global Target 15 Portfolio" and "Target Diversified Dividend Portfolio," respectively.

                       Target Double Play Portfolio

The Target Double Play Portfolio invests in the common stocks of companies which are selected by applying two separate uniquely specialized strategies. While each of the strategies included in the Target Double Play Portfolio also seeks to provide an above-average total return, each follows a different investment strategy. The Target Double Play Portfolio seeks to outperform the S&P 500 Index. Finding the right mix of investments is a key factor to successful investing. Because different investments often react differently to economic and market changes, diversifying among low-correlated investments has the potential to enhance your returns and help reduce your overall investment risk. The Target Double Play Portfolio has been developed to address this purpose.

The composition of the Target Double Play Portfolio on the Initial Date of Deposit is as follows:

- Approximately 1/2 common stocks which comprise The Dow(R) Target Dividend Strategy; and

- Approximately 1/2 common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise The Dow(R) Target Dividend Strategy and the Value Line(R) Target 25 Strategy portions of the Target Double Play Portfolio were chosen by applying the same selection criteria set forth above under the caption "Target 50/50 Portfolio."

Based on the composition of the portfolio on the Initial Date of Deposit, the Target Double Play Portfolio is considered to be a Mid-Cap Blend Trust.

                         Target Growth Portfolio

The Target Growth Portfolio invests in stocks with large market capitalizations which have recently exhibited certain positive financial attributes. The Target Growth Strategy stocks are determined as follows:

Step 1: We begin with all stocks traded on a U.S. exchange as of two business days prior to the date of this prospectus and screen for the following:

- Minimum market capitalization of $6 billion;
- Minimum three month average daily trading  volume of $5 million; and
- Minimum stock price of $5.

Step 2: We eliminate REITs, ADRs, Registered Investment Companies and Limited Partnerships.

Step 3: We select only those stocks with positive one year sales growth.

Step 4: We rank the remaining stocks on three factors:

- Sustainable growth rate;
- Change in return on assets; and
- Recent price appreciation.

Step 5: We purchase an approximately equally-weighted portfolio of the 30 stocks with the highest combined ranking on the three factors, subject to a maximum of six stocks from any one of the ten major market sectors.

Based on the composition of the portfolio on the Initial Date of Deposit, the Target Growth Portfolio is considered to be a Large-Cap Growth Trust.

                        Target Mega-Cap Portfolio

The Target Mega-Cap Portfolio invests in some of the largest companies in the world. These companies are well-known, blue-chip companies that are widely regarded as leaders in their respective industries.

Step 1: We begin with the largest 200 stocks traded on a U.S. exchange which have a minimum three-month average daily trading volume of $10 million (excluding Registered Investment Companies and Limited
Partnerships) as of two business days prior to the date of this prospectus.

Step 2: We rank the stocks on three factors:

- Price to book;
- Return on assets; and
- Recent price appreciation.

Step 3: We purchase an approximately equally-weighted portfolio of the 30 stocks with the highest combined ranking on the three factors, subject to a maximum of six stocks from any one of the ten major market sectors and a maximum of six foreign companies.

Based on the composition of the portfolio on the Initial Date of Deposit, the Target Mega-Cap Portfolio is considered to be a Large-Cap Value Trust.

                        Target Small-Cap Portfolio

The Securities which comprise the Target Small-Cap Strategy were chosen by applying the same selection criteria set forth above under the caption "Target 50/50 Portfolio."

Based on the composition of the portfolio on the Initial Date of Deposit, the Target Small-Cap Portfolio is considered to be a Small-Cap Growth Trust.

                 Target VIP Conservative Equity Portfolio

The Target VIP Conservative Equity Portfolio invests in the common stocks of companies which are selected by applying four separate uniquely specialized strategies. The Target VIP Conservative Equity Strategy seeks to outperform the S&P 500 Index. The Target VIP Conservative Equity Portfolio provides investors with exposure to both growth and value stocks, as well as several different sectors of the worldwide economy. We believe this approach offers investors a better opportunity for investment success regardless of which investment styles prevail in the market. The composition of the Target VIP Conservative Equity Portfolio on the Initial Date of Deposit is as follows:

- Approximately 30% common stocks which comprise The Dow(R) DART 10
Strategy;

- Approximately 10% common stocks which comprise the Global Target 15
Strategy;

- Approximately 50% common stocks which comprise the S&P Target 24
Strategy; and

- Approximately 10% common stocks which comprise the Value Line(R) Target 25 Strategy.

The Securities which comprise the Global Target 15 Strategy, the S&P Target 24 Strategy and the Value Line(R) Target 25 Strategy portions of the Trust were chosen by applying the same selection criteria set forth above under the captions "Global Target 15 Portfolio," "S&P Target 24 Portfolio" and "Target 50/50 Portfolio," respectively. The Securities which comprise The Dow (R) DART 10 Strategy portion of the Trust were selected as follows:

The Dow(R) DART 10 Strategy.

The Dow (R) DART 10 Strategy selects a portfolio of DJIA(sm) stocks with high dividend yields and/or high buyback ratios as a means to achieving the Strategy's investment objective. By analyzing dividend yields, the Strategy seeks to uncover stocks that may be out of favor or undervalued. More recently, many companies have turned to stock reduction programs as a tax efficient way to bolster their stock prices and reward shareholders. Companies which have reduced their shares through a share buyback program may provide a strong cash flow position and, in turn, high quality earnings. Buyback ratio is the ratio of a company's shares of common stock outstanding 12 months prior to the date of this prospectus divided by a company's shares outstanding as of the business day prior to the date of this prospectus, minus "1."

The Dow (R) DART 10 Strategy stocks are determined as follows:

Step 1: We rank all 30 stocks contained in the DJIA(sm) by the sum of their dividend yield and buyback ratio as of the business day prior to the date of this prospectus.

Step 2: We then select an approximately equally-weighted portfolio of the 10 stocks with the highest combined dividend yields and buyback ratios for The Dow (R) DART 10 Strategy.

Based on the composition of the portfolio on the Initial Date of Deposit, the Target VIP Conservative Equity Portfolio is considered to be a Large-Cap Growth Trust.

              Value Line(R) Diversified Target 40 Portfolio

The Value Line(R) Diversified Target 40 Strategy invests in 40 of the 400 stocks that Value Line(R) gives a #1 or #2 ranking for Timeliness(TM) which have recently exhibited certain positive financial attributes. Value Line(R) ranks 1,700 stocks, 400 of which are given their #1 or #2 ranking for Timeliness(TM). Value Line(R) bases their rankings on various factors, including long-term trend of earnings, prices, recent earnings, price momentum and earnings surprises. The Value Line(R) Diversified Target 40 Strategy stocks are determined as follows:

Step 1: We start with the 400 stocks which Value Line(R) as of two business days prior to the date of this prospectus gives their #1 or #2 ranking for Timeliness(TM), remove the stocks of foreign companies and the stocks of companies with market capitalizations of less than $2 billion, and apply the following rankings as of two business days prior to the date of this prospectus.

Step 2: We rank these remaining stocks for sustainable growth rate.

Step 3: We then rank the stocks for their price to sales ratios.

Step 4: Finally, we rank the stocks for value based on their price to cash flow.

Step 5: We add up the numerical ranks achieved by each company in the above steps and select an approximately equally weighted portfolio of the 40 stocks with the highest combined ranking on the three factors, subject to a maximum of eight stocks from any one of the ten major market sectors. For purposes of selecting stocks and weighting the market sectors, consumer discretionary and consumer staples are considered separate sectors.

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                    Value Line(R) Target 25 Portfolio

The Securities which comprise the Value Line(R) Target 25 Strategy were chosen by applying the same selection criteria set forth above under the caption "Target 50/50 Portfolio."

Based on the composition of the portfolio on the Initial Date of Deposit, the Value Line(R) Target 25 Portfolio is considered to be a Mid- Cap Growth Trust.

Other Considerations.

Please note that we applied the strategy or strategies which make up the portfolio for each Trust at a particular time. If we create additional Units of a Trust after the Initial Date of Deposit we will deposit the Securities originally selected by applying the strategy at such time. This is true even if a later application of a strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of the date the Securities were selected, are the subject of an announced business combination which we expect will happen within six months of the date of this prospectus have been excluded from the universe of securities from which each Trust's Securities are selected.

The Securities for each of the strategies were selected as of a strategy's selection date using closing market prices on such date or, if a particular market was not open for trading on such date, closing market prices on the day immediately prior to the strategy's selection date in which such market was open. In addition, companies which, based on publicly available information on or before their respective selection date, are subject to any of the limited circumstances which warrant removal of a Security from a Trust as described under "Removing Securities from a Trust" have been excluded from the universe of securities from which each Trust's Securities are selected.

From time to time in the prospectus or in marketing materials we may identify a portfolio's style and capitalization characteristics to describe a trust. These characteristics are designed to help you better understand how the Trust fits into your overall investment plan. These characteristics are determined by the Sponsor as of the Initial Date of Deposit and, due to changes in the value of the Securities, may vary thereafter. In addition, from time to time, analysts and research professionals may apply different criteria to determine a Security's style and capitalization characteristics, which may result in designations which differ from those arrived at by the Sponsor. In general, growth stocks are those with high relative price-to-book ratios while value stocks are those with low relative price-to-book ratios. At least 65% of the stocks in a trust on the trust's initial date of deposit must fall into either the growth or value category for a trust itself to receive the designation. Trusts that do not meet this criteria are designated as blend trusts. In determining market capitalization characteristics, we analyze the market capitalizations of the 3,000 largest stocks in the United States (excluding foreign securities, ADRs, limited partnerships and regulated investment companies) on a monthly basis. Companies with market capitalization among the largest 10% are considered Large-Cap securities, the next 20% are considered Mid-Cap securities and the remaining securities are considered Small-Cap securities. Both the weighted average market capitalization of a trust and at least half of the Securities in a trust must be classified as either Large-Cap, Mid-Cap or Small-Cap in order for a trust to be designated as such. Trusts, however, may contain individual stocks that do not fall into their stated style or market capitalization designation.

Of course, as with any similar investments, there can be no assurance that the objective of a Trust will be achieved. See "Risk Factors" for a discussion of the risks of investing in a Trust.

"Dow Jones Industrial Average(sm)," "Dow(R)," "DJIA(sm)," and "Dow
Jones U.S. Select Dividend Index(sm)," are trademarks or service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P., an affiliate of ours. Dow Jones does not endorse, sell or promote any of the Trusts, in particular The Dow(R) Target 5 Portfolio, Global Target 15 Portfolio, Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio, Target Double Play Portfolio and the Target VIP Conservative Equity Portfolio. Dow Jones makes no representation regarding the advisability of investing in such products. Except as noted herein, Dow Jones has not given us a license to use its indexes.

The MSCI EAFE Target 20 Portfolio is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to the Trust, the Securities or the index on which such Trust or Securities are based. Except as noted herein, the publisher has not approved of any of the information in this prospectus.

"S&P(R)," "S&P 500(R)," "S&P MidCap 400(R)," "S&P SmallCap 600(R)," and
"Standard & Poor's(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The S&P Target 24 Portfolio, S&P Target SMid 60 Portfolio, Target 50/50 Portfolio and Target VIP Conservative Equity Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in such Portfolios. Please see the Information Supplement which sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's.

"Value Line(R)," "The Value Line Investment Survey" and "Value Line Timeliness(TM) Ranking System" are registered trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Portfolios L.P. and/or First Trust Advisors L.P. The Target 50/50 Portfolio, Target Double Play Portfolio, Target VIP Conservative Equity Portfolio, Value Line(R) Diversified Target 40 Portfolio and Value Line(R) Target 25 Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in a Trust.

"NYSE" is a registered trademark of, and "NYSE International 100 Index(sm)" is a service mark of, the New York Stock Exchange, Inc. ("NYSE") and have been licensed for use for certain purposes by First Trust Portfolios L.P. The NYSE International Target 25 Portfolio, which is based on the NYSE International 100 Index(sm), is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in such product.

The publishers of the DJIA(sm), FT Index, Hang Seng Index, The Nasdaq-100 Index(R), the Russell 2000(R) Index, the Russell 3000(R) Index, S&P 500 Index, S&P 1000 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, MSCI EAFE Index(R), and the NYSE International 100 Index(sm) are not affiliated with us and have not participated in creating the Trusts or selecting the Securities for the Trusts. Except as noted herein, none of the index publishers have approved of any of the information in this prospectus.

                               Risk Factors

Price Volatility. The Trusts invest in common stocks. The value of a Trust's Units will fluctuate with changes in the value of these common stocks. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Because the Trusts are not managed, the Trustee will not sell stocks in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, especially the relatively short 15-month life of the Trusts, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Three of the Securities in the Nasdaq(R) Target 15 Portfolio, five of the Securities in the S&P Target 24 Portfolio and two of the Securities in the Value Line(R) Target 25 Portfolio represent approximately 74.08%, 49.71% and 31.54%, respectively, of the value of such Trust. If these stocks decline in value you may lose a substantial portion of your investment.

Current Economic Conditions. In December 2008, the National Bureau of Economic Research officially announced that the U.S. economy has been in a recession since December 2007. This announcement came months after U.S. stock markets entered bear market territory after suffering losses of 20% or more from their highs of October 2007. This recession began with problems in the housing and credit markets, many of which were caused by defaults on "subprime" mortgages and mortgage-backed securities, eventually leading to the failures of some large financial institutions. Economic activity has now declined across all sectors of the economy, and the United States is experiencing increased unemployment. The current economic crisis has affected the global economy with European and Asian markets also suffering historic losses. Due to the current state of the economy, the value of the Securities held by a Trust may be subject to steep declines or increased volatility due to changes in performance or perception of the issuers. Extraordinary steps have been taken by the governments of several leading economic countries to combat the economic crisis; however, the impact of these measures is not yet known and cannot be predicted.

Dividends. There is no guarantee that the issuers of the Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time.

Trusts which use dividend yield as a selection criterion employ a contrarian strategy in which the Securities selected share qualities that have caused them to have lower share prices or higher dividend yields than other common stocks in their peer group. There is no assurance that negative factors affecting the share price or dividend yield of these Securities will be overcome over the life of such Trusts or that these Securities will increase in value.

Concentration Risk. When at least 25% of a Trust's portfolio is invested in securities issued by companies within a single sector, the Trust is considered to be concentrated in that particular sector. A portfolio concentrated in a single sector may present more risks than a portfolio broadly diversified over several sectors.

The Dow (R) Target 5 Portfolio is concentrated in stocks of consumer products companies. The Global Target 15 Portfolio is concentrated in stocks of consumer products companies. The Nasdaq (R) Target 15 Portfolio is concentrated in stocks of information technology companies. The NYSE
(R) International Target 25 Portfolio is concentrated in stocks of financial companies. The S&P Target SMid 60 Portfolio is concentrated in stocks of financial companies. The Target 50/50 Portfolio is concentrated in stocks of financial companies. The Target Double Play Portfolio is concentrated in stocks of consumer products and financial companies. The Target Growth Portfolio is concentrated in stocks of consumer products companies. The Target Small-Cap Portfolio is concentrated in stocks of consumer products companies. The Target VIP Conservative Equity Portfolio is concentrated in stocks of consumer products companies. The Value Line
(R) Target 25 Portfolio is concentrated in stocks of consumer products companies.

Consumer Products. Collectively, consumer discretionary companies and consumer staples companies are categorized as consumer products companies. General risks of these companies include cyclicality of revenues and earnings, economic recession, currency fluctuations, changing consumer tastes, extensive competition, product liability litigation and increased governmental regulation. Generally, spending on consumer products is affected by the economic health of consumers. A weak economy and its effect on consumer spending would adversely affect consumer products companies.

Financials. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently-enacted legislation repealed most of the barriers which separated the banking, insurance and securities sectors, these sectors are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Recent negative developments relating to the subprime mortgage market have adversely affected credit and capital markets worldwide and reduced the willingness of lenders to extend credit, thus making borrowing on favorable terms more difficult. In addition, the liquidity of certain debt instruments has been reduced or eliminated due to the lack of available market makers.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial-services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Companies involved in the insurance sector are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes, acts of terrorism and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

Information Technology. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing; frequent introduction of new or enhanced products; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources. Technology company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance, and have lately experienced significant market declines in their share values. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

REITs. Certain of the Securities in the S&P Target SMid 60 Portfolio are issued by REITs. REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Strategy. Please note that we applied the strategy or strategies which make up the portfolio for each Trust at a particular time. If we create additional Units of a Trust after the Initial Date of Deposit we will deposit the Securities originally selected by applying the strategy at such time. This is true even if a later application of a strategy would have resulted in the selection of different securities. There is no guarantee the investment objective of a Trust will be achieved. The actual performance of the Trusts will be different than the hypothetical returns of each Trust's strategy. Because the Trusts are unmanaged and follow a strategy, the Trustee will not buy or sell Securities in the event a strategy is not achieving the desired results.

Hong Kong. Approximately 33.34% of the Global Target 15 Portfolio consists of common stocks issued by companies headquartered in Hong Kong Special Administrative Region ("Hong Kong"). Certain of the Securities in certain other Trusts are also issued by companies headquartered in Hong Kong. Hong Kong issuers are subject to risks related to Hong Kong's political and economic environment, the volatility of the Hong Kong stock market, and the concentration of real estate companies in the Hang Seng Index. Hong Kong reverted to Chinese control on July 1, 1997 and any increase in uncertainty as to the future economic and political status of Hong Kong, or a deterioration of the relationship between China and the United States, could have negative implications on stocks listed on the Hong Kong stock market. Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets.

United Kingdom. Approximately 33.33% of the Global Target 15 Portfolio consists of common stocks issued by companies headquartered in the United Kingdom. Certain of the Securities in certain other Trusts are also issued by companies headquartered in the United Kingdom. The United Kingdom is one of 25 members of the European Union ("EU") which was formed by the Maastricht Treaty on European Union. The Treaty has had the effect of eliminating most of the remaining trade barriers between the member nations and has made Europe one of the largest common markets in the world. However, the continued implementation of the Treaty provisions and recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and Europe and their effect on Securities issued by U.K. issuers impossible to predict.

Unlike a majority of EU members, the United Kingdom did not convert its currency to the common European currency, the euro, on January 1, 1999. All companies with significant markets or operations in Europe face strategic challenges as these entities continue to adapt to a single currency. The ongoing euro conversion process, with or without the inclusion of the United Kingdom, may materially impact revenues, expenses or income; increase competition; affect issuers' currency exchange rate risk and derivatives exposure; cause issuers to increase spending on information technology updates; and result in potentially adverse tax consequences. We cannot predict when or if the United Kingdom will convert to the euro or what impact, if any, the adoption of the euro by the United Kingdom will have on any of the Securities issued by United Kingdom companies in the Trusts.

Foreign Securities. All of the Securities in the MSCI EAFE Target 20 Portfolio and the NYSE(R) International Target 25 Portfolio and certain of the Securities in certain other Trusts are issued by foreign companies, which makes these Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or a foreign securities exchange or are in the form of ADRs which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; lack of liquidity of certain foreign markets; and less government supervision and regulation of exchanges, brokers, and issuers in foreign countries.

The purchase and sale of the foreign Securities, other than foreign Securities listed on a U.S. securities exchange, will generally occur only in foreign securities markets. Because foreign securities exchanges may be open on different days than the days during which investors may purchase or redeem Units, the value of a Trust's Securities may change on days when investors are not able to purchase or redeem Units. Although we do not believe that the Trusts will have problems buying and selling these Securities, certain of the factors stated above may make it impossible to buy or sell them in a timely manner. Custody of certain of the Securities in the Global Target 15 Portfolio, MSCI EAFE Target 20 Portfolio, Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio and Target VIP Conservative Equity Portfolio is maintained by:
Hongkong and Shanghai Banking Corporation, Hong Kong for Hong Kong Securities; The Bank of Tokyo-Mitsubishi Ltd., Tokyo, Japan for Japanese Securities; The Bank of New York, London, for Irish Securities; Crest Co. Ltd. for United Kingdom Securities; and Euroclear Bank, a global custody and clearing institution for all other foreign Securities; each of which have entered into a sub-custodian relationship with the Trustee. In the event the Trustee informs the Sponsor of any material change in the custody risks associated with maintaining assets with any of the entities listed above, the Sponsor will instruct the Trustee to take such action as the Sponsor deems appropriate to minimize such risk.

Emerging Markets. Certain of the Securities in certain of the Trusts are issued by companies headquartered or incorporated in countries considered to be emerging markets. Risks of investing in developing or emerging countries are even greater than the risks associated with foreign investments in general. These increased risks include, among other risks, the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance. In addition, emerging market countries may be subject to overburdened infrastructures, obsolete financial systems and environmental problems. For these reasons, investments in emerging markets are often considered speculative.

Exchange Rates. Because securities of foreign issuers not listed on a U.S. securities exchange generally pay dividends and trade in foreign currencies, the U.S. dollar value of these Securities (and therefore Units of the Trusts containing securities of foreign issuers) will vary with fluctuations in foreign exchange rates. Most foreign currencies have fluctuated widely in value against the U.S. dollar for various economic and political reasons.

To determine the value of foreign Securities not listed on a U.S. securities exchange or their dividends, the Evaluator will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, these markets can be quite volatile, depending on the activity of the large international commercial banks, various central banks, large multi-national corporations, speculators, hedge funds and other buyers and sellers of foreign currencies. Since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Evaluator may not reflect the amount the Trusts would receive, in U.S. dollars, had the Trustee sold any particular currency in the market. The value of the Securities in terms of U.S. dollars will decline if the U.S. dollar decreases in value relative to the value of the currencies in which the Securities trade.

Small Cap Companies. All of the Securities in the Target Small-Cap Portfolio and certain of the Securities in certain other Trusts are issued by companies which have been designated by the Sponsor as small-cap. Smaller companies present some unique investment risks. Small-caps may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in low demand.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, such as that concerning Lorillard, Inc., Microsoft Corporation and Reynolds American Inc., or any of the industries represented by these issuers, may negatively impact the value of these Securities. We cannot predict what impact any pending or threatened litigation will have on the value of the Securities.

                   Hypothetical Performance Information

The following tables compare the hypothetical performance information for the strategies employed by each Trust and the actual performances of the DJIA(sm), Nasdaq-100 Index(R), NYSE International 100 Index(sm), Russell 2000(R) Index, Russell 3000(R) Index, S&P 500 Index, S&P 1000 Index, FT Index, Hang Seng Index, MSCI EAFE Index(R) and a combination of the DJIA(sm), FT Index and Hang Seng Index (the "Cumulative International Index Returns") in each of the full years listed below (and as of the most recent month).

These hypothetical returns should not be used to predict future performance of the Trusts. Returns from a Trust will differ from its strategy for several reasons, including the following:

- Total Return figures shown do not reflect commissions paid by a Trust on the purchase of Securities or taxes incurred by you.

- Strategy returns are for calendar years (and through the most recent month), while the Trusts begin and end on various dates.

- Trusts have a maturity longer than one year.

- Trusts may not be fully invested at all times or equally weighted in each of the strategies or the stocks comprising their respective strategy or strategies.

- Securities are often purchased or sold at prices different from the closing prices used in buying and selling Units.

- For Trusts investing in foreign Securities, currency exchange rates may differ.

You should note that the Trusts are not designed to parallel movements in any index and it is not expected that they will do so. In fact, each Trust's strategy underperformed its comparative index, or combination thereof, in certain years and we cannot guarantee that a Trust will outperform its respective index over the life of a Trust or over consecutive rollover periods, if available. Each index differs widely in size and focus, as described below.

DJIA(sm). The DJIA(sm) consists of 30 U.S. stocks chosen by the editors of The Wall Street Journal as being representative of the broad market and of American industry. Changes in the component stocks of the DJIA(sm) are made entirely by the editors of The Wall Street Journal without consulting the companies, the stock exchange or any official agency. For the sake of continuity, changes are made rarely.

Nasdaq-100 Index(R). The Nasdaq-100 Index(R) consists of the 100 largest and most active non-financial domestic and international companies listed on the Nasdaq National Market System.

NYSE International 100 Index(sm). The NYSE International 100 Index(sm) is an unmanaged index of the 100 largest non-U.S. stocks trading on the New York Stock Exchange. The NYSE International 100 Index(sm) assumes that all dividends received during a year are reinvested on a daily basis.

Russell 2000(R) Index. The Russell 2000(R) Index offers investors access to the small-cap segment of the U.S. equity universe. The Russell 2000(R) Index is constructed to provide a comprehensive, unbiased small- cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Russell 2000(R) Index includes the smallest 2,000 securities in the Russell 3000(R) Index.

Russell 3000(R) Index. The Russell 3000(R) Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000(R) Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

S&P 500 Index. The S&P 500 Index consists of 500 stocks chosen by
Standard and Poor's to be representative of the leaders of various industries.

S&P 1000 Index. The S&P 1000 is a combination of the S&P MidCap 400 (the most widely used index for mid-size companies) and the S&P SmallCap 600 (an index of 600 U.S. small-cap companies), where the S&P MidCap 400 represents approximately 70% of the index and S&P SmallCap 600 represents approximately 30% of the index).

Financial Times Industrial Ordinary Share Index. The FT Index consists of 30 common stocks chosen by the editors of The Financial Times as being representative of British industry and commerce.

Hang Seng Index. The Hang Seng Index consists of a cross section of stocks currently listed on the Stock Exchange of Hong Kong Ltd. and is intended to represent four major market sectors: commerce and industry, finance, property and utilities.

MSCI EAFE Index(R). The MSCI EAFE Index(R) (Europe, Australasia, Far
East) is an unmanaged float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

                                              COMPARISON OF TOTAL RETURN(2)
(Strategy figures reflect the deduction of sales charges and expenses but not brokerage commissions or taxes.)
                                          Hypothetical Strategy Total Returns(1)
                                                               NYSE (R)
          The Dow (R)  Global       MSCI EAFE    The Nasdaq(R) International The S&P     S&P Target   Target
          Target 5     Target 15    Target 20    Target 15     Target 25     Target 24   SMid 60      50/50
Year      Strategy     Strategy     Strategy     Strategy      Strategy      Strategy    Strategy     Strategy
----      --------     ---------    ---------    ------------  ------------  ----------  ----------   --------
1972       18.96%
1973       17.58%
1974       -7.52%
1975       62.86%
1976       38.84%
1977        3.18%
1978       -1.30%
1979        7.39%
1980       38.69%
1981        1.22%
1982       40.99%
1983       34.21%
1984        8.55%
1985       35.96%
1986       28.26%                                 19.44%                       18.26%
1987        8.46%       14.92%                    11.92%                        1.85%
1988       18.90%       20.93%                    -1.46%                        4.40%
1989        7.97%       14.49%                    34.49%                       22.45%
1990      -17.94%        0.65%                    -7.64%                        6.55%
1991       59.77%       39.91%                   105.93%                       40.45%
1992       20.63%       24.23%                    -2.91%                       -1.68%                  15.69%
1993       31.38%       62.37%                    25.71%                        8.15%                  20.03%
1994        5.43%      -10.03%                     7.78%                        4.90%                  -3.34%
1995       28.02%       11.47%       14.53%       50.52%                       39.08%     24.38%       44.80%
1996       23.46%       19.47%       29.16%       56.87%        25.92%         31.37%     13.46%       27.35%
1997       17.13%       -8.77%        6.48%       32.14%        23.28%         30.17%     42.49%       33.03%
1998        9.90%       11.11%       32.05%      119.13%        12.56%         39.92%      5.02%       27.12%
1999       -9.46%        6.16%       53.65%       96.57%        64.31%         41.23%     24.11%       21.20%
2000        8.26%        2.27%       -2.76%      -16.37%        10.87%          3.95%     14.25%       10.19%
2001       -5.01%       -1.04%      -16.50%      -27.11%       -14.12%        -10.94%     32.26%       14.40%
2002      -12.86%      -14.32%       -3.03%      -26.35%       -20.67%        -19.15%     -5.23%      -11.27%
2003       20.20%       35.94%       37.81%       34.81%        39.53%         23.24%     45.73%       33.38%
2004        9.61%       29.23%       23.05%       -3.58%        23.68%         13.65%     23.71%       15.87%
2005       -2.41%       11.51%        5.97%        1.28%        13.70%          3.73%      3.16%        4.40%
2006       39.57%       40.05%       33.17%        1.64%        28.55%          1.52%     19.78%       14.58%
2007        2.25%       14.26%       24.20%       18.93%        24.70%          3.27%     -9.71%        5.06%
2008      -50.10%      -43.29%      -42.54%      -52.84%       -49.80%        -29.33%    -37.71%      -42.90%
2009      -11.17%       15.35%       -4.01%        0.77%        18.62%         -5.46%     17.04%      -13.00%
(thru 6/30)

                                              COMPARISON OF TOTAL RETURN(2)
(Strategy figures reflect the deduction of sales charges and expenses but not brokerage commissions or taxes.)
                                          Hypothetical Strategy Total Returns(1)
                     Target                                                                        Value
        Target       Dividend     Target                                             Target VIP    Line(R)
        Diversified  Multi-       Double       Target       Target      Target       Conservative  Diversified  Value Line(R)
        Dividend     Strategy     Play         Growth       Mega-Cap    Small-Cap    Equity        Target 40    Target 25
Year    Strategy     Strategy     Strategy     Strategy     Strategy    Strategy     Strategy      Strategy     Strategy
----    -----------  --------     --------     --------     --------    ---------    ------------  -----------  -------------
1972
1973
1974
1975
1976
1977
1978
1979                                                                     37.16%
1980                                                                     58.26%
1981                                                                    -11.60%
1982                                                                     47.88%
1983                                                                     28.53%
1984                                                                     -3.79%
1985                                                                     48.06%                                  31.98%
1986                                                                     20.92%                                  20.21%
1987                                                                     12.27%        3.76%                     16.93%
1988                                                                     20.35%        7.94%                     -9.40%
1989                                                                     23.48%       24.76%                     48.20%
1990                                                                     -1.22%        3.04%                      3.14%
1991                                                                     56.64%       44.64%                     83.77%
1992                               12.44%                                25.87%        2.85%                     -2.65%
1993                               21.66%                                19.69%       17.98%                     25.05%
1994                                1.93%                                -0.49%        1.60%                     12.18%
1995     26.80%       28.58%       49.54%       29.86%       35.56%      38.50%       36.19%        30.10%       52.20%
1996     14.90%       18.47%       35.38%       25.20%       17.73%      32.64%       32.37%        26.60%       54.25%
1997     25.89%       20.77%       37.21%       41.38%       41.00%      14.24%       24.13%        38.75%       33.94%
1998     12.88%       14.75%       47.28%       37.34%       44.63%      -0.38%       35.12%        15.97%       91.04%
1999     17.47%        7.72%       52.97%       33.94%       41.14%      10.88%       36.95%        64.51%      111.26%
2000     19.73%       12.98%        7.21%        8.47%      -16.60%       2.86%        3.07%         0.38%      -10.40%
2001     29.55%       14.33%       20.19%       -4.04%      -11.97%      -3.93%      -10.64%         0.69%       -0.10%
2002    -10.46%      -10.62%      -12.42%      -10.72%      -22.84%     -16.15%      -19.08%        -8.95%      -23.91%
2003     46.97%       36.97%       35.74%       34.20%       17.89%      53.12%       24.35%        25.41%       39.34%
2004     20.44%       23.99%       20.46%       16.88%       13.15%      19.39%       12.57%        31.09%       21.78%
2005      1.90%        5.69%       11.08%       17.26%       24.57%      12.55%        3.33%        19.59%       19.71%
2006     15.34%       26.60%        9.11%       16.99%       14.58%      21.60%       11.80%        15.31%        1.27%
2007     -3.92%        5.42%       12.44%       20.08%       20.10%      -6.80%        5.37%         1.17%       24.32%
2008    -37.11%      -44.97%      -45.52%      -52.50%      -44.17%     -48.65%      -33.12%       -47.72%      -51.14%
2009      5.57%        2.75%      -12.95%        1.66%       -5.20%     -19.20%       -5.40%         3.34%       -6.44%
(thru 6/30)

Page 64


                                              COMPARISON OF TOTAL RETURN(2)

                                                  Index Total Returns

                               NYSE                                                                             Cumulative
                               Interna-                                                                         Interna-
                     Nasdaq-   tional                          Russell                      Russell   MSCI      tional
                     100       100        S&P 500    S&P 1000  3000(R)  FT       Hang Seng  2000(R)   EAFE      Index
Year     DJIA(sm)    Index(R)  Index(sm)  Index      Index     Index    Index    Index      Index     Index(R)  Returns(3)
----     ------      ------    -------    --------   ------    ------   -------  ---------  -------   --------  -------
1972      18.48%                           19.00%
1973     -13.28%                          -14.69%
1974     -23.57%                          -26.47%
1975      44.75%                           37.23%
1976      22.82%                           23.93%
1977     -12.84%                           -7.16%
1978       2.79%                            6.57%
1979      10.55%                           18.61%                                            43.07%
1980      22.16%                           32.50%                                            38.60%
1981      -3.57%                           -4.92%                                             2.03%
1982      27.11%                           21.55%                                            24.95%
1983      25.96%                           22.56%                                            29.13%
1984       1.30%                            6.27%                                            -7.30%
1985      33.55%                           31.72%                                            31.05%
1986      27.10%       6.89%               18.67%                                             5.68%
1987       5.48%      10.49%                5.25%                        38.32%  -10.02%     -8.80%              11.26%
1988      16.14%      13.54%               16.56%                         7.03%   16.05%     25.02%              13.07%
1989      32.19%      26.17%               31.62%                        24.53%    5.53%     16.26%              20.75%
1990      -0.56%     -10.41%               -3.10%                        10.36%    6.74%    -19.48%               5.51%
1991      24.19%      64.99%               30.40%                        14.88%   42.46%     46.04%              27.17%
1992       7.41%       8.87%                7.61%                        -2.18%   28.89%     18.41%              11.37%
1993      16.93%      11.76%               10.04%                        20.25%  123.35%     18.88%              53.51%
1994       5.01%       1.76%                1.32%                         1.19%  -29.98%     -1.82%              -7.93%
1995      36.87%      43.06%               37.54%     30.69%    35.81%   17.83%   27.28%     28.45%    11.21%    27.33%
1996      28.89%      42.78%    18.50%     22.94%     19.85%    21.51%   20.55%   37.47%     16.49%     6.05%    28.97%
1997      24.94%      20.77%    19.20%     33.35%     30.26%    31.70%   16.44%  -17.68%     22.36%     1.78%     7.90%
1998      18.15%      85.48%    22.64%     28.58%     13.20%    23.94%   12.20%   -2.68%     -2.55%    19.94%     9.22%
1999      27.21%     102.10%    41.93%     21.04%     14.11%    20.90%   17.44%   73.42%     21.26%    27.02%    39.36%
2000      -4.71%     -36.83%   -20.67%     -9.10%     15.86%    -7.47%  -18.58%   -9.35%     -3.02%   -14.17%   -10.88%
2001      -5.43%     -32.62%   -21.13%    -11.88%      1.45%   -11.40%  -23.67%  -22.40%      2.49%   -21.44%   -17.17%
2002     -15.01%     -37.52%   -19.14%    -22.09%    -14.54%   -21.53%  -29.52%  -15.60%    -20.48%   -15.94%   -20.04%
2003      28.26%      49.48%    37.58%     28.67%     36.61%    31.04%   26.27%   41.79%     47.25%    38.59%    32.11%
2004       5.30%      10.75%    16.25%     10.87%     18.39%    11.94%   20.80%   16.96%     18.33%    20.25%    14.35%
2005       1.72%       1.90%    11.22%      4.91%     10.93%     6.15%   12.45%    8.67%      4.55%    13.54%     7.61%
2006      19.03%       7.28%    24.49%     15.78%     11.89%    15.80%   40.25%   38.60%     18.37%    26.34%    32.62%
2007       8.87%      19.24%    16.43%      5.49%      5.18%     5.24%    0.10%   42.88%     -1.57%    11.17%    17.28%
2008     -31.92%     -41.57%    43.26%    -36.99%    -34.67%   -37.30%  -54.74%  -46.04%    -33.79%   -43.38%   -44.23%
2009      -1.97%      22.41%     7.81%      3.19%      5.89%     4.23%    8.17%   30.26%      2.64%     7.95%    12.16%
(thru 6/30)

______________________

See "Notes to Comparison of Total Return" on page 66.

Page 65


                   NOTES TO COMPARISON OF TOTAL RETURN

(1) The Strategy stocks for each Strategy for a given year consist of the common stocks selected by applying the respective Strategy as of the beginning of the period (and not the date the Trusts actually sell Units).

(2) With the exception of the Hang Seng Index for the periods 12/31/1986 through 12/31/1992, Total Return represents the sum of the change in market value of each group of stocks between the first and last trading day of a period plus the total dividends paid on each group of stocks during such period divided by the opening market value of each group of stocks as of the first trading day of a period. Total Return figures assume that all dividends are reinvested monthly (except for the MSCI EAFE Index(R); the NYSE International 100 Index(sm); the S&P 1000 Index; and the Russell 2000(R) Index, which assume daily reinvestment of dividends) and all returns are stated in terms of U.S. dollars. For the periods 12/31/1986 through 12/31/1992, Total Return on the Hang Seng Index does not include any dividends paid. Strategy figures reflect the deduction of sales charges and expenses but have not been reduced by estimated brokerage commissions paid by Trusts in acquiring Securities or any taxes incurred by investors. Based on the year-by-year returns contained in the tables, over the full years as listed above, each Strategy achieved a greater average annual total return than that of its corresponding index:

                                             Average
                                             Annual
                                             Total                                                             Index
Strategy                                     Return           Corresponding Index                              Returns
--------                                     --------         -------------------                              -------
The Dow(R) Target 5 Strategy                 12.34%           DJIA(sm) (from 12/31/71 through 12/31/08)        10.20%
Global Target 15 Strategy                    10.49%           Cumulative International Index                    9.39%
MSCI EAFE Target 20 Strategy                 10.98%           MSCI EAFE Index(R)                                3.23%
Nasdaq(R) Target 15 Strategy                 13.93%           Nasdaq-100 Index(R)                              10.33%
NYSE(R) International Target 25 Strategy      9.93%           NYSE International 100 Index(sm)                  4.71%
S&P Target 24 Strategy                       10.40%           S&P 500 Index (from 12/31/85 through 12/31/08)    9.04%
S&P Target SMid 60 Strategy                  11.69%           S&P 1000 Index                                    9.69%
Target 50/50 Strategy                        11.43%           S&P 500 Index (from 12/31/91 through 12/31/08)    6.73%
Target Diversified Dividend Strategy         10.88%           Russell 3000(R) Index                             6.74%
Target Dividend Multi-Strategy                9.27%           S&P 500 Index (from 12/31/94 through 12/31/08)    6.83%
Target Double Play Strategy                  15.71%           S&P 500 Index (from 12/31/91 through 12/31/08)    6.73%
Target Growth Strategy                       11.89%           S&P 500 Index (from 12/31/94 through 12/31/08)    6.83%
Target Mega-Cap Strategy                      8.95%           S&P 500 Index (from 12/31/94 through 12/31/08)    6.83%
Target Small-Cap Strategy                    14.35%           Russell 2000(R) Index                            10.80%
Target VIP Conservative Equity Strategy      10.52%           S&P 500 Index (from 12/31/86 through 12/31/08)    8.63%
Value Line(R) Diversified Target 40 Strategy 11.88%           S&P 500 Index (from 12/31/94 through 12/31/08)    6.83%
Value Line(R) Target 25 Strategy             19.34%           S&P 500 Index (from 12/31/84 through 12/31/08)    9.91%

 (3) The combination of the DJIA(sm), the FT Index and the Hang Seng Index (the "Cumulative International Index") Returns represent the weighted average of the annual returns of the stocks contained in the FT Index, Hang Seng Index and DJIA(sm). The Cumulative International Index Returns are weighted in the same proportions as the index components appear in the Global Target 15 Portfolio. For instance, the Cumulative International Index is weighted as follows: DJIA(sm), 33-1/3%; FT Index, 33-1/3%; Hang Seng Index, 33-1/3%. Cumulative International Index Returns do not represent an actual index.

           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                             Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the price per Unit of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The maximum sales charge (which combines an initial upfront sales charge, a deferred sales charge and the creation and development fee).

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" due to various factors, including fluctuations in the prices of the Securities, changes in the relevant currency exchange rates, changes in the applicable commissions, stamp taxes, custodial fees and other costs associated with foreign trading, and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934, as amended.

Organization Costs. Securities purchased with the portion of the Public Offering Price intended to be used to reimburse the Sponsor for a Trust's organization costs (including costs of preparing the registration statement, the Indenture and other closing documents, registering Units with the Securities and Exchange Commission ("SEC") and states, the initial audit of each Trust's statement of net assets, legal fees and the initial fees and expenses of the Trustee) will be purchased in the same proportionate relationship as all the Securities contained in a Trust. Securities will be sold to reimburse the Sponsor for a Trust's organization costs at the end of the initial offering period (a significantly shorter time period than the life of the Trusts). During the initial offering period, there may be a decrease in the value of the Securities. To the extent the proceeds from the sale of these Securities are insufficient to repay the Sponsor for Trust organization costs, the Trustee will sell additional Securities to allow a Trust to fully reimburse the Sponsor. In that event, the net asset value per Unit of a Trust will be reduced by the amount of additional Securities sold. Although the dollar amount of the reimbursement due to the Sponsor will remain fixed and will never exceed the per Unit amount set forth for a Trust in "Notes to Statements of Net Assets," this will result in a greater effective cost per Unit to Unit holders for the reimbursement to the Sponsor. To the extent actual organization costs are less than the estimated amount, only the actual organization costs will ultimately be charged to a Trust. When Securities are sold to reimburse the Sponsor for organization costs, the Trustee will sell Securities, to the extent practicable, which will maintain the same proportionate relationship among the Securities contained in a Trust as existed prior to such sale.

Minimum Purchase.

The minimum amount you can purchase of a Trust is generally $1,000 worth of Units ($500 if you are purchasing Units for your Individual Retirement Account or any other qualified retirement plan), but such amounts may vary depending on your selling firm.

Maximum Sales Charge.

The maximum sales charge is comprised of a transactional sales charge and a creation and development fee. After the initial offering period the maximum sales charge will be reduced by 0.50%, to reflect the amount of the previously charged creation and development fee.

Transactional Sales Charge.

The transactional sales charge you will pay has both an initial and a deferred component.

Initial Sales Charge. The initial sales charge, which you will pay at the time of purchase, is equal to the difference between the maximum sales charge of 2.95% of the Public Offering Price and the sum of the maximum remaining deferred sales charge and creation and development fee (initially $.195 per Unit). This initial sales charge is equal to approximately 1.00% of the Public Offering Price of a Unit, but will vary from 1.00% depending on the purchase price of your Units and as deferred sales charge and creation and development fee payments are made. When the Public Offering Price per Unit exceeds $10.00, the initial sales charge will exceed 1.00% of the Public Offering Price.

Monthly Deferred Sales Charge. In addition, three monthly deferred sales charges of approximately $.0484 per Unit will be deducted from a Trust's assets on approximately the twentieth day of each month from October 20, 2009 through December 18, 2009. If you buy Units at a price of less than $10.00 per Unit, the dollar amount of the deferred sales charge will not change, but the deferred sales charge on a percentage basis will be more than 1.45% of the Public Offering Price.

Creation and Development Fee.

As Sponsor, we will also receive, and the Unit holders will pay, a creation and development fee. See "Expenses and Charges" for a description of the services provided for this fee. The creation and development fee is a charge of $.050 per Unit collected at the end of the initial offering period. If you buy Units at a price of less than $10.00 per Unit, the dollar amount of the creation and development fee will not change, but the creation and development fee on a percentage basis will be more than 0.50% of the Public Offering Price.

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for "Fee Accounts" as described below) the maximum sales charge is reduced, as follows:

                             Your maximum     Dealer
If you invest                sales charge     concession
(in thousands)*:             will be:         will be:
----------------             ------------     ----------
$50 but less than $100       2.70%              2.00%
$100 but less than $250      2.45%              1.75%
$250 but less than $500      2.20%              1.50%
$500 but less than $1,000    1.95%              1.25%
$1,000 or more               1.40%              0.75%


*The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you can combine the Units you purchase of a Trust with any other same day purchases of other trusts for which we are Principal Underwriter and are currently in the initial offering period. In addition, we will also consider Units you purchase in the name of your spouse or child under 21 years of age to be purchases by you. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge.

You may use your Rollover proceeds from a previous series of a Trust, termination proceeds from other unit investment trusts with a similar strategy as a Trust, or redemption or termination proceeds from any unit investment trust we sponsor to purchase Units of a Trust during the initial offering period at the Public Offering Price less 1.00% (for purchases of $1,000,000 or more, the maximum sales charge will be limited to 1.40% of the Public Offering Price), but you will not be eligible to receive the reduced sales charges described in the above table. Please note that if you purchase Units of a Trust in this manner using redemption proceeds from trusts which assess the amount of any remaining deferred sales charge at redemption, you should be aware that any deferred sales charge remaining on these units will be deducted from those redemption proceeds. In order to be eligible for this reduced sales charge program, the termination or redemption proceeds used to purchase Units must be derived from a transaction that occurred within 30 days of your Unit purchase. In addition, this program will only be available for investors that utilize the same broker/dealer (or a different broker/dealer with appropriate notification) for both the Unit purchase and the transaction resulting in the receipt of the termination or redemption proceeds used for the Unit purchase. You may be required to provide appropriate documentation or other information to your broker/dealer to evidence your eligibility for this reduced sales charge program.

Investors purchasing Units through registered broker/dealers who charge periodic fees in lieu of commissions or who charge for financial planning, investment advisory or asset management services or provide these or comparable services as part of an investment account where a comprehensive "wrap fee" or similar charge is imposed ("Fee Accounts") will not be assessed the transactional sales charge described in this section on the purchase of Units in the primary market. Certain Fee Accounts Unit holders may be assessed transaction or other account fees on the purchase and/or redemption of such Units by their broker/dealer or other processing organizations for providing certain transaction or account activities. Fee Accounts Units are not available for purchase in the secondary market. We reserve the right to limit or deny purchases of Units not subject to the transactional sales charge by investors whose frequent trading activity we determine to be detrimental to the Trusts.

Employees, officers and directors (and immediate family members) of the Sponsor, our related companies and dealers may purchase Units at the Public Offering Price less the applicable dealer concession. Immediate family members include spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons.

The Sponsor and certain dealers may establish a schedule where employees, officers and directors of such dealers can purchase Units of a Trust at the Public Offering Price less the established schedule amount, which is designed to compensate such dealers for activities relating to the sale of Units (the "Employee Dealer Concession").

You will be charged the deferred sales charge per Unit regardless of any discounts. However, if you are eligible to receive a discount such that the maximum sales charge you must pay is less than the applicable maximum deferred sales charge, including Fee Accounts Units, you will be credited additional Units with a dollar value equal to the difference between your maximum sales charge and the maximum deferred sales charge at the time you buy your Units. If you elect to have distributions reinvested into additional Units of a Trust, in addition to the reinvestment Units you receive you will also be credited additional Units with a dollar value at the time of reinvestment sufficient to cover the amount of any remaining deferred sales charge and creation and development fee to be collected on such reinvestment Units. The dollar value of these additional credited Units (as with all Units) will fluctuate over time, and may be less on the dates deferred sales charges or the creation and development fee are collected than their value at the time they were issued.

The Value of the Securities.

The Evaluator will determine the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The NASDAQ Stock Market(R), their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation, as may be the case with certain foreign Securities listed on a foreign securities exchange). For purposes of valuing Securities traded on The NASDAQ Stock Market(R), closing sale price shall mean the NASDAQ(R) Official Closing Price as determined by The NASDAQ Stock Market LLC. However, if there is no closing sale price on that exchange or system, they are valued based on the closing ask prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current ask prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). The Evaluator, at its discretion, may make adjustments to the prices of Securities held by a Trust if an event occurs after the close of the market on which a Security normally trades but before the Evaluation Time, depending on the nature and significance of the event, consistent with applicable regulatory guidance relating to fair value pricing. This may occur particularly with respect to foreign securities held by a Trust in which case the Trust may make adjustments to the last closing sales price to reflect more accurately the fair value of the Securities as of the Evaluation Time. If current ask prices are unavailable, or if available but determined by the Evaluator to not be appropriate, the valuation is generally determined:

a) On the basis of current ask prices for comparable securities;

b) By appraising the value of the Securities on the ask side of the market; or

c) By any combination of the above.

After the initial offering period is over, the aggregate underlying value of the Securities will be determined as set forth above, except that bid prices are used instead of ask prices when necessary. The aggregate underlying value of non-U.S. listed Securities is computed on the basis of the relevant currency exchange rate expressed in U.S. dollars as of the Evaluation Time.

                          Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

The Sponsor compensates intermediaries, such as broker/dealers and banks, for their activities that are intended to result in sales of Units of the Trusts. This compensation includes dealer concessions described in the following section and may include additional concessions and other compensation and benefits to broker/dealers and other intermediaries.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which reflect a concession or agency commission of 2.25% of the Public Offering Price per Unit, subject to the reduced concession applicable to volume purchases as set forth in "Public Offering-Discounts for Certain Persons." However, for Units subject to a transactional sales charge which are purchased using redemption or termination proceeds or on purchases by Rollover Unit holders, this amount will be reduced to 1.3% of the sales price of these Units (0.75% for purchases of $1,000,000 or more).

Eligible dealer firms and other selling agents who, during the previous consecutive 12-month period through the end of the most recent month, sold primary market units of unit investment trusts sponsored by us in the dollar amounts shown below will be entitled to the following additional sales concession on primary market sales of units during the current month of unit investment trusts sponsored by us:

Total sales                               Additional
(in millions)                             Concession
---------------------                     ----------
$25 but less than $100                    0.050%
$100 but less than $150                   0.075%
$150 but less than $250                   0.100%
$250 but less than $500                   0.115%
$500 but less than $750                   0.125%
$750 but less than $1,000                 0.130%
$1,000 but less than $1,500               0.135%
$1,500 but less than $2,000               0.140%
$2,000 but less than $3,000               0.150%
$3,000 but less than $4,000               0.160%
$4,000 but less than $5,000               0.170%
$5,000 or more                            0.175%

Dealers and other selling agents will not receive a concession on the sale of Units which are not subject to a transactional sales charge, but such Units will be included in determining whether the above volume sales levels are met. Eligible dealer firms and other selling agents include clearing firms that place orders with First Trust and provide First Trust with information with respect to the representatives who initiated such transactions. Eligible dealer firms and other selling agents will not include firms that solely provide clearing services to other broker/dealer firms or firms who place orders through clearing firms that are eligible dealers. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the transactional sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Other Compensation and Benefits to Broker/Dealers.

The Sponsor, at its own expense and out of its own profits, currently provides additional compensation and benefits to broker/dealers who sell shares of Units of these Trusts and other First Trust products. This compensation is intended to result in additional sales of First Trust products and/or compensate broker/dealers and financial advisors for past sales. A number of factors are considered in determining whether to pay these additional amounts. Such factors may include, but are not limited to, the level or type of services provided by the intermediary, the level or expected level of sales of First Trust products by the intermediary or its agents, the placing of First Trust products on a preferred or recommended product list, access to an intermediary's personnel, and other factors. The Sponsor makes these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisers, advertising, sponsorship of events or seminars, obtaining information about the breakdown of unit sales among an intermediary's representatives or offices, obtaining shelf space in broker/dealer firms and similar activities designed to promote the sale of the Sponsor's products. The Sponsor makes such payments to a substantial majority of intermediaries that sell First Trust products. The Sponsor may also make certain payments to, or on behalf of, intermediaries to defray a portion of their costs incurred for the purpose of facilitating Unit sales, such as the costs of developing or purchasing trading systems to process Unit trades. Payments of such additional compensation described in this and the preceding paragraph, some of which may be characterized as "revenue sharing," may create an incentive for financial intermediaries and their agents to sell or recommend a First Trust product, including these Trusts, over products offered by other sponsors or fund companies. These arrangements will not change the price you pay for your Units. In addition, as compensation for purchasing a portion of the unit investment trust business of Citigroup Global Markets Inc. ("CGMI"), we will pay CGMI a fee based on the dollar amount of proceeds from unit investment trusts formerly sponsored by CGMI which are invested in trusts sponsored by us which equates to $3.50 per $1,000 invested. This payment will be made out of our profits and not from assets of a Trust.

Advertising and Investment Comparisons.

Advertising materials regarding a Trust may discuss several topics, including: developing a long-term financial plan; working with your financial professional; the nature and risks of various investment strategies and unit investment trusts that could help you reach your financial goals; the importance of discipline; how a Trust operates; how securities are selected; various unit investment trust features such as convenience and costs; and options available for certain types of unit investment trusts. These materials may include descriptions of the principal businesses of the companies represented in each Trust, research analysis of why they were selected and information relating to the qualifications of the persons or entities providing the research analysis. In addition, they may include research opinions on the economy and industry sectors included and a list of investment products generally appropriate for pursuing those recommendations.

From time to time we may compare the estimated returns of a Trust (which may show performance net of the expenses and charges a Trust would have

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incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek, Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance. We may also, from time to time, use advertising which classifies trusts or portfolio securities according to capitalization and/or investment style.

                          The Sponsor's Profits

We will receive a gross sales commission equal to the maximum transactional sales charge per Unit for each Trust less any reduction as stated in "Public Offering." We will also receive the amount of any collected creation and development fee. Also, any difference between our cost to purchase the Securities and the price at which we sell them to a Trust is considered a profit or loss (see Note 2 of "Notes to Schedules of Investments"). During the initial offering period, dealers and others may also realize profits or sustain losses as a result of fluctuations in the Public Offering Price they receive when they sell the Units.

In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                           The Secondary Market

Although not obligated, we intend to maintain a market for the Units after the initial offering period and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees and Trustee costs to transfer and record the ownership of Units. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE. If you sell or redeem your Units before you have paid the total deferred sales charge on your Units, you will have to pay the remainder at that time.

                          How We Purchase Units

The Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                           Expenses and Charges

The estimated annual expenses of each Trust are listed under "Fee Table." If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of the Trusts from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to the Trusts, and will be compensated for providing portfolio supervisory services and evaluation services as well as bookkeeping and other administrative services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts. As Sponsor, we will receive brokerage fees when the Trusts use us (or an affiliate of ours) as agent in buying or selling Securities. As authorized by the Indenture, the Trustee may employ a subsidiary or affiliate of the Trustee to act as broker to execute certain transactions for a Trust. Each Trust will pay for such services at standard commission rates.

FTP Services LLC, an affiliate of ours, acts as FTPS Unit Servicing Agent to the Trusts with respect to the Trusts' FTPS Units. FTPS Units are Units which are purchased and sold through the Fund/SERV(R) trading system or on a manual basis through FTP Services LLC. In all other respects, FTPS Units are identical to other Units. FTP Services LLC will be compensated for providing shareholder services to the FTPS Units.

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The fees payable to First Trust Advisors L.P., FTP Services LLC and the
Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year, except during the initial offering period, in which case these fees are calculated based on the largest number of Units outstanding during the period for which compensation is paid. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fee paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

As Sponsor, we will receive a fee from each Trust for creating and developing the Trusts, including determining each Trust's objectives, policies, composition and size, selecting service providers and information services and for providing other similar administrative and ministerial functions. The "creation and development fee" is a charge of $.050 per Unit outstanding at the end of the initial offering period. The Trustee will deduct this amount from a Trust's assets as of the close of the initial offering period. We do not use this fee to pay distribution expenses or as compensation for sales efforts. This fee will not be deducted from your proceeds if you sell or redeem your Units before the end of the initial offering period.

In addition to a Trust's operating expenses and those fees described above, the Trusts may also incur the following charges:

- A quarterly license fee (which will fluctuate with a Trust's net asset value) payable by certain of the Trusts for the use of certain trademarks and trade names of Dow Jones, MSCI Barra, Standard & Poor's, The NASDAQ Stock Market LLC, the NYSE and/or Value Line(R).

- All legal expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Sponsor of a Trust;

- Foreign custodial and transaction fees (which may include compensation paid to the Trustee or its subsidiaries or affiliates), if any; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the Securities are all common stocks and dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Accounts, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

                                Tax Status

United States Taxation.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice and opinion of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Trusts. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Assets of the Trusts.

 Each Trust is expected to hold one or more of the following:

(i) shares of stock in corporations (the "Stocks") that are treated as equity for federal income tax purposes, and

(ii) equity interests (the "REIT Shares") in real estate investment trusts ("REITs") that constitute interests in entities treated as real estate investment trusts for federal income tax purposes.

 It is possible that a Trust will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this

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section. All of the assets held by a Trust constitute the "Trust Assets."
Neither our counsel nor we have analyzed the proper federal income tax treatment of a Trust's Assets and thus neither our counsel nor we have reached a conclusion regarding the federal income tax treatment of a Trust's Assets.

Trust Status.

If a Trust is at all times operated in accordance with the documents establishing the Trust and certain requirements of federal income tax law are met, the Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Trust Asset when such income would be considered to be received by you if you directly owned the Trust Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Trust Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Trust expenses.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, including sales charges, among the Trust Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, or in the case of certain distributions with respect to REIT Shares that represent a return of capital, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations. Capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%. In the case of capital gains dividends, the determination of which portion of the capital gains dividend, if any, is subject to the 25% tax rate, will be made based on rules prescribed by the United States Treasury.

Dividends from Stocks.

Certain dividends received with respect to the Stocks may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of dividends at capital gains rates generally apply to taxable years beginning before January 1, 2011.

Dividends from REIT Shares.

Some dividends on the REIT Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a REIT Share for six months or less, any loss incurred by you related to the disposition of such REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such REIT Share. Distributions of income or capital gains declared on the REIT Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT during the following January. Other dividends on the REIT Shares will generally be taxable to you as ordinary income, although in limited circumstances, some of the ordinary income dividends from a REIT may also qualify to be taxed at the same rates that apply to net capital gains (as discussed above), provided certain holding period requirements are satisfied. These special rules relating to the taxation of ordinary income dividends from real estate investment trusts generally apply to taxable years beginning before January 1, 2011.

Dividends Received Deduction.

Generally, a domestic corporation owning Units in a Trust may be eligible for the dividends received deduction with respect to such Unit owner's pro rata portion of certain types of dividends received by such Trust from certain domestic corporations. However, a corporation that owns Units generally will not be entitled to the dividends received deduction with respect to dividends from most foreign corporations or from REITs.

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Rollovers.

If you elect to be a Rollover Unit holder and have your proceeds from your Trust rolled over into a future series of such Trust, it is considered a sale for federal income tax purposes and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of the Trusts for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Trust Assets under the wash sale provisions of the Internal Revenue Code.

In-Kind Distributions.

Under certain circumstances as described in this prospectus, you may request an In-Kind Distribution of Trust Assets when you redeem your Units at any time prior to 30 business days before a Trust's Mandatory Termination Date. However, this ability to request an In-Kind Distribution will terminate at any time that the number of outstanding Units has been reduced to 10% or less of the highest number of Units issued by a Trust. By electing to receive an In-Kind Distribution, you will receive Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Trust Assets in exchange for the identical amount of your pro rata portion of the same Trust Assets held by a Trust. However, if you also receive cash in exchange for a Trust Asset or a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Trust Asset or fractional portion.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Distributions by your Trust that are treated as U.S. source income (e.g., dividends received on Stocks of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by nonresident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you may not be subject to U.S. federal income taxes, including withholding taxes, on some or all of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

Some distributions by your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of any foreign taxes that are paid. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If any U.S. investor is treated as owning directly or indirectly 10% or more of the combined voting power of the stock of a foreign corporation, and all U.S. shareholders of that corporation collectively own more than 50% of the vote or value of the stock of that corporation, the foreign corporation may be treated as a controlled foreign corporation (a "CFC"). If you own 10% or more of a CFC (through a Trust and in combination with your other investments) you will be required to include certain types of the CFC's income in your taxable income for federal income tax purposes whether or not such income is distributed to your Trust or to you.

Based on the advice of Carter Ledyard & Milburn, LLP, special counsel to the Trusts for New York tax matters, under the existing income tax laws of the State and City of New York, assuming that the Trusts are not treated as corporations for federal income tax purposes, the Trusts will not be taxed as corporations for New York State and New York City tax purposes, and the income of the Trusts will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

United Kingdom Taxation.

The following summary describes certain important U.K. tax consequences for certain U.S. resident Unit holders who hold Units in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio as capital assets. This summary is intended to be a general guide only and is subject to any changes in law interpretation or practice occurring after the date of this prospectus. You should consult your own tax advisor about your particular circumstances.

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Taxation of Dividends. A U.K. resident individual who receives a dividend from a U.K. company is generally entitled to a tax credit which is offset against U.K. income tax liabilities.

As a U.S. resident Unit holder, you will not be able to claim any refund of the tax credit for dividends paid by U.K. companies.

Taxation of Capital Gains. U.S. investors who are neither resident nor ordinarily resident for U.K. tax purposes in the United Kingdom will not generally be liable for U.K. tax on gains arising on the disposal of Units in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio. However, they may be liable if, in the case of corporate holders, such persons carry on a trade in the U.K. through a permanent establishment, or in the case of individual holders, such persons carry on a trade, profession or vocation in the U.K. through a branch or agency and the Units are used, held or acquired for the purposes of such a trade, profession or vocation or such branch or agency or permanent establishment as the case may be. Individual U.S. investors may also be liable if they have previously been resident or ordinarily resident in the United Kingdom and become resident or ordinarily resident in the United Kingdom in the future.

Inheritance Tax. Individual U.S. investors who, for the purposes of the Estate and Gift Tax Convention between the United States and the United Kingdom, are domiciled in the United States and who are not U.K. nationals will generally not be subject to U.K. inheritance tax on death or on gifts of the Units made during their lifetimes, provided any applicable U.S. federal gift or estate tax is paid. They may be subject to U.K. inheritance tax if the Units form part of the business property of a U.K. permanent establishment of an enterprise or pertain to a U.K. fixed base used for the performance of personal services in the United Kingdom.

Where the Units are held on trust, the Units will generally not be subject to U.K. inheritance tax if at the time of settlement, the settlor was domiciled in the United States and was not a national of the United Kingdom.

Where the Units are subject to both U.K. inheritance tax and U.S. federal gift or estate tax, one of the taxes could generally be credited against the other.

Stamp Tax. A sale of Securities listed in the FT Index will generally result in either U.K. stamp duty or stamp duty reserve tax ("SDRT") being payable by the purchaser. The Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio and the Target VIP Conservative Equity Portfolio each paid this tax when they acquired Securities. When the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio sell Securities, it is anticipated that any U.K. stamp duty or SDRT will be paid by the purchaser.

Hong Kong Taxation.

The following summary describes certain important Hong Kong tax consequences to certain U.S. Unit holders who hold Units in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio as capital assets. This summary assumes that you are not carrying on a trade, profession or business in Hong Kong and that you have no profits sourced in Hong Kong arising from the carrying on of such trade, profession or business. This summary is intended to be a general guide only and is subject to any changes in Hong Kong or U.S. law occurring after the date of this prospectus and you should consult your own tax advisor about your particular circumstances.

Taxation of Dividends. Dividends you receive from the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio relating to Hong Kong issuers are not taxable and therefore will not be subject to the deduction of any withholding tax.

Profits Tax. Unless you are carrying on a trade, profession or business in Hong Kong you will not be subject to profits tax imposed by Hong Kong on any gain or profits made on the realization or other disposal of your Units.

Estate Duty. Units of the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target Dividend Multi-Strategy Portfolio or the Target VIP Conservative Equity Portfolio do not give rise to Hong Kong estate duty liability.

                             Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax

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advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                          Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. For purposes of record-keeping, the Trustee will treat the FTPS Unit Servicing Agent as sole Record Owner of FTPS Units on its books. The FTPS Unit Servicing Agent will keep a record of all individual FTPS Unit holders, the actual Record Owners of such Units, on its books. It is your responsibility to notify the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form. All Fee Accounts Units and FTPS Units, however, will be held in uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will send you:

- A written initial transaction statement containing a description of your Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

                     Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital or capital gain dividends, are credited to the Capital Account of such Trust. Dividends received on foreign Securities, if any, are converted into U.S. dollars at the applicable exchange rate.

The Trustee will distribute money from the Income and Capital Accounts, as determined at the monthly Record Date, monthly on the twenty-fifth day of each month to Unit holders of record on the tenth day of such month provided the aggregate amount, exclusive of sale proceeds, available for distribution in the Income and Capital Accounts equals at least 0.1% of the net asset value of the Trust. Undistributed money in the Income and Capital Accounts will be distributed in the next month in which the aggregate amount available for distribution, exclusive of sale proceeds, equals or exceeds 0.1% of the net asset value of a Trust. See "Summary of Essential Information." No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute sale proceeds in the Capital Account, net of amounts designated to meet redemptions, pay the deferred sales charge and creation and development fee or pay expenses, on the twenty-fifth day of each month to Unit holders of record on the tenth day of such month provided the amount equals at least $1.00 per 100 Units. If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the IRS. You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

We anticipate that there will be enough money in the Capital Account of a Trust to pay the deferred sales charge. If not, the Trustee may sell Securities to meet the shortfall.

Within a reasonable time after a Trust is terminated, unless you are a Rollover Unit holder, you will receive the pro rata share of the money from the sale of the Securities. All Unit holders will receive a pro rata share of any other assets remaining in their Trust, after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of that Trust.

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of a Trust by notifying the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of such Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option, as discussed under "Public Offering." This option may not be available in all states. Each reinvestment plan is subject to availability or limitation by the Sponsor and each broker/dealer or selling firm. The Sponsor or broker/dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                           Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at the address set forth on the back cover of this prospectus. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units). In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Certain broker/dealers may charge a transaction fee for processing redemption requests. Units redeemed directly through the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) are not subject to such transaction fees. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account of a Trust if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account of a Trust. The IRS will require the Trustee to withhold a portion of your redemption proceeds if the Trustee does not have your TIN as generally discussed under "Income and Capital Distributions."

If you tender at least 2,500 Units of The Dow(R) Target 5 Portfolio, Nasdaq (R) Target 15 Portfolio, NYSE(R) International Target 25
Portfolio, S&P Target 24 Portfolio, S&P Target SMid 60 Portfolio, Target Diversified Dividend Portfolio, Target Double Play Portfolio, Target

Growth Portfolio, Target Mega-Cap Portfolio, Target Small-Cap Portfolio, Value Line(R) Diversified Target 40 Portfolio or Value Line(R) Target 25 Portfolio; or 5,000 Units of the Target 50/50 Portfolio, Target Dividend Multi-Strategy Portfolio or Target VIP Conservative Equity Portfolio or such other amount as required by your broker/dealer, for redemption, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, to be eligible to participate in the In-Kind Distribution option at redemption, Fee Accounts Unit holders must hold their Units through the end of the initial offering period. The In-Kind Distribution option is generally not available to FTPS Unit holders. No In-Kind Distribution requests submitted during the 30 business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. This option is generally eligible only for stocks traded and held in the United States, thus excluding most foreign Securities. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the eligible Securities that make up the portfolio, and cash from the Capital Account equal to the non-eligible Securities and fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate underlying value of the Securities held in that Trust;
and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of such Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of such Trust, if any;

4. cash held for distribution to Unit holders of record of such Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by such Trust; and

dividing

1. the result by the number of outstanding Units of such Trust.

Any remaining deferred sales charge on the Units when you redeem them will be deducted from your redemption proceeds. In addition, during the initial offering period, the Redemption Price per Unit will include estimated organization costs as set forth under "Fee Table."

                         Investing in a New Trust

Each Trust's portfolio has been selected on the basis of capital appreciation potential for a limited time period. When each Trust is about to terminate, you may have the option to roll your proceeds into the next series of a Trust (the "New Trusts") if one is available. We intend to create the New Trusts in conjunction with the termination of the Trusts and plan to apply the same strategy we used to select the portfolio for the Trusts to the New Trusts.

If you wish to have the proceeds from your Units rolled into a New Trust you must notify the Trustee (or the FTPS Unit Servicing Agent in the case of FTPS Units) in writing of your election by the "Rollover Notification Date" stated in the "Summary of Essential Information." If you make this election you will be considered a "Rollover Unit holder," and your Units will be redeemed and the underlying Securities sold by the Trustee, in its capacity as "Distribution Agent," during the "Special Redemption and Liquidation Period" set forth in the "Summary of Essential Information." The Distribution Agent may engage us or other brokers as its agent to sell the Securities.

Once all of the Securities are sold, your proceeds, less any brokerage fees, governmental charges or other expenses involved in the sales, will be used to buy units of a New Trust or trust with a similar investment strategy that you have selected, provided such trusts are registered and being offered. Accordingly, proceeds may be uninvested for up to several days. Units purchased with rollover proceeds will generally be purchased subject to the maximum remaining deferred sales charge and creation and development fee on such units (currently expected to be $.195 per unit), but not the initial sales charge. Units purchased using proceeds from Fee Accounts Units will generally not be subject to any transactional sales charge.

We intend to create New Trust units as quickly as possible, depending on the availability of the securities contained in a New Trust's portfolio. Rollover Unit holders will be given first priority to purchase New Trust units. We cannot, however, assure the exact timing of the creation of New Trust units or the total number of New Trust units we will create. Any proceeds not invested on behalf of Rollover Unit holders in New Trust units will be distributed within a reasonable time after such occurrence. Although we believe that enough New Trust units can be created, monies in a New Trust may not be fully invested on the next business day.

Please note that there are certain tax consequences associated with becoming a Rollover Unit holder. See "Tax Status." We may modify, amend or terminate this rollover option upon 60 days notice.

                     Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders;

- The sale of Securities is necessary or advisable in order to maintain the qualification of a Trust as a "regulated investment company" in the case of a Trust which has elected to qualify as such;

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust; or

As a result of the ownership of the Security, a Trust or its Unit holders would be a direct or indirect shareholder of a passive foreign investment company.

Except in the limited instance in which a Trust acquires Replacement Securities, as described in "The FT Series," a Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of a Trust, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from the Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account of a Trust for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for the Trusts to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the 1940 Act.

The Trustee may sell Securities designated by us, or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed.

                  Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, each Trust will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information." The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by such Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. If a Trust is terminated due to this last reason, we will refund your entire sales charge; however, termination of a Trust before the Mandatory Termination Date for any other stated reason will result in all remaining unpaid deferred sales charges on your Units being deducted from your termination proceeds. For various reasons, including Unit holders' participation as Rollover Unit holders, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you do not elect to participate in the Rollover Option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after your Trust is terminated. The Trustee will deduct from a Trust any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

                   Information on the Sponsor, Trustee,
                 FTPS Unit Servicing Agent and Evaluator

The Sponsor.

We, First Trust Portfolios L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we took over the First Trust Product line and act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

The First Trust product line commenced with the first insured unit investment trust in 1974. To date we have deposited more than $115 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of FINRA and the Securities Investor Protection
Corporation. Our principal offices are at 120 East Liberty Drive,
Wheaton, Illinois 60187; telephone number (800) 621-1675. As of December 31, 2008, the total consolidated partners' capital of First Trust
Portfolios L.P. and subsidiaries was $44,448,714 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286, telephone (800) 813-3074. If you have questions regarding your account or your Trust, please contact the Trustee at its unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

The Trustee has not participated in selecting the Securities; it only provides administrative services.

The FTPS Unit Servicing Agent.

The FTPS Unit Servicing Agent is FTP Services LLC, an Illinois limited liability company formed in 2005 and an affiliate of the Sponsor. FTP Services LLC acts as record keeper, shareholder servicing agent and distribution agent for Units which are purchased and sold through the Fund/SERV(R) trading system or on a manual basis through FTP Services LLC. FTP Services LLC provides FTPS Units with administrative and distribution related services as described in this prospectus. The FTPS Unit Servicing Agent's address is 120 East Liberty Drive, Wheaton, Illinois 60187. If you have questions regarding the FTPS Units, you may call the FTPS Unit Servicing Agent at (866) 514-7768. The FTPS Unit Servicing Agent has not participated in selecting the Securities; it only provides administrative services to the FTPS Units. Fund/SERV(R) is a service of National Securities Clearing Corporation, a subsidiary of The Depository Trust & Clearing Corporation.

Limitations of Liabilities of Sponsor, FTPS Unit Servicing Agent and
Trustee.

Neither we, the FTPS Unit Servicing Agent nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the FTPS Unit Servicing Agent and Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 120 East Liberty Drive, Wheaton, Illinois 60187.

The Trustee, Sponsor, FTPS Unit Servicing Agent and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The
Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor, FTPS Unit Servicing Agent or Unit holders for errors in judgment.

                            Other Information

Legal Opinions.

Our counsel is Chapman and Cutler LLP, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter Ledyard & Milburn LLP acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts. Linklaters LLP acts as special United Kingdom tax counsel for the Global Target 15 Portfolio.

Experts.

The Trusts' statements of net assets, including the schedules of investments, as of the opening of business on the Initial Date of Deposit included in this prospectus, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Supplemental Information.

If you write or call the Sponsor, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

The NASDAQ Stock Market LLC.

Neither the Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio is sponsored, endorsed, sold or promoted by The NASDAQ Stock Market LLC (including its affiliates) (Nasdaq, with its affiliates, is referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio. The Corporations make no representation or warranty, express or implied, to the owners of Units of the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to the Sponsor ("Licensee") is in the licensing of the Nasdaq 100(R), Nasdaq- 100 Index(R) and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee, the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio. Nasdaq has no obligation to take the needs of the Licensee, the owners of Units of the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio into consideration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio to be issued or in the determination or calculation of the equation by which the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE TARGET VIP AGGRESSIVE EQUITY PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI EAFE Index(R).

THE MSCI EAFE TARGET 20 PORTFOLIO IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY FIRST TRUST PORTFOLIOS L.P. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS TRUST OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN TRUSTS GENERALLY OR IN THIS TRUST PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS TRUST OR THE ISSUER OR OWNERS OF THIS TRUST OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS TRUST OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS TRUST TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE UNITS

OF THIS TRUST ARE REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS TRUST OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS TRUST.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THIS TRUST, OWNERS OF THIS TRUST, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              First Trust(R)
                  Dow(R) Target 5 3Q '09 - Term 9/30/10
                  Global Target 15 3Q '09 - Term 9/30/10
                MSCI EAFE Target 20 3Q '09 - Term 9/30/10
                Nasdaq(R) Target 15 3Q '09 - Term 9/30/10
              NYSE(R) Intl. Target 25 3Q '09 - Term 9/30/10
                   S&P Target 24 3Q '09 - Term 9/30/10
                 S&P Target SMid 60 3Q '09 - Term 9/30/10
                    Target 50/50 3Q '09 - Term 9/30/10
                 Target Divsd. Dvd. 3Q '09 - Term 9/30/10
              Target Dvd. Multi-Strat. 3Q '09 - Term 9/30/10
                  Target Dbl. Play 3Q '09 - Term 9/30/10
                   Target Growth 3Q '09 - Term 9/30/10
                  Target Mega-Cap 3Q '09 - Term 9/30/10
                  Target Small-Cap 3Q '09 - Term 9/30/10
               Target VIP Cons. Eqty. 3Q '09 - Term 9/30/10
           Value Line(R) Divsd. Target 40 3Q '09 - Term 9/30/10
              Value Line(R) Target 25 3Q '09 - Term 9/30/10

                                 FT 2050

                                 Sponsor:
                       First Trust Portfolios L.P.
                        Member SIPC o Member FINRA
                          120 East Liberty Drive
                         Wheaton, Illinois 60187
                              1-800-621-1675

         FTPS Unit Servicing Agent:               Trustee:
              FTP Services LLC           The Bank of New York Mellon
           120 East Liberty Drive            101 Barclay Street
           Wheaton, Illinois 60187        New York, New York 10286
               1-866-514-7768                  1-800-813-3074
                                           24-Hour Pricing Line:
                                               1-800-446-0132

                         ------------------------

When Units of the Trusts are no longer available, this prospectus may be used as a preliminary prospectus for a future series, in which case you should note the following:

THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE
   MAY NOT SELL, OR ACCEPT OFFERS TO BUY, SECURITIES OF A FUTURE SERIES UNTIL THAT SERIES HAS BECOME EFFECTIVE WITH THE SECURITIES AND EXCHANGE
COMMISSION. NO SECURITIES CAN BE SOLD IN ANY STATE WHERE A SALE WOULD BE
                                 ILLEGAL.

                        ------------------------

   This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the SEC in Washington, D.C.
                                under the:
     -  Securities Act of 1933 (file no. 333-158607) and
     -  Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the SEC's Public Reference Room in Washington
       D.C. Information regarding the operation of the SEC's Public
           Reference Room may be obtained by calling the SEC at
                             1-202-942-8090.

  Information about the Trusts is available on the EDGAR Database on the
                          SEC's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the SEC
                     100 F Street, N.E.; Washington, D.C. 20549 e-mail address: publicinfo@sec.gov

                              June 30, 2009
                        As amended July 2, 2009

            PLEASE RETAIN THIS PROSPECTUS FOR FUTURE REFERENCE

                              First Trust(R)
                              The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of the unit investment trusts contained in FT 2050 not found in the prospectus for the Trusts. This Information Supplement is not a prospectus and does not include all of the information you should consider before investing in the Trusts. This Information Supplement should be read in conjunction with the prospectus for the Trust in which you are considering investing.

This Information Supplement is dated June 30, 2009, as amended July 2, 2009. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Dow Jones & Company, Inc.                                       1
Standard & Poor's                                               2
The NASDAQ Stock Market LLC                                     2
Value Line Publishing, Inc.                                     3
New York Stock Exchange                                         3
Risk Factors
   Securities                                                   3
   Dividends                                                    4
   Hong Kong                                                    4
   United Kingdom                                               5
   Foreign Issuers                                              6
   Emerging Markets                                             6
   Exchange Rates                                               7
   REITs                                                       11
   Small-Cap Companies                                         12
Litigation
   Microsoft Corporation                                       12
   Tobacco Industry                                            13
Concentrations
   Consumer Products                                           14
   Financials                                                  14
   Information Technology                                      17
Securities
   The Dow(R) DART 5 Strategy Stocks                           18
   The Dow(R) DART 10 Strategy Stocks                          18
   The Dow(R) Target 5 Strategy Stocks                         19
   The Dow(R) Target Dividend Strategy Stocks                  19
   European Target 20 Strategy Stocks                          21
   Global Target 15 Strategy Stocks                            22
   MSCI EAFE Target 20 Strategy Stocks                         23
   Nasdaq(R) Target 15 Strategy Stocks                         24
   NYSE(R) International Target 25 Strategy Stocks             25
   S&P Target 24 Strategy Stocks                               27
   S&P Target SMid 60 Strategy Stocks                          28
   Target Diversified Dividend Strategy Stocks                 31
   Target Growth Strategy Stocks                               34
   Target Mega-Cap Strategy Stocks                             35
   Target Small-Cap Strategy Stocks                            37
   Value Line(R) Diversified Target 40 Strategy Stocks         39
   Value Line(R) Target 25 Strategy Stocks                     41

Dow Jones & Company, Inc.

The Trusts are not sponsored, endorsed, sold or promoted by Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones makes no representation or warranty, express or implied, to the owners of the Trusts or any member of the public regarding the advisability of investing in securities generally or in the Trusts particularly. Dow Jones' only relationship to the Sponsor is the licensing of certain trademarks, trade names and service marks of Dow Jones, the Dow Jones Industrial Average(sm) and the

Dow Jones U.S. Select Dividend Index(sm), which are determined, composed and calculated by Dow Jones without regard to the Sponsor or the Trusts. Dow Jones has no obligation to take the needs of the Sponsor or the owners of the Trusts into consideration in determining, composing or calculating the Dow Jones Industrial Average(sm) and the Dow Jones U.S. Select Dividend Index(sm). Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Trusts to be issued or in the determination or calculation of the equation by which the Trusts are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Trusts.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(sm) OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SPONSOR, OWNERS OF THE TRUSTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(sm) OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE(SM), THE DOW JONES U.S. SELECT DIVIDEND INDEX(sm) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Standard & Poor's

The Trusts are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Trusts or any member of the public regarding the advisability of investing in securities generally or in the Trusts particularly or the ability of either the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index to track general stock market performance. S&P's only relationship to the licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to the licensee or the Trusts. S&P has no obligation to take the needs of the licensee or the owners of the Trusts into consideration in determining, composing or calculating the S&P 500 Index, the S&P MidCap 400 Index or the S&P SmallCap 600 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Trusts or the timing of the issuance or sale of the Trusts or in the determination or calculation of the equation by which the Trusts are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Trusts.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE TRUSTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX OR THE S&P SMALL CAP 600 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

The NASDAQ Stock Market LLC.

The "Nasdaq 100(R)," "Nasdaq-100 Index(R)," and "Nasdaq(R)" are trade or service marks of The NASDAQ Stock Market LLC (which with its affiliates is the "Corporations") and are licensed for use by us. Neither the Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio have been passed on by the Corporations as to its legality or suitability. Neither the Nasdaq(R) Target 15 Portfolio nor the Target 50/50 Portfolio are issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the Nasdaq(R) Target 15 Portfolio or the Target 50/50 Portfolio.

Value Line Publishing, Inc.

Value Line Publishing, Inc.'s ("VLPI") only relationship to First Trust Portfolios L.P. and/or First Trust Advisors L.P. is VLPI's licensing to First Trust Portfolios L.P. and/or First Trust Advisors L.P. of certain VLPI trademarks and trade names and the Value Line(R) Timeliness(TM) Ranking System (the "System"), which is composed by VLPI without regard to First Trust Portfolios L.P. or First Trust Advisors L.P., this Product or any investor. VLPI has no obligation to take the needs of First Trust Portfolios L.P. and/or First Trust Advisors L.P. or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line(R) Timeliness(TM) Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

New York Stock Exchange

"NYSE (R)" is a registered trademark of, and "NYSE International 100 Index(SM)" is a service mark of, New York Stock Exchange, Inc. ("NYSE"). NYSE has no relationship to First Trust Portfolios L.P. other than the licensing of the "NYSE International 100 Index(SM)" and the trademark and service mark referenced above for use in connection with the NYSE (R) International Target 25 Portfolio.

NYSE does not: sponsor, endorse, sell or promote the NYSE (R) International Target 25 Portfolio; recommend that any person invest in the NYSE (R) International Target 25 Portfolio or any other securities; have any responsibility or liability for or make any decision about the timing, amount or pricing of the NYSE (R) International Target 25 Portfolio; have any responsibility or liability for the administration, management or marketing of the NYSE (R) International Target 25 Portfolio; consider the needs of the NYSE (R) International Target 25 Portfolio or the owners of the NYSE (R) International Target 25 Portfolio in determining, composing or calculating the NYSE International 100 Index(SM) or have any obligation to do so.

NYSE will not have any liability in connection with the NYSE (R) International Target 25 Portfolio. Specifically, NYSE does not make any warranty, express or implied, and NYSE disclaims any warranty about: the results to be obtained by the NYSE (R) International Target 25 Portfolio, the owners of the NYSE (R) International Target 25 Portfolio, or any other relevant person in connection with the use of the Index and the data included in the Index; the accuracy or completeness of the Index and its data; the merchantability or fitness for a particular purpose or use of the Index and its data. NYSE will have no liability for any errors, omissions or interruptions in the Index or its data. Under no circumstances will NYSE be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE knows that they might occur. The licensing agreement between First Trust Portfolios L.P. and NYSE is solely for their benefit and not for the benefit of the owners of the NYSE (R) International Target 25 Portfolio or any other third parties.

Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trusts have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Cumulative preferred stock dividends must be paid before common stock dividends, and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Hong Kong. Hong Kong, established as a British colony in the 1840's, reverted to Chinese sovereignty effective July 1, 1997. On such date, Hong Kong became a Special Administrative Region ("SAR") of China under the "one country, two systems" principle. Hong Kong's new constitution became the Basic Law (promulgated by China in 1990). Prior to July 1, 1997, the Hong Kong government followed a laissez-faire policy toward industry. There were no major import, export or foreign exchange restrictions. Regulation of business was generally minimal with certain exceptions, including regulated entry into certain sectors of the economy and a fixed exchange rate regime by which the Hong Kong dollar has been pegged to the U.S. dollar. Over the two decades leading up to and through 1996, the gross domestic product (GDP) tripled in real terms, equivalent to an average annual growth rate of 6%. Following the Asian financial crisis which began in 1997, the economy suffered seriously along with the collapse of an overheated property market which resulted in deflation which persisted for several years after November 1998, dampening investment and consumption. However, in the years following 2002, Hong Kong enjoyed strong economic growth. Real GDP expanded by 8.6% in 2004, 7.1% in 2005 and 7.0% in 2006. Additionally, the unemployment rate fell in 2006 to 4.7%. This economic growth was the result of an increase in private domestic consumption, an increase in fixed asset and infrastructure spending and continued strong exports of goods and services. However, the current global economic crisis has negatively impacted Hong Kong's economy. Real GDP grew only 2.5% in 2008 and is expected to experience -4.5% growth in 2009. The long-term impact of the economic downturn and any recovery efforts remains unknown.

Although China committed by treaty to preserve for 50 years the economic and social freedoms enjoyed in Hong Kong prior to the reversion, the continuation of the economic system in Hong Kong going forward will be dependent on the Chinese government, and there can be no assurances that the commitment made by China regarding Hong Kong will be maintained. Prior to the reversion, legislation was enacted in Hong Kong designed to extend democratic voting procedures for Hong Kong's legislature. The Basic Law stipulates that, after a review in 2007, elections for Chief Executive and all members of the Legislative Council may be held by universal suffrage, which is the "ultimate aim" set by the Basic Law. However, China's current administration has taken a hard line on such steps that it thinks may lead to the democratization of Hong Kong, calling into question China's commitment to the "one country, two systems" model and to reform in general. Additionally, Hong Kong recently proposed legislation to implement Article 23 of the Basic Law, which stipulates that Hong Kong should enact laws on its own to prohibit any act of treason, secession, sedition or subversion against the central government of China. The draft legislation has since been withdrawn due to local and international concerns, most notably a mass protest rally on July 1st, 2003, organized in an effort to protect Hong Kong's rights and freedoms as guaranteed in the Basic Law and to uphold the "one country, two systems" principle. Any increase in uncertainty as to the future economic and political status of Hong Kong could have a materially adverse effect on the value of the Trust. The Sponsor is unable to predict the level of market liquidity or volatility which may occur as a result of a change in Hong Kong's economic or political status, both of which may negatively impact such Trust and the value of the Units.

The currency crisis which affected a majority of Asian markets in mid-1997 and beyond has forced Hong Kong leaders to address whether to devalue the Hong Kong dollar or maintain its peg to the U.S. dollar. During the volatile markets of 1998, the Hong Kong Monetary Authority

(the "HKMA") acquired the common stock of certain Hong Kong issuers listed on the Hong Kong Stock Exchange in an effort to stabilize the Hong Kong dollar and thwart currency speculators. Government intervention may hurt Hong Kong's reputation as a free market and increases concerns that authorities are not willing to let Hong Kong's currency system function autonomously. This may undermine confidence in the Hong Kong dollar's peg to the U.S. dollar. Any downturn in economic growth or increase in the rate of inflation in China or Hong Kong could have a materially adverse effect on the value of the Trust.

Securities prices on the Hong Kong Stock Exchange, and specifically the Hang Seng Index, can be highly volatile and are sensitive to developments in Hong Kong and China, as well as other world markets. For example, the Hang Seng Index declined by approximately 31% in October, 1997 as a result of speculation that the Hong Kong dollar would become the next victim of the Asian currency crisis, and in 1989, the Hang Seng Index dropped 1,216 points (approximately 58%) in early June following the events at Tiananmen Square. During 1994, the Hang Seng Index lost approximately 31% of its value. From January through August of 1998, during a period marked by international economic instability and a global currency crisis, the Hang Seng Index declined by nearly 27%. Due to the outbreak of the Severe Acute Respiratory Syndrome (SARS) during March to May of 2003, the Hang Seng Index suffered a significant decrease. Also, the Hang Seng Index rose approximately 27% from June 2006 until the end of November 2006, at which time it suffered its largest one-day loss in five years. The Hang Seng Index is subject to change, and de-listing of any issues may have an adverse impact on the performance of the Trust, although de-listing would not necessarily result in the disposal of the stock of these companies, nor would it prevent the Trust from purchasing additional de-listed Securities. In recent years, a number of companies have de-listed from the Hang Seng Index. In addition, as a result of Hong Kong's reversion to Chinese sovereignty, an increased number of Chinese companies could become listed on the Hong Kong Stock Exchange, thereby changing the composition of the stock market and, potentially, the composition of the Hang Seng Index.

United Kingdom. The emphasis of the United Kingdom's economy is in the private services sector, which includes the wholesale and retail sector, banking, finance, insurance and tourism. Services as a whole account for a majority of the United Kingdom's gross national product and makes a significant contribution to the country's balance of payments. The portfolios of the Trusts may contain common stocks of British companies engaged in such industries as banking, chemicals, building and construction, transportation, telecommunications and insurance. Many of these industries may be subject to government regulation, which may have a materially adverse effect on the performance of their stock. Gross domestic product (GDP) growth slipped in 2001-03 as the global downturn, the high value of the pound, and the bursting of the "new economy" bubble hurt manufacturing and exports. Still, the economy is one of the strongest in Europe with low inflation, interest rates and unemployment. The United Kingdom is a member of the European Union (the "EU") which was created through the formation of the Maastricht Treaty on European Union in late 1993. The Treaty has had the effect of eliminating most remaining trade barriers between the 15 member nations and has made Europe one of the largest common markets in the world. However, the effective implementation of the Treaty provisions is an ongoing process, and the rate at which trade barriers continue to be eliminated is uncertain at this time. Furthermore, the recent rapid political and social change throughout Europe make the extent and nature of future economic development in the United Kingdom and Europe and the impact of such development upon the value of Securities issued by United Kingdom companies impossible to predict.

A majority of the EU members converted their existing sovereign currencies to a common currency (the "euro") on January 1, 1999. The United Kingdom did not participate in this conversion on January 1, 1999 and the Sponsor is unable to predict if or when the United Kingdom will convert to the euro. The relatively good economic performance as of late has complicated the current regime's efforts to make a case for the United Kingdom to join the European Economic and Monetary Union (EMU), although the government has stipulated that a public referendum on adopting the euro will occur only after five economic tests are met. The five tests are concerned with the compatibility of the United Kingdom's business cycles and economic structures with EMU membership, the sufficiency of flexibility to react to potential shocks after accession, the creation of better conditions for firms looking to make long-term investments in the United Kingdom, the maintenance of the United Kingdom's competitive position and, finally, the promotion of higher growth, stability and lasting job creation. Most expect that a referendum will not take place until after the next general election. The Sponsor is unable to predict what impact, if any, adoption of the euro by the United Kingdom will have on any of the Securities issued by United Kingdom companies in the Trusts.

Foreign Issuers. Since all of the Securities in the Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio and the NYSE (R) International Target 25 Portfolio and certain of the Securities in certain other Trusts consist of securities of foreign issuers, an investment in these Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for such Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities. See "Exchange Rates" below.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to such Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to such Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of such Trusts to satisfy their obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to a Trust relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by a Trust will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Emerging Markets. An investment in Units of certain of the Trusts should be made with an understanding of the risks inherent with investing in certain smaller and emerging markets. Compared to more mature markets, some emerging markets may have a low level of regulation, enforcement of regulations and monitoring of investors' activities. Those activities may include practices such as trading on material non-public information. The securities markets of developing countries are not as large as the more established securities markets and have substantially less trading volume, resulting in a lack of liquidity and high price volatility. There may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries as well as a high concentration of investors and financial intermediaries. These factors may adversely affect the timing and pricing of the acquisition or disposal of securities.

In certain emerging markets, registrars are not subject to effective government supervision nor are they always independent from issuers. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists, which, along with other factors, could result in the registration of a shareholding being completely lost. Investors should therefore be aware that the Trust could suffer loss arising from these registration problems. In addition, the legal remedies in emerging markets are often more limited than the remedies available in the United States.

Practices pertaining to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in large part because of the need to use brokers and counterparties who are less well capitalized, and custody and registration of assets in some countries may be unreliable. As a result, brokerage commissions and other fees are generally higher in emerging markets and the procedures and rules governing foreign transactions and custody may involve delays in payment, delivery or recovery of money or investments. Delays in settlement could result in investment opportunities being missed if the Trust is unable to acquire or dispose of a security. Certain foreign investments may also be less liquid and more volatile than U.S. investments, which may mean at times that such investments are unable to be sold at desirable prices.

Political and economic structures in emerging markets often change rapidly, which may cause instability. In adverse social and political circumstances, governments have been involved in policies of expropriation, confiscatory taxation, nationalization, intervention in the securities market and trade settlement, and imposition of foreign investment restrictions and exchange controls, and these could be repeated in the future. In addition to withholding taxes on investment income, some governments in emerging markets may impose different capital gains taxes on foreign investors. Foreign investments may also be subject to the risks of seizure by a foreign government and the imposition of restrictions on the exchange or export of foreign currency. Additionally, some governments exercise substantial influence over the private economic sector and the political and social uncertainties that exist for many developing countries are considerable.

Another risk common to most developing countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructures and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain economies also depend to a large degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors.

Exchange Rates. The Global Target 15 Portfolio, the MSCI EAFE Target 20 Portfolio, the Target 50/50 Portfolio, the Target Dividend Multi-Strategy Portfolio and the Target VIP Conservative Equity Portfolio contain Securities that are principally traded in foreign currencies and as such, involve investment risks that are substantially different from an investment in a fund which invests in securities that are principally traded in United States dollars. The United States dollar value of the portfolio (and hence of the Units) and of the distributions from the portfolio will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the rate of inflation in the respective economies compared to the United States, the impact of interest rate differentials between different currencies on the movement of foreign currency rates, the balance of imports and exports goods and services, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries.

The post-World War II international monetary system was, until 1973, dominated by the Bretton Woods Treaty which established a system of fixed exchange rates and the convertibility of the United States dollar into gold through foreign central banks. Starting in 1971, growing volatility in the foreign exchange markets caused the United States to abandon gold convertibility and to effect a small devaluation of the United States dollar. In 1973, the system of fixed exchange rates between a number of the most important industrial countries of the world, among them the United States and most Western European countries, was completely abandoned. Subsequently, major industrialized countries have adopted "floating" exchange rates, under which daily currency valuations depend on supply and demand in a freely fluctuating international market. Many smaller or developing countries have continued to "peg" their currencies to the United States dollar although there has been some interest in recent years in "pegging" currencies to "baskets" of other currencies or to a Special Drawing Right administered by the International Monetary Fund. In Europe, the euro has been developed. Currencies are generally traded by leading international commercial banks and institutional investors (including corporate treasurers, money managers, pension funds and insurance companies). From time to time, central banks in a number of countries also are major buyers and sellers of foreign currencies, mostly for the purpose of preventing or reducing substantial exchange rate fluctuations.

Exchange rate fluctuations are partly dependent on a number of economic factors including economic conditions within countries, the impact of actual and proposed government policies on the value of currencies, interest rate differentials between the currencies and the balance of imports and exports of goods and services and transfers of income and capital from one country to another. These economic factors are influenced primarily by a particular country's monetary and fiscal policies (although the perceived political situation in a particular country may have an influence as well-particularly with respect to transfers of capital). Investor psychology may also be an important determinant of currency fluctuations in the short run. Moreover, institutional investors trying to anticipate the future relative strength or weakness of a particular currency may sometimes exercise considerable speculative influence on currency exchange rates by purchasing or selling large amounts of the same currency or currencies. However, over the long term, the currency of a country with a low rate of inflation and a favorable balance of trade should increase in value relative to the currency of a country with a high rate of inflation and deficits in the balance of trade.

The following tables set forth, for the periods indicated, the range of fluctuation concerning the equivalent U.S. dollar rates of exchange and end-of-month equivalent U.S. dollar rates of exchange for the United Kingdom pound sterling, the Hong Kong dollar, the euro, the Japanese Yen, the Singapore dollar and the Australian dollar:

                          Foreign Exchange Rates

               Range of Fluctuations in Foreign Currencies

           United Kingdom
Annual     Pound Sterling/        Hong Kong/        Euro/           Japanese Yen/          Singapore/        Australia/
Period     U.S. Dollar            U.S. Dollar       U.S. Dollar     U.S. Dollar            U.S. Dollar       U.S. Dollar
------     ---------------        -----------       -----------     -------------          -----------       -----------
1983       0.616-0.707            6.480-8.700
1984       0.670-0.864            7.774-8.050
1985       0.672-0.951            7.729-7.990
1986       0.643-0.726            7.768-7.819
1987       0.530-0.680            7.751-7.822
1988       0.525-0.601            7.764-7.912
1989       0.548-0.661            7.775-7.817
1990       0.504-0.627            7.740-7.817
1991       0.499-0.624            7.716-7.803
1992       0.499-0.667            7.697-7.781
1993       0.630-0.705            7.722-7.766
1994       0.610-0.684            7.723-7.750
1995       0.610-0.653            7.726-7.763                        80.630-104.550        1.389-1.466       1.289-1.411
1996       0.583-0.670            7.732-7.742                       103.450-116.210        1.394-1.426       1.225-1.363
1997       0.584-0.633            7.708-7.751                       111.260-130.880        1.399-1.699       1.253-1.538
1998       0.584-0.620            7.735-7.749                       113.600-147.260        1.584-1.792       1.456-1.797
1999       0.597-0.646            7.746-7.775       0.845-0.999     101.640-124.320        1.654-1.736       1.488-1.639
2000       0.605-0.715            7.774-7.800       0.968-1.209     101.450-114.410        1.656-1.759       1.499-1.961
2001       0.678-0.707            7.798-7.800       1.045-1.194     113.570-131.790        1.727-1.856       1.749-2.087
2002       0.621-0.709            7.799-7.800       0.953-1.164     115.810-134.710        1.733-1.852       1.737-1.974
2003       0.560-0.636            7.742-7.800       0.794-0.929     106.970-121.690        1.700-1.784       1.330-1.779
2004       0.514-0.568            7.763-7.800       0.738-0.844     102.080-114.510        1.631-1.728       1.253-1.465
2005       0.518-0.583            7.752-7.800       0.743-0.857     102.050-121.040        1.619-1.706       1.252-1.381
2006       0.509-0.576            7.753-7.792       0.755-0.839     109.760-119.780        1.534-1.661       1.264-1.419
2007       0.481-0.509            7.750-7.826       0.683-0.767     107.410-123.900        1.440-1.545       1.071-1.298
2008       0.502-0.685            7.750-7.804       0.633-0.788      90.640-108.800        1.356-1.513       1.043-1.526

Source: Bloomberg L.P.

                       End of Month Exchange Rates
                          for Foreign Currencies

                  United Kingdom                                        Japanese
                  Pound Sterling/   Hong Kong/        Euro/             Yen/              Singapore/        Australia/
Monthly Period    U.S. Dollar       U.S.Dollar        U.S. Dollar       U.S. Dollar       U.S. Dollar       U.S. Dollar
--------------    --------------    ----------        -----------       -----------       -----------       -----------
2006:
 January          .562              7.757             .823              117.200           1.622             1.319
 February         .570              7.758             .839              115.770           1.622             1.347
 March            .576              7.760             .825              117.780           1.616             1.396
 April            .548              7.753             .792              113.830           1.581             1.317
 May              .535              7.758             .781              112.650           1.580             1.329
 June             .541              7.766             .782              114.420           1.583             1.345
 July             .535              7.771             .783              114.670           1.579             1.305
 August           .525              7.777             .780              117.400           1.573             1.309
 September        .534              7.792             .789              118.180           1.588             1.340
 October          .524              7.778             .784              116.980           1.556             1.292
 November         .509              7.778             .755              115.800           1.541             1.267
 December         .510              7.778             .758              119.070           1.534             1.268
2007:
 January          .509              7.808             .767              120.690           1.536             1.287
 February         .509              7.813             .756              118.560           1.529             1.269
 March            .508              7.814             .749              117.830           1.517             1.237
 April            .500              7.823             .733              119.520           1.520             1.205
 May              .505              7.808             .743              121.730           1.529             1.208
 June             .498              7.818             .738              123.180           1.530             1.177
 July             .492              7.826             .731              118.600           1.517             1.174
 August           .496              7.796             .734              115.780           1.526             1.223
 September        .488              7.775             .701              114.800           1.485             1.126
 October          .481              7.750             .690              115.430           1.447             1.071
 November         .486              7.787             .683              111.230           1.449             1.131
 December         .504              7.799             .685              111.710           1.440             1.143
2008:
 January          .503              7.797             .673              106.450           1.417             1.116
 February         .505              7.782             .659              103.740           1.395             1.074
 March            .504              7.783             .633               99.690           1.376             1.095
 April            .503              7.794             .640              103.910           1.356             1.060
 May              .505              7.804             .643              105.510           1.362             1.046
 June             .502              7.797             .635              106.210           1.360             1.043
 July             .504              7.802             .641              107.910           1.367             1.061
 August           .549              7.804             .682              108.800           1.416             1.166
 September        .562              7.765             .710              106.110           1.435             1.262
 October          .622              7.750             .786               98.460           1.484             1.497
 November         .650              7.750             .788               95.520           1.513             1.526
 December         .685              7.750             .716               90.640           1.430             1.423
2009:
 January          .688              7.755             .780               89.920           1.510             1.569
 February         .698              7.755             .789               97.570           1.547             1.565
 March            .698              7.750             .755               98.960           1.523             1.447
 April            .676              7.750             .756               98.630           1.481             1.378
 May              .618              7.752             .706               95.340           1.444             1.248
 June             .608              7.750             .713               96.360           1.447             1.240

Source: Bloomberg L.P.

The Evaluator will estimate current exchange rates for the relevant currencies based on activity in the various currency exchange markets. However, since these markets are volatile and are constantly changing, depending on the activity at any particular time of the large international commercial banks, various central banks, large multi-national corporations, speculators and other buyers and sellers of foreign currencies, and since actual foreign currency transactions may not be instantly reported, the exchange rates estimated by the Evaluator may not be indicative of the amount in United States dollars the Trusts would receive had the Trustee sold any particular currency in the market. The foreign exchange transactions of the Trusts will be conducted by the Trustee with foreign exchange dealers acting as principals on a spot (i.e., cash) buying basis. Although foreign exchange dealers trade on a net basis, they do realize a profit based upon the difference between the price at which they are willing to buy a particular currency (bid price) and the price at which they are willing to sell the currency (offer price).

REITs. An investment in Units of the S&P Target SMid 60 Portfolio should be made with an understanding of risks inherent in an investment in REITs specifically and real estate generally (in addition to securities market risks). Generally, these include economic recession, the cyclical nature of real estate markets, competitive overbuilding, unusually adverse weather conditions, changing demographics, changes in governmental regulations (including tax laws and environmental, building, zoning and sales regulations), increases in real estate taxes or costs of material and labor, the inability to secure performance guarantees or insurance as required, the unavailability of investment capital and the inability to obtain construction financing or mortgage loans at rates acceptable to builders and purchasers of real estate. Additional risks include an inability to reduce expenditures associated with a property (such as mortgage payments and property taxes) when rental revenue declines, and possible loss upon foreclosure of mortgaged properties if mortgage payments are not paid when due.

REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. Equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities in the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which the Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding), by changes in the level of interest rates. The objective of an equity REIT is to purchase income- producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and healthcare facilities.

REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors, (ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in the Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

The underlying value of the Securities and the Trust's ability to make distributions to Unit holders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in the Trust. The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates.

REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes, the REITs in the Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Furthermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary.

The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in the Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in the Trust.

Small-Cap Companies. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of these companies may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts which contain these Securities to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices.

Litigation

Microsoft Corporation. Microsoft Corporation has been engaged in antitrust and unfair competition litigation with the U.S. Department of Justice, the District of Columbia, and several states. Microsoft reached a settlement in 2001 with the U.S. Department of Justice which was joined by nineteen states, while three other states reached separate settlements.

Microsoft is also involved in class action lawsuits alleging unfair competition and monopolization of markets for operating systems and certain software. The classes have consisted of both direct and indirect purchasers of Microsoft products. As of February 14, 2007, damages claims brought in class action cases by indirect purchasers have been dismissed under federal law and in 16 states. Additionally, two states have refused to certify these classes. However, classes have been certified in several states, and Microsoft has reached settlement agreements with many of these classes. The settlement agreements have received final approval in 17 states and the District of Columbia. Two other states have granted preliminary approval of settlements. The settlement agreements generally grant the class members vouchers entitling the holder to reimbursement.

Microsoft also faces antitrust and unfair competition litigation in Europe and Asia. On March 24, 2004, the European Commission (the "Commission") found that Microsoft violated the European Union Treaty's competition rules by abusing its market power. The Commission found that Microsoft abused its power by deliberately limiting the interoperability between PCs and non-Microsoft servers and bundling Windows Media Player with its Windows operating system. As remedial measures, Microsoft was ordered to disclose certain interface documentation to allow non-Microsoft servers to interact with Windows PCs and servers, and it was ordered to develop a new version of its Windows operating system without Windows Media Player. Microsoft was also fined $605 million by the Commission, and it was fined $351 million in 2006 for failure to comply with the Commission's disclosure order of 2004. Microsoft was fined again in February 2008, in the amount of $1.35 billion, for failure to comply with the 2004 order. Additionally, the Commission initiated two other formal investigations regarding Microsoft's alleged abuse of a dominant market position in January 2008. These investigations again involve the interoperability and the bundling of Microsoft products.

The Korean Fair Trade Commission ("KFTC") made similar anti-competitive findings regarding the bundling of instant messaging software and Windows Media Player with Microsoft's Windows operating systems. The KFTC issued an order in December 2005 which imposed a fine of $35 million and required a modified version of Windows be made available. On August 23, 2006, versions of Microsoft Windows mandated by the KFTC were released.

Microsoft is involved in several other lawsuits arising from both intellectual property issues and the normal operations of business. It is impossible to predict what impact any future litigation or settlement will have on Microsoft or the value of its stock.

Tobacco Industry. Certain of the issuers of Securities in certain Trusts may be involved in the manufacture, distribution and sale of tobacco products. Pending litigation proceedings against such issuers in the United States and abroad cover a wide range of matters including product liability and consumer protection. Damages claimed in such litigation alleging personal injury (both individual and class actions), and in health cost recovery cases brought by governments, labor unions and similar entities seeking reimbursement for healthcare expenditures, aggregate many billions of dollars.

In November 1998, five of the largest tobacco companies in the United States entered into the Tobacco Master Settlement Agreement ("MSA") with 46 states to settle state lawsuits to recover costs associated with treating smoking-related illnesses. According to the MSA, the tobacco industry is projected to pay the settling states in excess of $200 billion over the next 25 years. Four states settled their tobacco cases separately from the MSA.

In March 2001, five states initiated court proceedings to stop R.J. Reynolds Tobacco Company ("R.J. Reynolds") from violating provisions of the MSA. The lawsuits, filed in state courts of Arizona, California, New York, Ohio and Washington, seek enforcement of restrictions on marketing, advertising and promotional activities that R.J. Reynolds agreed to under the terms of the MSA. In June 2002, a California court ruled that R.J. Reynolds unlawfully placed cigarette ads in magazines with a large percentage of readers aged 12-17, in violation of the MSA. As a result, R.J. Reynolds was ordered to pay $20 million in sanctions plus attorneys' fees and costs. An Arizona court also found R.J. Reynolds had violated the MSA. In July 2004, R.J. Reynolds and Brown & Williamson Tobacco Corporation ("B&W") combined R.J. Reynolds and the U.S. assets, liabilities and operations of B&W to form Reynolds American Inc.

On December 15, 2005, the Illinois Supreme Court reversed a $10.1 billion verdict against Altria Group's Philip Morris USA division ("Philip Morris") in what is known as the Price case, ordering a lower court to dismiss the case in which the company was accused of defrauding customers into thinking "light" cigarettes were safer than regular ones. The Court held that the Federal Trade Commission specifically authorized the use of "light" and "low tar" to describe the cigarettes, and, therefore, Philip Morris is not liable under the Illinois Consumer Fraud Act, even if the terms may be deemed false, deceptive or misleading. The case was decided on the basis of a state statute and not federal preemption. The initial $10.1 billion judgment in the Price case was handed down against Philip Morris by a trial court judge in March 2003. The Illinois Supreme Court took the unusual step of bypassing the appellate court in hearing the case on appeal directly from the trial court. The size of the original award put the company at risk for filing bankruptcy protection. In addition, because Philip Morris accounts for more than half of the annual tobacco-settlement payments to the states under the 1998 MSA, such payments could have been in jeopardy. On May 5, 2006 the Illinois Supreme Court denied the plaintiff's motion for a rehearing, and on November 27, 2006 the Supreme Court of the United States denied certiorari.

In a suit brought by the Department of Justice against Altria and other cigarette companies, a U.S. District Court ruled on August 17, 2006, that the defendants violated the Racketeer Influenced and Corrupt Organizations Act ("RICO"). However, the court refused to grant the $10 billion smoking cessation campaign and $4 billion youth counter-marketing campaign remedies requested by the government. The court did rule that Philip Morris must remove "light" and "ultra light" from its packaging. Altria is appealing this verdict.

On July 6, 2006, the Florida Supreme Court decertified a class and overturned a trial court's $145 billion punitive damages award against Philip Morris as excessive and improper as a matter of law.

On December 15, 2008 the Supreme Court of the United States ruled that consumers may sue Philip Morris under state unfair trade laws. The Court held that neither the Federal Trade Commission's actions nor the Labeling Act, which sets forth the required cigarette warning labels, preempted a lawsuit based on state law. The Court noted that the Labeling Act mandates labels aimed at providing adequate health warnings, and it bars states from requiring additional health warnings. But the Labeling Act does not prevent claims that cigarettes labeled as "light" or "low tar" are fraudulent, deceptive or misleading.

Additional pending and future litigation and/or legislation could adversely affect the value, operating revenues, financial position and sustainability of tobacco companies. The Sponsor is unable to predict the outcome of litigation pending against tobacco companies or how the current uncertainty concerning regulatory and legislative measures will ultimately be resolved. These and other possible developments may have a significant impact upon both the price of such Securities and the value of Units of Trusts containing such Securities.

Concentrations

When at least 25% of a Trust's portfolio is invested in securities issued by companies within a single sector, the Trust is considered to be concentrated in that particular sector. A portfolio concentrated in a single sector may present more risks than a portfolio broadly diversified over several sectors.

The Dow (R) Target 5 Portfolio is concentrated in stocks of consumer products companies. The Global Target 15 Portfolio is concentrated in stocks of consumer products companies. The Nasdaq (R) Target 15 Portfolio is concentrated in stocks of information technology companies. The NYSE(R) International Target 25 Portfolio is concentrated in stocks of financial companies. The S&P Target SMid 60 Portfolio is concentrated in stocks of financial companies. The Target 50/50 Portfolio is concentrated in stocks of financial companies. The Target Double Play Portfolio is concentrated in stocks of consumer products and financial companies. The Target Growth Portfolio is concentrated in stocks of consumer products companies. The Target Small-Cap Portfolio is concentrated in stocks of consumer products companies. The Target VIP Conservative Equity Portfolio is concentrated in stocks of consumer products companies. The Value Line(R) Target 25 Portfolio is concentrated in stocks of consumer products companies.

Consumer Products. The general problems and risks inherent in an investment in the consumer products sector include the cyclicality of revenues and earnings, changing consumer demands, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low- cost foreign competition), unfunded pension fund liabilities and employee and retiree benefit costs and financial deterioration resulting from leveraged buy-outs, takeovers or acquisitions. In general, expenditures on consumer products will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on consumer products companies. Other factors of particular relevance to the profitability of the sector are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect on foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, health concerns relating to the consumption of certain products, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to develop new products and to improve productivity.

Financials. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts because they generally have a portion of their assets invested in loans secured by real estate. Banks, thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of the Securities in a Trust's portfolio cannot be predicted with certainty. The Gramm-Leach-Bliley Act repealed most of the barriers set up by the 1933 Glass-Steagall Act which separated the banking, insurance and securities sectors. Now banks, insurance companies and securities firms can merge to form one-stop financial conglomerates marketing a wide range of financial service products to investors. This legislation will likely result in increased merger activity and heightened competition among existing and new participants in the field. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has recently been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Since mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the sector, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in a Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on a Trust's portfolio.

The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

Companies involved in the insurance sector are engaged in underwriting, reinsuring, selling, distributing or placing of property and casualty, life or health insurance. Other growth areas within the insurance sector include brokerage, reciprocals, claims processors and multiline insurance companies. Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

In addition to the normal risks of business, companies involved in the insurance sector are subject to significant risk factors, including those applicable to regulated insurance companies, such as: (i) the inherent uncertainty in the process of establishing property-liability loss reserves, particularly reserves for the cost of environmental, asbestos and mass tort claims, and the fact that ultimate losses could materially exceed established loss reserves which could have a material adverse effect on results of operations and financial condition; (ii) the fact that insurance companies have experienced, and can be expected in the future to experience, catastrophe losses which could have a material adverse impact on their financial condition, results of operations and cash flow; (iii) the inherent uncertainty in the process of establishing property-liability loss reserves due to changes in loss payment patterns caused by new claims settlement practices; (iv) the need for insurance companies and their subsidiaries to maintain appropriate levels of statutory capital and surplus, particularly in light of continuing scrutiny by rating organizations and state insurance regulatory authorities, and in order to maintain acceptable financial strength or claims-paying ability rating; (v) the extensive regulation and supervision to which insurance companies' subsidiaries are subject, various regulatory initiatives that may affect insurance companies, and regulatory and other legal actions; (vi) the adverse impact that increases in interest rates could have on the value of an insurance company's investment portfolio and on the attractiveness of certain of its products; (vii) the need to adjust the effective duration of the assets and liabilities of life insurance operations in order to meet the anticipated cash flow requirements of its policyholder obligations; and
(viii) the uncertainty involved in estimating the availability of reinsurance and the collectibility of reinsurance recoverables.

The state insurance regulatory framework has, during recent years, come under increased federal scrutiny, and certain state legislatures have considered or enacted laws that alter and, in many cases, increase state authority to regulate insurance companies and insurance holding company systems. Further, the National Association of Insurance Commissioners ("NAIC") and state insurance regulators are re-examining existing laws and regulations, specifically focusing on insurance companies, interpretations of existing laws and the development of new laws. In addition, Congress and certain federal agencies have investigated the condition of the insurance sector in the United States to determine whether to promulgate additional federal regulation. The Sponsor is unable to predict whether any state or federal legislation will be enacted to change the nature or scope of regulation of the insurance sector, or what effect, if any, such legislation would have on the sector.

All insurance companies are subject to state laws and regulations that require diversification of their investment portfolios and limit the amount of investments in certain investment categories. Failure to comply with these laws and regulations would cause non-conforming investments to be treated as non-admitted assets for purposes of measuring statutory surplus and, in some instances, would require divestiture.

Environmental pollution clean-up is the subject of both federal and state regulation. By some estimates, there are thousands of potential waste sites subject to clean up. The insurance sector is involved in extensive litigation regarding coverage issues. The Comprehensive Environmental Response Compensation and Liability Act of 1980 ("Superfund") and comparable state statutes ("mini-Superfund") govern the clean-up and restoration by "Potentially Responsible Parties" ("PRPs"). Superfund and the mini-Superfunds ("Environmental Clean-up Laws or "ECLs") establish a mechanism to pay for clean-up of waste sites if PRPs fail to do so, and to assign liability to PRPs. The extent of liability to be allocated to a PRP is dependent on a variety of factors. The extent of clean-up necessary and the assignment of liability has not been fully established. The insurance sector is disputing many such claims. Key coverage issues include whether Superfund response costs are considered damages under the policies, when and how coverage is triggered, applicability of pollution exclusions, the potential for joint and several liability and definition of an occurrence. Similar coverage issues exist for clean up and waste sites not covered under Superfund. To date, courts have been inconsistent in their rulings on these issues. An insurer's exposure to liability with regard to its insureds which have been, or may be, named as PRPs is uncertain. Superfund reform proposals have been introduced in Congress, but none have been enacted. There can be no assurance that any Superfund reform legislation will be enacted or that any such legislation will provide for a fair, effective and cost-efficient system for settlement of Superfund related claims.

While current federal income tax law permits the tax-deferred accumulation of earnings on the premiums paid by an annuity owner and holders of certain savings-oriented life insurance products, no assurance can be given that future tax law will continue to allow such tax deferrals. If such deferrals were not allowed, consumer demand for the affected products would be substantially reduced. In addition, proposals to lower the federal income tax rates through a form of flat tax or otherwise could have, if enacted, a negative impact on the demand for such products.

Companies engaged in investment banking/brokerage and investment management include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this sector are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the sector and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the Securities included in the Trust will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

Information Technology. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Trust.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Securities

The following information describes the common stocks selected through the application of each of the Strategies which comprise the various Trusts described in the prospectus.

                    The Dow (R) DART 5 Strategy Stocks

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Chevron Corporation, headquartered in San Francisco, California, is engaged in fully integrated petroleum operations, chemicals operations, and coal mining through subsidiaries and affiliates worldwide. The company markets its petroleum products under brand names such as "Chevron," "Texaco," "Caltex," "Havoline" and "Delo." The company is also developing businesses in the areas of e-commerce and technology.

Kraft Foods Inc., headquartered in Northfield, Illinois, is engaged in the manufacture and sale of retail packaged foods in the United States, Canada, Europe, Latin America and Asia Pacific.

Merck & Co. Inc., headquartered in Whitehouse Station, New Jersey, is a leading pharmaceutical concern that discovers, develops, makes and markets a broad range of human and animal health products and services. The company also administers managed prescription drug programs.

The Procter & Gamble Company, headquartered in Cincinnati, Ohio, manufactures consumer products worldwide, including detergents, fabric conditioners and hard surface cleaners; products for personal cleansing, oral care, digestive health, hair and skin; paper tissue, disposable diapers and pharmaceuticals; and shortenings, oils, snacks, baking mixes, peanut butter, coffee, drinks and citrus products.

                   The Dow (R) DART 10 Strategy Stocks

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

The Boeing Company, headquartered in Chicago, Illinois, produces and markets commercial jet transports and provides related support services, principally to commercial customers. The company also develops, produces, modifies and supports military aircraft and helicopters and related systems, and electronic, space and missile systems.

Caterpillar Inc., headquartered in Peoria, Illinois, makes earthmoving, construction and materials handling machinery and equipment and diesel engines. The company also provides various financial products and services.

Chevron Corporation, headquartered in San Francisco, California, is engaged in fully integrated petroleum operations, chemicals operations, and coal mining through subsidiaries and affiliates worldwide. The company markets its petroleum products under brand names such as "Chevron," "Texaco," "Caltex," "Havoline" and "Delo." The company is also developing businesses in the areas of e-commerce and technology.

Exxon Mobil Corporation, headquartered in Irving, Texas, explores for, produces, transports and sells crude oil and natural gas petroleum products. The company also explores for and mines coal and other minerals properties; makes and sells petrochemicals; and owns interests in electrical power generation facilities.

Kraft Foods Inc., headquartered in Northfield, Illinois, is engaged in the manufacture and sale of retail packaged foods in the United States, Canada, Europe, Latin America and Asia Pacific.

Merck & Co. Inc., headquartered in Whitehouse Station, New Jersey, is a leading pharmaceutical concern that discovers, develops, makes and markets a broad range of human and animal health products and services. The company also administers managed prescription drug programs.

Microsoft Corporation, headquartered in Redmond, Washington, develops, manufactures, licenses and supports a range of software products, including scalable operating systems, server applications, worker productivity applications and software development tools. The company also develops the MSN network of Internet products and services.

The Procter & Gamble Company, headquartered in Cincinnati, Ohio, manufactures consumer products worldwide, including detergents, fabric conditioners and hard surface cleaners; products for personal cleansing, oral care, digestive health, hair and skin; paper tissue, disposable diapers and pharmaceuticals; and shortenings, oils, snacks, baking mixes, peanut butter, coffee, drinks and citrus products.

The Travelers Companies, Inc., headquartered in St. Paul, Minnesota, through its subsidiaries, provides commercial and personal property and casualty insurance products and services to businesses, government units, associations and individuals in the United States.

                   The Dow (R) Target 5 Strategy Stocks

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

E.I. du Pont de Nemours and Company, headquartered in Wilmington, Delaware, is a global science and technology company with operations in high-performance materials, specialty chemicals, pharmaceuticals and biotechnology.

The Home Depot, Inc., headquartered in Atlanta, Georgia, operates do-it-yourself warehouse stores in the United States, Canada and Mexico. These stores sell a wide assortment of building material, home improvement, and lawn and garden products. The company also operates EXPO Design Centers in several states which offer interior design and renovation products.

Kraft Foods Inc., headquartered in Northfield, Illinois, is engaged in the manufacture and sale of retail packaged foods in the United States, Canada, Europe, Latin America and Asia Pacific.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.

               The Dow (R) Target Dividend Strategy Stocks

AGL Resources Inc., headquartered in Atlanta, Georgia, sells and distributes natural gas to customers in Georgia and southeastern
Tennessee. Other energy-related activities include natural gas and electricity marketing, wholesale and retail propane gas sales, consumer products and gas supply services.

Astoria Financial Corporation, headquartered in Lake Success, New York, through wholly-owned Astoria Federal Savings and Loan Association, conducts a savings and loan business through numerous offices in Brooklyn, Chenango, Nassau, Otsego, Queens, Suffolk and Westchester counties in New York.

BB&T Corporation, headquartered in Winston-Salem, North Carolina, through subsidiaries, conducts a general banking business in four states and Washington, D.C.; offers lease financing to commercial businesses and municipal governments; and reinsures and underwrites certain credit life and credit accident and health insurance policies.

Briggs & Stratton Corporation, headquartered in Wauwatosa, Wisconsin, is a producer of air-cooled gasoline engines and other gasoline engine powered equipment which are sold to manufacturers of lawn and garden equipment worldwide.

Cincinnati Financial Corporation, headquartered in Fairfield, Ohio, through its subsidiaries, offers property and casualty and life insurance. The company markets a variety of insurance products, provides leasing and financing, and provides investment management services to institutions, corporations, and individuals.

Edison International, headquartered in Rosemead, California, through subsidiaries, supplies electricity in the central and southern portions of California. The company also develops, owns and operates independent power facilities; provides capital and financial services for energy and infrastructure projects; and manages and sells real estate projects.

F.N.B. Corporation, headquartered in Hermitage, Pennsylvania, is a financial services holding company. The company, through its subsidiaries in Pennsylvania, northern and central Tennessee, and eastern Ohio, provides a variety of financial services, primarily to consumers and small to medium-sized businesses.

First BanCorp., headquartered in Santurce, Puerto Rico, is the holding company for FirstBank Puerto Rico, the second largest locally owned commercial bank in Puerto Rico. The bank specializes in consumer lending in the Puerto Rican market, offering an array of financial services to a growing number of consumer and commercial customers.

First Niagara Financial Group, Inc., headquartered in Lockport, New York, is a bank holding company. The banks provide an array of deposit products and loans, as well as insurance, leasing, investment advisory services, insurance agency services and trust services.

Leggett & Platt, Incorporated, headquartered in Carthage, Missouri, is a manufacturer of a wide range of engineered products which include residential and commercial furnishings, aluminum products, industrial materials and specialized products.

New York Community Bancorp, Inc., headquartered in Westbury, New York, is a holding company for New York Community Bank, a state-chartered stock savings bank.

NiSource Inc., headquartered in Merrillville, Indiana, is an energy and utility-based holding company that provides natural gas, electricity and water to the public for residential, commercial and industrial uses. The company's business is comprised primarily of regulated gas utilities that operate throughout northern Indiana and New England.

Northeast Utilities, headquartered in Berlin, Connecticut, provides retail electric service, through its subsidiaries, to customers in Connecticut, New Hampshire and western Massachusetts. In addition, the company distributes natural gas throughout Connecticut.

People's United Financial Inc., headquartered in Bridgeport, Connecticut, is a stock savings bank, offering services to individual, corporate and municipal customers.

Sempra Energy, headquartered in San Diego, California, is an energy services company whose primary subsidiaries are San Diego Gas and Electric, which provides electric and gas service to San Diego and southern Orange Counties, and Southern California Gas Company.

Sensient Technologies Corporation, headquartered in Milwaukee, Wisconsin, supplies colors, flavors, and fragrances. The company manufactures a variety of cosmetic and pharmaceutical additives, ink-jet inks, and food and beverage flavors.

Sunoco, Inc., headquartered in Philadelphia, Pennsylvania, through its subsidiaries, is a petroleum refiner and marketer with interests in coke-making and coal mining. The company's petroleum refining and marketing operations are conducted primarily in the eastern half of the United States.

Trustmark Corporation, headquartered in Jackson, Mississippi, through its subsidiaries, provides banking and financial solutions to corporate, institutional and individual customers in the states of Florida, Mississippi, Tennessee and Texas.

United Bankshares, Inc., headquartered in Charleston, West Virginia, through wholly-owned United National Bank and United Bank, provides commercial banking and trust services in West Virginia, Maryland, Ohio, Virginia and Washington, D.C.

Universal Corporation, headquartered in Richmond, Virginia, is an independent leaf tobacco merchant with additional operations in agri-products and the distribution of lumber and building products. The company markets its products globally.

                    European Target 20 Strategy Stocks

Aviva Plc, headquartered in London, England, is a leading insurance firm throughout Europe, offering both life and general insurance. The company's life and savings segments focus on life insurance, pensions, unit trusts and other investment products while its general insurance segment includes home, auto and fire coverage. Financial services include investment management, stock brokerage and trustee services. The company operates in more than 50 countries worldwide.

BASF AG, headquartered in Ludwigshafen, Germany, is a chemical producing group. The company's main fields of business are health and nutrition, colorants and finishing products, chemicals, plastics and fibers, and oil and gas.

BP Plc, headquartered in London, England, produces and markets crude oil and petroleum products worldwide, is engaged in exploration and field development throughout the world, and is engaged in the manufacture and sale of various petroleum-based chemical products.

Deutsche Post AG, headquartered in Bonn, Germany, provides domestic and international mail delivery and international parcel services to both commercial and public clients. The company also offers freight delivery, logistics services, and a variety of financial services including standard banking services and brokerage services.

Deutsche Telekom AG, headquartered in Bonn, Germany, provides public fixed-network voice telephony, mobile communications, cable TV and radio programming in Germany. The company also provides leased lines, text and data services, corporate networks and on-line services.

Enel SpA, headquartered in Rome, Italy, generates, transmits and distributes electricity throughout Italy. The company's subsidiaries also provide fixed-line and mobile telephone services, install public lighting systems, and operate real estate, telecommunications and Internet service provider businesses.

Eni SpA, headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently expanding into power generation.

Fortum Oyj, headquartered in Espoo, Finland, provides a full range of energy related products and services. The company's activities cover the generation, distribution, and sale of electricity and heat and steam, as well as the operation of power plants, and energy-related services. The company operates worldwide but mainly in Northern Europe.

France Telecom S.A., headquartered in Paris, France, through its subsidiaries, offers various telecommunications services, which include fixed line telephony, wireless telephony, multimedia, Internet, data transmission, cable television and other services to consumers, businesses, and telecommunications operators worldwide.

National Grid Plc, headquartered in London, England, develops and operates electricity and gas networks located throughout the United Kingdom and the northeastern United States. In addition, the company owns liquefied natural gas storage facilities in England and provides infrastructure services to the mobile telecommunications industry.

Repsol YPF, S.A., headquartered in Madrid, Spain, explores for and produces crude oil and natural gas. Through its subsidiaries, the company also refines petroleum and transports petroleum products. Gasoline and other products are retailed through its chain of gasoline filling stations. Petroleum reserves are maintained in Spain, Asia, Latin
America, the Middle East, North Africa and the United States.

Royal Dutch Shell Plc, headquartered in The Hague, the Netherlands, produces crude oil, natural gas, chemicals, coal and metals worldwide; and it provides integrated petroleum services in the United States.

RWE AG, headquartered in Essen, Germany, operates energy businesses and offers municipal services. The company generates electricity, mines coal, refines petroleum, produces natural gas, offers waste disposal and recycling services, supplies drinking water, manufactures printing presses, decommissions nuclear power plants, and disposes of nuclear waste.

Santander Central Hispano S.A., headquartered in Madrid, Spain, is a leader in the running of Spanish banks. It offers domestic retail banking, as well as in other European countries and in Latin America.

Schneider Electric S.A., headquartered in Rueil-Malmaison, France, is engaged in the manufacture of power distribution and automation systems. The company's products include circuit breakers, remote installation management equipment, detectors, panelboards, programmable logic controllers, and process controls and are sold under the brand names "Merlin Gerin," "Modicon" and "Square D."

Scottish & Southern Energy Plc, headquartered in Perth, Scotland, United Kingdom, is one of the largest energy companies in the UK. It is involved in the generation, transmission, distribution and supply of electricity to industrial, commercial and domestic customers; energy trading; gas marketing; electrical and utility contracting and telecommunications.

Snam Rete Gas SpA, headquartered in San Donato Milanese, Italy, owns and operates Italy's natural-gas distribution network. The company owns and transports gas on a network of high-pressure and medium-pressure pipes, including trunklines connected to production and import sites in Italy.

Telefonica S.A., headquartered in Madrid, Spain, provides telecommunications services mainly to countries in Europe and Latin America. The company offers fixed-line and mobile telephone, Internet, and data transmission services to residential and corporate customers. The company also holds stakes in television stations, radio stations and production companies, and publishes directories.

Vivendi S.A., headquartered in Paris, France, through its subsidiaries, conducts operations ranging from music, games and television to film and telecommunications.

Vodafone Group Plc, headquartered in Newbury, Berkshire, England, provides mobile telecommunication services, supplying its customers with digital and analog cellular telephone, paging and personal communications services. The company offers its services in many countries, including Australia, Egypt, Fiji, France, Germany, Greece, Malta, the Netherlands, New Zealand, South Africa, Sweden, Uganda and the United States.

                     Global Target 15 Strategy Stocks

Dow Jones Industrial Average(sm) Companies
------------------------------------------

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

E.I. du Pont de Nemours and Company, headquartered in Wilmington, Delaware, is a global science and technology company with operations in high-performance materials, specialty chemicals, pharmaceuticals and biotechnology.

The Home Depot, Inc., headquartered in Atlanta, Georgia, operates do-it-yourself warehouse stores in the United States, Canada and Mexico. These stores sell a wide assortment of building material, home improvement, and lawn and garden products. The company also operates EXPO Design Centers in several states which offer interior design and renovation products.

Kraft Foods Inc., headquartered in Northfield, Illinois, is engaged in the manufacture and sale of retail packaged foods in the United States, Canada, Europe, Latin America and Asia Pacific.

Pfizer Inc., headquartered in New York, New York, produces and distributes anti-infectives, anti-inflammatory agents, cardiovascular agents, antifungal drugs, central nervous system agents, orthopedic implants, food science products, animal health products, toiletries, baby care products, dental rinse and other proprietary health items.

Financial Times Industrial Ordinary Share Index Companies
---------------------------------------------------------

BT Group Plc, headquartered in London, England, provides telecommunication services, principally in the United Kingdom. The company's main services and products are fixed voice and data calls, the provision of fixed exchange lines to homes and businesses, the provision of communication services to other operators, the provision of private services to businesses, and the supply of telecommunication equipment for customers' premises.

Ladbrokes Plc, headquartered in Middlesex, England, is comprised of Ladbrokes, the biggest retail bookmaker in the United Kingdom and Ireland; Ladbrokes.com, a world-leading provider of interactive betting and gaming services; Vernons, the leading football pools operator; and Ladbrokes Casinos, which opened its first casino at the Hilton London Paddington.

Man Group Plc, headquartered in London, England, operates a financial services company, specializing in fund management and brokerage services. The company's brokerage division caters to exchange-traded futures and options in addition to providing agency brokerage and advisory services.

Marks & Spencer Group Plc, headquartered in London, United Kingdom, operates retail stores in the United Kingdom, which sell consumer goods and food under the name "St Michael." They also operate "Kings Super Markets" in the United States, in addition to retail stores in the Middle East. The company also provides a range of financial services.

Vodafone Group Plc, headquartered in Newbury, Berkshire, England, provides mobile telecommunication services, supplying its customers with digital and analog cellular telephone, paging and personal communications services. The company offers its services in many countries, including Australia, Egypt, Fiji, France, Germany, Greece, Malta, the Netherlands, New Zealand, South Africa, Sweden, Uganda and the United States.

Hang Seng Index Companies
-------------------------

Bank of China Ltd., headquartered in Beijing, China, provides a complete range of banking and other financial services to individual and corporate customers worldwide.

China Construction Bank, headquartered in Beijing, China, provides a complete range of banking services and other financial services to individual and corporate customers. The bank's services include retail banking, international settlement, project finance, and credit card services.

CNOOC Limited, headquartered in Hong Kong, China, engages in the exploration, development, and production of crude oil and natural gas primarily in China.

Cosco Pacific Limited, headquartered in Hong Kong, China, is one of the world's leading container-related companies with an increasingly integrated range of activities spanning container leasing, container terminals and container-related industries. The company's parent, China Ocean Shipping (Group) Company, is the largest shipping company in China.

PetroChina Company Limited, headquartered in Beijing, China, explores for, develops, and produces crude oil and natural gas. The company also refines, transports, and distributes crude oil and petroleum products; transmits, markets and sells natural gas; and produces and sells chemicals.

                   MSCI EAFE Target 20 Strategy Stocks

France
------

Schneider Electric S.A., headquartered in Rueil-Malmaison, France, is engaged in the manufacture of power distribution and automation systems. The company's products include circuit breakers, remote installation management equipment, detectors, panelboards, programmable logic controllers, and process controls and are sold under the brand names "Merlin Gerin," "Modicon" and "Square D."

Vivendi S.A., headquartered in Paris, France, through its subsidiaries, conducts operations ranging from music, games and television to film and telecommunications.

Germany
-------

Bayerische Motoren Werke (BMW) AG, headquartered in Munich, Germany, manufactures and sells luxury cars and motorcycles worldwide.

Henkel KGaA Nvtg Prf, headquartered in Dusseldorf, Germany, together with its subsidiaries, engages in laundry and home care, cosmetics/toiletries and adhesive technologies businesses.

Hong Kong
---------

Hutchison Whampoa Limited, headquartered in Hong Kong, China, through its subsidiaries, operates five core businesses including ports and related services, telecommunications and e-commerce, property and hotels, retail and manufacturing, energy, infrastructure, finance and investments.

Ireland
-------

CRH Plc, headquartered in Dublin, Ireland, manufactures cement, concrete products, aggregates, asphalt, clay bricks, chemical lime, security fencing products, and roofing, insulation and other building materials. The company also operates builders merchant locations and DIY stores.

Italy
-----
Enel SpA, headquartered in Rome, Italy, generates, transmits and distributes electricity throughout Italy. The company's subsidiaries also provide fixed-line and mobile telephone services, install public lighting systems, and operate real estate, telecommunications and Internet service provider businesses.

Eni SpA, headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently expanding into power generation.

Telecom Italia SpA, headquartered in Milan, Italy, through subsidiaries, offers fixed line and mobile telephone and data transmission services in Italy and abroad. The company offers local and long-distance telephone, satellite communications, Internet access and teleconferencing services.

Japan
-----

Nippon Telegraph and Telephone Corporation (NTT), headquartered in Tokyo, Japan, provides various telecommunication services, including data communication, telephone, telegraph, leased circuits, terminal equipment sales, and related services. The company supplies both local and long distance telephone services within Japan.

Sumitomo Corporation, headquartered in Tokyo, Japan, operates a general trading company which imports and exports a wide variety of goods, including food products, textiles, metals, machinery, chemicals, and fuel. The company also operates construction, real estate, insurance, finance, leasing and shipping businesses.

Luxembourg
----------

ArcelorMittal, headquartered in Luxembourg City, Luxembourg, and domiciled in Rotterdam, the Netherlands, through its subsidiaries, operates as a global steel company. The company produces a range of finished and semi-finished steel products that include hot-rolled sheets, cold-rolled sheets, electro-galvanized and coated steel, bars, wire-rods, wire-products, pipes, billets and slabs.

The Netherlands
---------------

European Aeronautic Defence and Space Company, headquartered in Le Carre, the Netherlands, manufactures airplanes and military equipment. The company produces commercial aircraft including the "Airbus," military fighter aircraft, military and commercial helicopters, missiles, satellites, and telecommunications and defense systems. The company also offers military and commercial aircraft conversion and maintenance services.

Norway
------

Telenor ASA, headquartered in Fornebu, Norway, is mostly an international wireless carrier with operations in Scandinavia, Eastern Europe and Asia. The company also has extensive broadband and TV distribution operations in four Nordic countries.

Spain
-----

Repsol YPF, S.A., headquartered in Madrid, Spain, explores for and produces crude oil and natural gas. Through its subsidiaries, the company also refines petroleum and transports petroleum products. Gasoline and other products are retailed through its chain of gasoline filling stations. Petroleum reserves are maintained in Spain, Asia, Latin
America, the Middle East, North Africa and the United States.

Sweden
------

TeliaSonera AB, headquartered in Stockholm, Sweden, offers telecommunication services. The company offers mobile communications services in Europe and the United States, as well as operating fixed networks in Northern Europe.

Switzerland
-----------

Xstrata Plc, incorporated in Great Britain and headquartered in Zug, Switzerland, is a diversified mining group conducting operations in Australia, South Africa, Germany, Argentina, and the United Kingdom. The company explores for and mines copper, ferrochrome, vanadium, zinc, gold, lead, silver, coking coal and thermal coal.

United Kingdom
--------------

Barclays Plc, headquartered in London, England, provides investment and commercial banking, insurance, financial and related services. The company's subsidiary, Barclays Bank, Plc, operates branches throughout the United Kingdom and over 60 countries.

Carnival Plc, headquartered in Southampton, England, owns and operates cruise lines. Cruise vacations are available under the names "Carnival Cruise Lines," "Holland America Line," "Windstar Cruises," "Cunard Line," "Seabourn Cruise Line" and "Costa Crociere SpA."

Eurasian Natural Resources Corporation, headquartered in London, England, is engaged in the mining and refining of metals with operations in Kazakhstan. The company produces chrome; smelts aluminum; mines iron, manganese and coal; and generates electricity.

                   Nasdaq(R) Target 15 Strategy Stocks

Akamai Technologies, Inc., headquartered in Cambridge, Massachusetts, provides technology to companies and government agencies to deliver Web content and applications, such as ads, video, and other high-bandwidth content.

Amazon.com, Inc., headquartered in Seattle, Washington, operates as an online retailer of books and other products via a commercial site on the World Wide Web. The company also operates an online auction site.

Apple Inc., headquartered in Cupertino, California, designs, makes and markets microprocessor-based personal computers and related personal computing and communicating solutions for sale mainly to education, creative, home, business and government customers.

Baidu, Inc. (ADR), headquartered in Beijing, China, provides Chinese language Internet search services primarily in the People's Republic of China and Japan.

Bed Bath & Beyond Inc., headquartered in Union, New Jersey, sells domestic merchandise (bed linens, bath accessories and kitchen textiles) and home furnishings (cookware, dinnerware, glassware and basic housewares) through retail stores.

Check Point Software Technologies Ltd., headquartered in Ramat-Gan, Israel, develops, sells and supports secure enterprise networking solutions. The company's integrated architecture includes network security ("FireWall-1," "VPN-1," "Open Security Manager" and "Provider-1"), traffic control ("FloodGate-1" and "ConnectControl") and Internet protocol address management ("Meta IP").

Cognizant Technology Solutions Corporation, headquartered in Teaneck, New Jersey, provides full life cycle solutions to complex software development and maintenance problems that companies face as they transition to e-business.

Garmin Ltd., headquartered in George Town, Grand Cayman, Cayman Islands, is a provider of navigation, communications, and information devices, most of which are enabled by Global Positioning System (GPS) technology.

Infosys Technologies Limited (ADR), headquartered in Bangalore, India, provides consulting and information technology services primarily in North America, Europe, and the Asia-Pacific region.

J.B. Hunt Transport Services, Inc., headquartered in Lowell, Arkansas, provides a variety of motor transport and logistics services throughout the United States, Canada and Mexico. The company transports a variety of products, including automotive parts, department store merchandise, food and beverages, paper and wood products, plastics and chemicals.

Joy Global Inc., headquartered in Milwaukee, Wisconsin, manufactures and markets underground mining machinery and surface mining equipment.

Microsoft Corporation, headquartered in Redmond, Washington, develops, manufactures, licenses and supports a range of software products, including scalable operating systems, server applications, worker productivity applications and software development tools. The company also develops the MSN network of Internet products and services.

Millicom International Cellular S.A., headquartered in Bertrange,
Luxembourg, develops and operates cellular telephone networks under licenses in numerous countries, mainly in emerging markets in Africa, Asia, Europe and Latin America.

Oracle Corporation, headquartered in Redwood Shores, California, designs, develops, markets and supports computer software products with a wide variety of uses, including database management, application development, business intelligence and business applications.

Ross Stores, Inc., headquartered in Newark, California, operates a chain of off-price retail apparel and home accessories stores. The stores offer brand name and designer merchandise at low everyday prices.

             NYSE(R) International Target 25 Strategy Stocks

Canada
------

Bank of Montreal, headquartered in Montreal, Quebec, Canada, and its subsidiaries, offers credit and noncredit products and services in North America.

Canadian Imperial Bank of Commerce, headquartered in Toronto, Ontario, Canada, provides various banking and financial services to individuals, government and corporate clients in Canada and around the world.

The Toronto-Dominion Bank, headquartered in Toronto, Ontario, Canada, and its subsidiaries provide retail and commercial banking, wealth management, and wholesale banking products and services in the United States, Canada, and internationally.

France
------

AXA S.A. (ADR), headquartered in Paris, France, is an insurance company which also provides related financial services. The company offers life and non-life insurance, reinsurance, savings and pension products, and asset management services.

France Telecom S.A. (ADR), headquartered in Paris, France, through its subsidiaries, offers various telecommunications services, which include fixed line telephony, wireless telephony, multimedia, Internet, data transmission, cable television and other services to consumers, businesses, and telecommunications operators worldwide.

Germany
-------

Allianz AG (ADR), headquartered in Munich, Germany, is a global insurance company engaging in property and casualty protection, life and health insurance, and asset management.

Deutsche Bank AG, headquartered in Frankfurt, Germany, provides a broad range of banking, investment, fund management, securities, credit card, mortgage leasing and insurance services worldwide. The company provides its services to retailers and private clients, corporations and financial institutions, as well as multi-national conglomerates. The company also offers a variety of financial consulting and advisory services.

Deutsche Telekom AG (ADR), headquartered in Bonn, Germany, provides public fixed-network voice telephony, mobile communications, cable TV and radio programming in Germany. The company also provides leased lines, text and data services, corporate networks and on-line services.

Hong Kong
---------

China Unicom Ltd. (ADR), headquartered in Hong Kong, China, an integrated telecommunications operator, offers a range of telecommunications services in China.

Italy
-----

Eni SpA (ADR), headquartered in Rome, Italy, operates in the oil and natural gas, petrochemicals, and oil field services industries. The company is currently also expanding into power generation.

Telecom Italia SpA (ADR), headquartered in Milan, Italy, through subsidiaries, offers fixed line and mobile telephone and data transmission services in Italy and abroad. The company offers local and long-distance telephone, satellite communications, Internet access and teleconferencing services.

Japan
-----

Hitachi, Ltd. (ADR), headquartered in Tokyo, Japan, is engaged in the manufacture of communications and electronic equipment, consumer electronics, and heavy electrical and industrial machinery. The company has a wide range of products from nuclear power systems to kitchen appliances and also operates subsidiaries in the metal, chemical, and wire and cable industries.

Honda Motor Co., Ltd. (ADR), headquartered in Tokyo, Japan, manufactures, distributes and provides financing for the sale of its motorcycles, automobiles and power products, including portable generators, power tillers and general purpose engines.

Nippon Telegraph and Telephone Corporation (ADR), headquartered in Tokyo, Japan, provides various telecommunication services, including data communication, telephone, telegraph, leased circuits, terminal equipment sales, and related services. The company supplies both local and long distance telephone services within Japan.

Sony Corporation (ADR), headquartered in Tokyo, Japan, develops, makes and markets electronic equipment and devices. Products include video and audio equipment and televisions; computers and computer peripherals; semiconductors and telecommunications equipment.

Toyota Motor Corporation (ADR), headquartered in Toyota City, Japan, manufactures, sells, leases and repairs passenger automobiles, trucks, buses, boats and airplanes in Japan and internationally. The company also manages real estate, civil engineering and insurance businesses.

Luxembourg
----------

ArcelorMittal (ADR), headquartered in Luxembourg City, Luxembourg, and domiciled in Rotterdam, the Netherlands, through its subsidiaries, operates as a global steel company. The company produces a range of finished and semi-finished steel products that include hot-rolled sheets, cold-rolled sheets, electro-galvanized and coated steel, bars, wire-rods, wire-products, pipes, billets and slabs.

The Netherlands
---------------

Royal Dutch Shell Plc (ADR), headquartered in The Hague, the Netherlands, produces crude oil, natural gas, chemicals, coal and metals worldwide; and it provides integrated petroleum services in the United States.

South Korea
-----------

Korea Electric Power Corporation (ADR), headquartered in Seoul, South Korea, builds and operates hydro-power, thermal-power, and nuclear power units in South Korea. The company also generates, transmits, and distributes electricity to South Korea and is majority owned by the Korean government.

POSCO (ADR), headquartered in Seoul, South Korea, manufactures and sells a line of steel products, including hot rolled and cold rolled products, plates, wire rods, silicon steel sheets and stainless steel products.

Spain
-----

Repsol YPF, S.A. (ADR), headquartered in Madrid, Spain, explores for and produces crude oil and natural gas. Through its subsidiaries, the company also refines petroleum and transports petroleum products. Gasoline and other products are retailed through its chain of gasoline filling stations. Petroleum reserves are maintained in Spain, Asia, Latin
America, the Middle East, North Africa and the United States.

Switzerland
-----------

Credit Suisse Group (ADR), headquartered in Zurich, Switzerland, is one of the world's leading financial services companies, providing banking and insurance solutions for private clients, companies and institutions.

UBS AG, headquartered in Zurich, Switzerland, is a leading global financial services firm, the world's largest global asset manager, a top-tier provider of investment banking and securities distribution, and a leading provider of private banking services.

United Kingdom
--------------

Barclays Plc (ADR), headquartered in London, England, is a financial services group engaged primarily in the banking and investment banking businesses. Through its subsidiary, Barclay Bank Plc, the company offers commercial and investment banking, insurance, financial and related services in more than 60 countries.

Lloyds TSB Group Plc (ADR), headquartered in London, England, through subsidiaries and associated companies, offers a wide range of banking and financial services throughout the United Kingdom and a number of other countries.

                      S&P Target 24 Strategy Stocks

Amgen Inc., headquartered in Thousand Oaks, California, is a global biotechnology concern which develops, makes and markets human therapeutics based on advanced cellular and molecular biology, including a protein that stimulates red blood cell production and a protein that stimulates white blood cell production.

Aon Corporation, headquartered in Chicago, Illinois, through its subsidiaries, provides insurance and risk management, consulting, and insurance underwriting solutions worldwide.

Apollo Group, Inc. (Class A), headquartered in Phoenix, Arizona, through subsidiaries, offers higher education programs and services for working adults at over 100 campuses and learning centers in the United States, Puerto Rico and London, England. The company offers accredited degree programs, certificate programs and customized training.

AutoZone, Inc., headquartered in Memphis, Tennessee, is a specialty retailer of automotive parts, chemicals and accessories, targeting the do-it-yourself customers. The company offers a variety of products, including new and remanufactured automotive hard parts, maintenance items and accessories.

Baxter International Inc., headquartered in Deerfield, Illinois, engages in the worldwide development, manufacture and distribution of a diversified line of products, systems and services used primarily in the healthcare field.

Campbell Soup Company, headquartered in Camden, New Jersey, operates with its consolidated subsidiaries as a manufacturer and marketer of soups and a manufacturer of juice beverages, sauces, biscuits and confectionery products.

Colgate-Palmolive Company, headquartered in New York, New York, is an international consumer products company. The company's products include toothpaste, toothbrushes, shampoos, deodorants, bar and liquid soaps, dishwashing liquid and laundry products, among others. The company's brand names include "Ajax," "Colgate," "Fab," "Mennen," "Palmolive," "Prescription Diet," "Protex," "Science Diet" and "Soupline/Suavitel."

Diamond Offshore Drilling, Inc., headquartered in Houston, Texas, together with its subsidiaries, operates as an offshore oil and gas drilling contractor worldwide.

The Dun & Bradstreet Corporation, headquartered in Short Hills, New Jersey, provides business information and tools in the United States and internationally.

EOG Resources, Inc., headquartered in Houston, Texas, is engaged in the exploration for, and the development, production and marketing of, natural gas and crude oil primarily in major producing basins in the United States, as well as in Canada, Trinidad and other international areas.

EQT Corporation, headquartered in Pittsburgh, Pennsylvania, is an integrated energy company, with emphasis on Appalachian area natural gas supply, natural gas transmission and distribution and energy management services for customers throughout the United States.

FPL Group, Inc., headquartered in Juno Beach, Florida, through subsidiaries, supplies electricity throughout most of the east and lower west coasts of Florida.

Franklin Resources, Inc., headquartered in San Mateo, California, provides U.S. and international individual and institutional investors with a broad range of investment products and services designed to meet varying investment objectives.

International Business Machines Corporation, headquartered in Armonk, New York, provides customer solutions through the use of advanced information technologies. The company offers a variety of solutions that include services, software, systems, products, financing and technologies.

Occidental Petroleum Corporation, headquartered in Los Angeles,
California, is a multinational organization whose principal business segments are oil and gas exploration, production and marketing and chemicals production and marketing.

Philip Morris International Inc., headquartered in New York, New York, produces, markets and distributes a variety of branded cigarette and tobacco products.

Public Service Enterprise Group Incorporated, headquartered in Newark, New Jersey, generates, transmits, distributes and sells electric energy, and produces, transmits, distributes and sells natural or manufactured gas in New Jersey.

Robert Half International Inc., headquartered in Menlo Park, California, provides temporary and permanent personnel in the fields of accounting and finance. The company also provides administrative and office personnel, paralegal, legal administrative and other legal support positions, and temporary information technology professionals.

Rockwell Automation, Inc., headquartered in Milwaukee, Wisconsin, researches, develops and makes automation equipment and systems, avionics and communications products and systems. The company's products are sold to customers in both commercial and government markets.

Stryker Corporation, headquartered in Kalamazoo, Michigan, develops, makes and markets specialty surgical and medical products, including orthopedic implants, powered surgical instruments, endoscopic systems and patient care and handling equipment for the global market; and provides physical therapy services in the United States.

Teradata Corporation, headquartered in Dayton, Ohio, is engaged in the development and marketing of computer software. The company's products include enterprise data warehousing, customer relationship management, master data management, finance and performance management, profitability analytics, and supply chain management software.

The TJX Companies, Inc., headquartered in Framingham, Massachusetts, operates "T.J. Maxx," "Marshalls," "Winners Apparel," "HomeGoods" and "T.K. Maxx" stores in the United States, Canada and Europe selling off-price family apparel, accessories, domestics and giftware.

The Travelers Companies, Inc., headquartered in St. Paul, Minnesota, through its subsidiaries, provides commercial and personal property and casualty insurance products and services to businesses, government units, associations and individuals in the United States.

Western Union Company, headquartered in Engelwood, Colorado, provides money transfer services worldwide.

                    S&P Target SMid 60 Strategy Stocks

American Financial Group, Inc., headquartered in Cincinnati, Ohio, is a holding company which, through subsidiaries, is engaged primarily in property and casualty insurance, focusing on specialized commercial products for businesses, and in the sale of retirement annuities, life and supplemental health insurance products.

Ashland Inc., headquartered in Covington, Kentucky, distributes industrial chemicals and solvents, markets Valvoline motor oil and automotive chemicals, performs contract construction work, and operates crude oil refineries.

BioMed Realty Trust, Inc., headquartered in San Diego, California, is a real estate investment trust that engages in the acquisition, development, ownership, leasing and management of laboratory and office space for the life science industry.

Bristow Group, Inc., headquartered in Houston, Texas, provides helicopter transportation services to the offshore oil and gas industry. Through its subsidiaries, affiliates, and joint ventures, the company offers transportation services in oil and gas producing regions around the world.

Cabela's Incorporated, headquartered in Sidney, Nebraska, operates as a direct marketer and a retailer of hunting, fishing, camping, and related outdoor merchandise.

CONMED Corporation, headquartered in Utica, New York, develops, manufactures and supplies a broad range of medical instruments and systems used in orthopaedics, general surgery and other medical procedures.

The Cooper Companies, Inc., headquartered in Pleasanton, California, provides proprietary products and services in two areas: specialty contact lenses; and diagnostic and surgical instruments for women's health care. Major brand names include "Hydrasoft," "Preference," "Vantage," "Permaflex" and "Cooper Clear."

Cousins Properties, Inc., headquartered in Atlanta, Georgia, is a real estate investment trust that engages in the acquisition, financing, development, management and leasing of office, medical office, retail and land development projects. The company also holds several tracts of strategically located undeveloped land.

DiamondRock Hospitality Company, headquartered in Bethesda, Maryland, is a lodging-focused real estate investment trust that owns and operates upscale hotels and resorts in North America.

Duke Realty Corporation, headquartered in Indianapolis, Indiana, is a self-managed real estate investment trust that owns a portfolio of rental properties, primarily industrial and office space. The company also provides related leasing and property management services.

El Paso Electric Company, headquartered in El Paso, Texas, public utility company, engages in the generation, transmission, and distribution of electricity in west Texas and southern New Mexico.

EnPro Industries, Inc., headquartered in Charlotte, North Carolina, designs, develops, manufactures and markets proprietary engineered industrial products, including sealing products; self-lubricating, non-rolling, metal polymer bearing products; air compressor systems and vacuum pumps, and heavy-duty diesel and natural gas engines.

Entertainment Properties Trust, headquartered in Kansas City, Missouri, is a self-managed real estate investment trust engaged in acquiring and developing entertainment properties including megaplex theatres and entertainment-themed retail centers.

Esterline Technologies Corporation, headquartered in Bellevue,
Washington, primarily serves aerospace and defense customers with products for avionics, propulsion and guidance systems.

Extra Space Storage Inc., headquartered in Salt Lake City, Utah, operates as a real estate investment trust which engages in property management and development activities that include acquiring, managing, developing and selling, as well as the rental of self-storage facilities.

First BanCorp., headquartered in Santurce, Puerto Rico, is the holding company for FirstBank Puerto Rico, the second largest locally owned commercial bank in Puerto Rico. The bank specializes in consumer lending in the Puerto Rican market, offering an array of financial services to a growing number of consumer and commercial customers.

Gentiva Health Services, Inc., headquartered in Melville, New York, together with its subsidiaries, provides home health and related services in the United States.

Great Plains Energy Incorporated, headquartered in Kansas City, Missouri, provides electricity in the midwestern United States. The company develops competitive generation for the wholesale market. The company is also an electric delivery company with regulated generation. In addition, the company invests in energy-related ventures nationwide.

Health Net Inc., headquartered in Woodland Hills, California, is an integrated managed care organization that administers the delivery of managed healthcare services.

HealthSpring, Inc., headquartered in Nashville, Tennessee, through its subsidiaries, operates as a managed care organization in the United States. The company focuses primarily on Medicare, the federal government sponsored health insurance program for retired U.S. citizens aged 65 and older, qualifying disabled persons, and persons suffering from end stage renal disease in the states of Alabama, Florida, Illinois, Mississippi, Tennessee and Texas.

Hornbeck Offshore Services, Inc., headquartered in Covington, Louisiana, provides marine transportation services to the offshore oil and gas industry. The company owns and operates supply vessels in the Gulf of Mexico supporting operations of drilling rigs and platforms. Ocean-going tugs and barges are also operated in the northeastern United States and Puerto Rico.

IDACORP, Inc., headquartered in Boise, Idaho, a holding company, is a public utility engaged in the generation, purchase, transmission, distribution and sale of electricity in Idaho, Nevada and Oregon.

International Bancshares Corporation, headquartered in Laredo, Texas, is a financial holding company that operates through its four bank subsidiaries: International Bank of Commerce (IBC), Commerce Bank, International Bank of Commerce, Brownsville and International Bank of Commerce, Zapata.

International Speedway Corporation, headquartered in Daytona Beach, Florida, together with its subsidiaries, promotes motorsports themed entertainment activities in the United States.

JAKKS Pacific, Inc., headquartered in Malibu, California, develops, markets and distributes a variety of toys and electronic products for children including specialty dolls and related accessories; toys featuring popular entertainment properties and characters; and collectible and toy vehicles.

Kansas City Southern, headquartered in Kansas City, Missouri, through its subsidiaries, provides rail freight transportation along a continuous rail network that links markets in the United States, Canada and Mexico.

Kindred Healthcare, Inc., headquartered in Louisville, Kentucky, is a healthcare services company that primarily operates hospitals, nursing centers and institutional pharmacies.

LaSalle Hotel Properties, headquartered in Bethesda, Maryland, is a real estate investment trust that engages in the purchase, ownership and lease of upscale and luxury hotels located in convention, resort and urban business markets in the United States.

LifePoint Hospitals, Inc., headquartered in Brentwood, Tennessee, is engaged primarily in the operation and management of healthcare facilities, in particular, general, acute care hospitals in non-urban communities in the United States.

The Macerich Company, headquartered in Santa Monica, California, is a self-managed real estate investment trust involved in the acquisition, ownership, redevelopment, management and leasing of regional and community shopping centers nationwide.

Medical Properties Trust Inc., headquartered in Birmingham, Alabama, is a real estate investment trust that acquires and develops healthcare facilities and leases the facilities to healthcare operating companies.

Methode Electronics, Inc., headquartered in Harwood Heights, Illinois, engages in the design, manufacture, and marketing of component and subsystem devices employing electrical, electronic, wireless, sensing, and optical technologies.

Minerals Technologies Inc., headquartered in New York, New York, is a resource- and technology-based company that develops, produces and markets worldwide a broad range of specialty mineral, mineral-based and synthetic mineral products.

National Retail Properties Inc., headquartered in Orlando, Florida, is a real estate investment trust that owns and manages commercial properties throughout the United States. The company leases properties to major retail tenants under long-term commercial net leases.

Oil States International, Inc., headquartered in Houston, Texas, is a provider of specialty products and services to oil and gas drilling and production companies throughout the world.

Olympic Steel, Inc., headquartered in Bedford Heights, Ohio, acts as an intermediary between steel producers and manufacturers. The company's services include processing and distributing flat-rolled carbon, stainless steel and tubular steel products. The company purchases steel from producers and processes it according to customer specifications.

Overseas Shipholding Group, Inc., headquartered in New York, New York, an independent bulk shipping company, engages in the ocean transportation of crude oil and petroleum products.

Patriot Coal Corporation, headquartered in St. Louis, Missouri, produces and sells coal in the eastern United States.

Patterson-UTI Energy, Inc., headquartered in Snyder, Texas, is the largest provider of domestic land-based drilling services to major independent oil and natural gas companies in North America, and is also engaged in pressure pumping, exploration and drilling.

Penn Virginia Corporation, headquartered in Radnor, Pennsylvania, is engaged in the exploration, development and production of crude oil and natural gas, primarily in the eastern and Gulf Coast onshore areas of the United States.

Pride International, Inc., headquartered in Houston, Texas, is an international provider of contract drilling and related services, operating both offshore and on land.

Rent-A-Center, Inc., headquartered in Plano, Texas, operates franchised and company-owned rent-to-own stores. The company's stores offer home electronics, appliances, furniture and accessories primarily to individuals under flexible rental purchase agreements that allow the customer to obtain ownership at the conclusion of an agreed upon rental period.

Ruby Tuesday, Inc., headquartered in Maryville, Tennessee, owns and operates "Ruby Tuesday" casual dining restaurants located primarily in the southeast, northeast, mid-Atlantic and midwest regions of the United States.

School Specialty, Inc., headquartered in Appleton, Wisconsin, is a distributor of non-textbook educational supplies and furniture for grades pre-kindergarten through 12 to school districts, administrators and teachers through its catalogs.

SEACOR Holdings Inc., headquartered in Houston, Texas, is a provider of offshore marine services to the oil and gas exploration and production industry. The company also provides oil spill response services to owners of tank vessels and oil storage, processing and handling facilities.

Service Corporation International, headquartered in Huntsville, Alabama, designs, makes, markets and services products for the computer, computer peripheral, telecommunication, medical, industrial, consumer, and military and aerospace markets.

SL Green Realty Corp., headquartered in New York, New York, is a self-managed real estate investment trust engaged in the business of owning, managing, leasing, acquiring and repositioning Class B office properties in the Manhattan borough of New York City.

Southern Union Company, headquartered in Houston, Texas, together with its subsidiaries, engages in the transportation, storage, and distribution of natural gas in the United States.

Southwest Gas Corporation, headquartered in Las Vegas, Nevada, operates in the natural gas transmission and construction businesses. The company purchases, transports and distributes natural gas in Arizona, Nevada and California.

StanCorp Financial Group, Inc., headquartered in Portland, Oregon, through its subsidiaries, provides group insurance products and services for life and disability insurance needs of employer groups and the disability insurance needs of individuals in the United States.

Superior Energy Services, Inc., headquartered in Harvey, Louisiana, through subsidiaries, provides specialized oilfield services and equipment, primarily to oil and gas companies operating offshore in the Gulf of Mexico and throughout the Gulf Coast region.

Tech Data Corporation, headquartered in Clearwater, Florida, is a full-line distributor of technology products. The company serves resellers in the United States, Canada, the Caribbean, Latin America, Europe and the Middle East. The company also provides pre- and post-sale training, service, and support, as well as configuration and assembly services and electronic commerce solutions.

Telephone and Data Systems, Inc., headquartered in Chicago, Illinois, is a diversified telecommunications services company with cellular telephone and telephone operations.

Tidewater Inc., headquartered in New Orleans, Louisiana, provides offshore supply vessels and marine support services to the offshore energy exploration, development and production industry. The company tows and anchor-handles mobile drilling rigs and equipment, transports supplies and personnel, and supports pipelaying and other offshore construction activities.

Trinity Industries, Inc., headquartered in Dallas, Texas, provides various products and services for the transportation, industrial, construction and energy sectors in the United States and Europe.

Triumph Group, Inc., headquartered in Wayne, Pennsylvania, designs, engineers, manufactures, repairs, overhauls and distributes aircraft components, such as mechanical and electromechanical control systems, aircraft and engine accessories, auxiliary power units, avionics and aircraft instruments.

Universal Corporation, headquartered in Richmond, Virginia, is an independent leaf tobacco merchant with additional operations in agri-products and the distribution of lumber and building products. The company markets its products globally.

Viad Corp., headquartered in Phoenix, Arizona, provides exhibition and event services, and travel and recreation services.

Weingarten Realty Investors, headquartered in Houston, Texas, operates as a real estate investment trust engaging in the management, acquisition, and development of shopping center and industrial real estate.

Wintrust Financial Corporation, headquartered in Lake Forest, Illinois, is a holding company whose subsidiaries provide banking services in the Chicago metropolitan area and financing for the payment of insurance premiums.

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Alexander & Baldwin, Inc., headquartered in Honolulu, Hawaii, operates in transportation, real estate and agribusiness industries primarily in Hawaii.

Alliant Energy Corporation, headquartered in Madison, Wisconsin, operates as the holding company for Interstate Power and Light Company and Wisconsin Power and Light Company. The company engages in the generation, transmission, distribution, and sale of electric energy; and the purchase, distribution, transportation, and sale of natural gas in Iowa, Minnesota, Wisconsin and Illinois.

AT&T Inc., headquartered in San Antonio, Texas, is the largest telecommunications holding company in the United States. The company is a worldwide provider of IP-based communications services to business and a leading U.S. provider of high-speed DSL Internet, local and long-distance voice services, wireless services, and directory publishing and advertising services.

Barnes & Noble, Inc., headquartered in New York, New York, is a retailer that operates bookstores and video game and entertainment software stores under the "Barnes & Noble Booksellers," "Bookstop," "Bookstar," "B. Dalton Bookseller," "Doubleday Book Shops" and "Scribner's Bookstore" trade names.

Barnes Group Inc., headquartered in Bristol, Connecticut, is a diversified international manufacturer of precision components and assemblies and a distributor of industrial supplies.

Bristol-Myers Squibb Company, headquartered in New York, New York, through divisions and subsidiaries, produces and distributes pharmaceutical and non-prescription health products, toiletries and beauty aids, and medical devices.

Cabot Corporation, headquartered in Boston, Massachusetts, produces carbon black, a reinforcing agent for rubber and non-rubber applications, and electronic grade tantalum, columbium, cesium, germanium, niobium titanium, rubidium and tellurium. The company also produces and sells fumed silica and purchases and sells liquefied natural gas.

Cal-Maine Foods, Inc., headquartered in Jackson, Mississippi, is primarily engaged in the production, cleaning, grading and packaging of fresh shell eggs for sale to shell egg retailers.

Cardinal Health, Inc., headquartered in Dublin, Ohio, distributes a broad line of pharmaceuticals, surgical and hospital supplies, therapeutic plasma and other specialty pharmaceutical products, health and beauty care products and other items typically sold by hospitals, retail drug stores and other healthcare providers. The company also makes, leases and sells point-of-use pharmacy systems; provides pharmacy management services; and franchises apothecary-style pharmacies.

Carpenter Technology Corporation, headquartered in Wyomissing,
Pennsylvania, manufactures, fabricates and distributes specialty metals and engineered products. The company's products include stainless steels, special alloys, ceramics, titanium products and other steel.

CenturyTel, Inc., headquartered in Monroe, Louisiana, is a regional diversified communications company engaged primarily in providing local exchange telephone services and wireless telephone communications services.

Cincinnati Financial Corporation, headquartered in Fairfield, Ohio, through its subsidiaries, offers property and casualty and life insurance. The company markets a variety of insurance products, provides leasing and financing, and provides investment management services to institutions, corporations, and individuals.

Commercial Metals Company, headquartered in Irving, Texas, manufactures, recycles, markets and distributes steel and metal products and related materials and services through a network of locations located throughout the United States and internationally.

DTE Energy Company, headquartered in Detroit, Michigan, is an exempt holding company for The Detroit Edison Company, a public utility engaged in the generation, purchase, transmission, distribution and sale of electric energy in southeastern Michigan.

Foot Locker, Inc., headquartered in New York, New York, is a global retailer of athletic footwear and apparel, operating primarily mall-based stores in North America, Europe and Australia.

GATX Corporation, headquartered in Chicago, Illinois, is a holding company whose subsidiaries engage in the leasing and management of railroad tank cars and other specialized railcars; arrange and service the financing of equipment and other capital assets; and provide logistics and supply chain services.

Harris Corporation, headquartered in Melbourne, Florida, through its subsidiaries, provides communications products, systems, and services to government and commercial customers. The company operates in four segments: Government Communications Systems; RF Communications; Microwave Communications; and Broadcast Communications.

Leggett & Platt, Incorporated, headquartered in Carthage, Missouri, is a manufacturer of a wide range of engineered products which include residential and commercial furnishings, aluminum products, industrial materials and specialized products.

Maxim Integrated Products, Inc., headquartered in Sunnyvale, California, designs and makes linear and mixed-signal integrated circuits. The company's products include data converters, interface circuits, microprocessor-supervisors and amplifiers.

Methanex Corporation, headquartered in Vancouver, British Columbia, Canada, produces and markets methanol. The company's product is used to produce formaldehyde, acetic acid and a variety of other chemical intermediates. Methanol is also used as an additive in gasoline and is used in fuel cell applications.

Molex Incorporated, headquartered in Lisle, Illinois, engages in the design, manufacture and distribution of electronic components. The company offers terminals, connectors, planar cables, cable assemblies, interconnection systems, fiber optic interconnection systems, backplanes and mechanical and electronic switches.

MTS Systems Corporation, headquartered in Eden Prairie, Minnesota, is a global supplier of testing products that help customers accelerate and improve their design, development and manufacturing processes.

NACCO Industries, Inc., headquartered in Cleveland, Ohio, manufactures and markets forklift trucks and related service parts, as well as mines and markets lignite coal for use by electric utilities. The company also manufactures small electric and kitchen appliances.

Overseas Shipholding Group, Inc., headquartered in New York, New York, an independent bulk shipping company, engages in the ocean transportation of crude oil and petroleum products.

Pepco Holdings, Inc., headquartered in Washington, D.C., is a public utility company managing several utility operations. The largest component of the company's business is power delivery, which is conducted through its subsidiaries, Pepco, Delmarva Power & Light Company and Atlantic City Electric Company.

Pharmaceutical Product Development, Inc., headquartered in Wilmington, North Carolina, provides a broad range of integrated product development services on a global basis to complement the research and development activities of companies in the pharmaceutical and biotechnology industries. The company offers assessment and management of chemical and environmental health risk and provides research, development and consulting services in the life, environmental and discovery sciences.

Reynolds American Inc., headquartered in Winston-Salem, North Carolina, is a holding company for Reynolds Tobacco, the second largest cigarette manufacturer in the United States, whose major brands include "Doral," "Winston," "Camel," "Salem" and "Vantage."

Safety Insurance Group, Inc., headquartered in Boston, Massachusetts, is a provider of private passenger automobile insurance in Massachusetts. The company also offers a portfolio of other insurance products, including commercial automobile, homeowners, dwelling fire, umbrella and business owner policies.

Sunoco, Inc., headquartered in Philadelphia, Pennsylvania, through its subsidiaries, is a petroleum refiner and marketer with interests in coke-making and coal mining. The company's petroleum refining and marketing operations are conducted primarily in the eastern half of the United States.

SUPERVALU INC., headquartered in Eden Prairie, Minnesota, operates within two complementary businesses in the United States grocery food industry: grocery retail and food distribution.

Teekay Corporation, headquartered in Nassau, Bahamas, provides international petroleum product and crude oil transportation services to major oil companies and oil traders, and government agencies. Services are provided through a fleet of medium size oil tankers worldwide.

Teleflex Incorporated, headquartered in Limerick, Pennsylvania, is a diversified industrial firm operating commercial, medical, and aerospace segments. The company is engaged in the manufacture of mechanical controls, electronic products, driver control systems, hospital supply and surgical devices, precision controls, and cargo systems.

TELUS Corporation, headquartered in Vancouver, British Columbia, Canada, is a telecommunication company offering local, long distance, wireless, data, Internet and e-business products and services.

Tsakos Energy Navigation Ltd., headquartered in Athens, Greece, owns and operates a fleet of tankers suitable for transporting crude oil, refined petroleum products and other liquids.

Universal Corporation, headquartered in Richmond, Virginia, is an independent leaf tobacco merchant with additional operations in agri-products and the distribution of lumber and building products. The company markets its products globally.

Verizon Communications Inc., headquartered in New York, New York, provides wireline voice and data services, wireless services, Internet service and published directory information. The company also provides network services for the federal government including business phone lines, data services, telecommunications equipment and pay phones. The company operates worldwide.

WesBanco, Inc., headquartered in Wheeling, West Virginia, operates as a bank holding company for WesBanco Bank, Inc. that provides various financial services.

Westar Energy, Inc., headquartered in Topeka, Kansas, engages in the generation, transmission, and distribution of electricity in Kansas.

Williams-Sonoma, Inc., headquartered in San Francisco, California, operates retail stores, mainly under the names "Williams-Sonoma,"
"Pottery Barn" and "Hold Everything," and mail order catalogs, which offer cooking and serving equipment, casual home furnishings, accessories and housewares, and household storage products.

Zenith National Insurance Corp., headquartered in Woodland Hills,
California, is a holding company that, through its wholly-owned insurance subsidiaries, is engaged in the property-casualty insurance business.

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Accenture Ltd., headquartered in Hamilton, Bermuda, provides management consulting, technology services, and outsourcing services. The company operates in five segments: Communications and High Tech; Financial Services; Products and Services; Resources; and Government.

The AES Corporation, headquartered in Arlington, Virginia, develops, acquires, owns and operates electric power generation facilities throughout the world. A majority of the company's sales are made to customers (generally electric utilities or regional electric companies) on a wholesale basis for further resale to end users.

Alcon, Inc., headquartered in Hunenberg, Switzerland, develops, manufactures and markets pharmaceuticals, surgical equipment and devices and consumer eye care products that treat eye diseases and disorders and promote the general health and function of the human eye.

Amazon.com, Inc., headquartered in Seattle, Washington, operates as an online retailer of books and other products via a commercial site on the World Wide Web. The company also operates an online auction site.

AutoZone, Inc., headquartered in Memphis, Tennessee, is a specialty retailer of automotive parts, chemicals and accessories, targeting the do-it-yourself customers. The company offers a variety of products, including new and remanufactured automotive hard parts, maintenance items and accessories.

Avon Products, Inc., headquartered in New York, New York, makes and markets beauty and related products, which include cosmetics, fragrances and toiletries; gifts and decorative products; apparel; and fashion jewelry and accessories.

Canadian Natural Resources Ltd., headquartered in Calgary, Alberta, Canada, is a senior independent oil and natural gas exploration, development and production company. The company's operations are focused in Western Canada, the North Sea and offshore West Africa.

Coach, Inc., headquartered in New York, New York, designs, produces and markets leather goods and accessories. Products include handbags, business cases, luggage and travel accessories. The company markets its products internationally.

Colgate-Palmolive Company, headquartered in New York, New York, is an international consumer products company. The company's products include toothpaste, toothbrushes, shampoos, deodorants, bar and liquid soaps, dishwashing liquid and laundry products, among others. The company's brand names include "Ajax," "Colgate," "Fab," "Mennen," "Palmolive," "Prescription Diet," "Protex," "Science Diet" and "Soupline/Suavitel."

Computer Sciences Corporation, headquartered in El Segundo, California, is a major provider of information technology services to commercial and government markets. The company specializes in management consulting; information systems consulting and integration; and outsourcing.

CONSOL Energy Inc., headquartered in Pittsburgh, Pennsylvania, is a multi-fuel energy producer and energy services provider that primarily serves the electric power generation industry in the United States.

Diamond Offshore Drilling, Inc., headquartered in Houston, Texas, together with its subsidiaries, operates as an offshore oil and gas drilling contractor worldwide.

Discovery Communications Inc., headquartered in Englewood, Colorado, provides media management and network services to the media and entertainment industries.

eBay Inc., headquartered in San Jose, California, operates an online person-to-person trading community on the Internet, bringing together buyers and sellers in an auction format to trade personal items such as antiques, coins, collectibles, computers, memorabilia, stamps and toys.

EnCana Corp., headquartered in Calgary, Alberta, Canada, is a North American energy company engaged in the exploration, development, production and marketing of natural gas, crude oil and natural gas liquids.

First Solar, Inc., headquartered in Phoenix, Arizona, and its subsidiaries engage in the design, manufacture, and sale of solar electric power modules.

Fluor Corporation, headquartered in Irving, Texas, provides engineering, procurement, construction, operations and maintenance, and project management services worldwide.

Goodrich Corporation, headquartered in Charlotte, North Carolina, is a leader in aerospace systems. The company makes aircraft parts and sensory systems and provides aircraft maintenance and overhaul services.

Hospira, Inc., headquartered in Lake Forest, Illinois, is a specialty pharmaceuticals and medication delivery company created from the core hospital products business of Abbott Laboratories. Business segments of the company include specialty injectable pharmaceuticals, medication delivery systems and contract manufacturing.

Lorillard, Inc., headquartered in Greensboro, North Carolina, is engaged in the manufacture and marketing of cigarettes. The company sells to distributors and retailers in the United States.

The Mosaic Company, headquartered in Plymouth, Minnesota, engages in the production, blending, and distribution of crop nutrient and animal feed products worldwide.

Murphy Oil Corporation, headquartered in El Dorado, Arkansas, is a worldwide oil and gas exploration and production company with refining and marketing operations. The company's principal activities are located in the United States and the United Kingdom. The company also conducts pipeline and crude oil trading operations in Canada.

Peabody Energy Corporation, headquartered in St. Louis, Missouri, mines and markets predominantly low-sulphur coal, primarily for use by electric utilities. The company also trades coal and emission allowances.

Philip Morris International Inc., headquartered in New York, New York, produces, markets and distributes a variety of branded cigarette and tobacco products.

Potash Corporation of Saskatchewan Inc., headquartered in Saskatoon, Saskatchewan, Canada, manufactures and sells solid and liquid phosphate fertilizers, animal feed supplements and industrial acid used in food products and industrial processes. It produces potash from mines in Canada and conducts operations at facilities in Canada, Brazil, Chile, Trinidad and the United States.

Precision Castparts Corp., headquartered in Portland, Oregon, makes complex metal components and products, serving a wide variety of aerospace and general industrial applications. The company manufactures large, complex structural investment castings and airfoil castings used in jet aircraft engines. In addition, the company has expanded into the industrial gas turbine, fluid management, industrial metalworking tools and machines and other metal products markets.

Sigma-Aldrich Corporation, headquartered in St. Louis, Missouri, develops, makes and distributes a range of biochemicals, organic chemicals, chromatography products and diagnostic reagents. The company also makes metal products used in the installation and retrofitting of electrical, mechanical and telecommunication applications.

The TJX Companies, Inc., headquartered in Framingham, Massachusetts, operates "T.J. Maxx," "Marshalls," "Winners Apparel," "HomeGoods" and "T.K. Maxx" stores in the United States, Canada and Europe selling off-price family apparel, accessories, domestics and giftware.

Western Union Company, headquartered in Engelwood, Colorado, provides money transfer services worldwide.

Yum! Brands, Inc., headquartered in Louisville, Kentucky, owns, franchises and licenses quick-service restaurants worldwide. The company's restaurants include "A&W All-American Food Restaurants," "KFC," "Long John Silver's," "Pizza Hut" and "Taco Bell." They serve chicken, pizza, seafood, root beer, hamburgers and Mexican food.

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Amgen Inc., headquartered in Thousand Oaks, California, is a global biotechnology concern which develops, makes and markets human therapeutics based on advanced cellular and molecular biology, including a protein that stimulates red blood cell production and a protein that stimulates white blood cell production.

Apple Inc., headquartered in Cupertino, California, designs, makes and markets microprocessor-based personal computers and related personal computing and communicating solutions for sale mainly to education, creative, home, business and government customers.

BlackRock, Inc., headquartered in New York, New York, is an investment management company which offers a range of equity, fixed income, cash management, and alternative investment products.

Chevron Corporation, headquartered in San Francisco, California, is engaged in fully integrated petroleum operations, chemicals operations, and coal mining through subsidiaries and affiliates worldwide. The company markets its petroleum products under brand names such as "Chevron," "Texaco," "Caltex," "Havoline" and "Delo." The company is also developing businesses in the areas of e-commerce and technology.

CME Group Inc., headquartered in Chicago, Illinois, offers market participants the opportunity to trade futures contracts and options on futures contracts, primarily in four product areas, including interest rates, stock indexes, foreign exchange and commodities.

CNOOC Limited (ADR), headquartered in Hong Kong, China, engages in the exploration, development, and production of crude oil and natural gas primarily in China.

Corning Incorporated, headquartered in Corning, New York, with subsidiaries, manufactures and sells optical fiber, cable, hardware and components for the global telecommunications industry; ceramic emission control substrates used in pollution-control devices; and plastic and glass laboratory products. The company also produces high-performance displays and components for television and other communications-related industries.

CVS Caremark Corporation, headquartered in Woonsocket, Rhode Island, is a drugstore chain specializing in prescription drugs, over-the-counter drugs, photofinishing services and film, greeting cards, beauty and cosmetics, convenience foods and seasonal merchandise.

Danaher Corporation, headquartered in Washington, D.C., produces and sells electronic test tools; storage tank leak detection systems; motion, speed and position instruments and sensing devices; and general purpose and automotive specialty tools.

EMC Corporation, headquartered in Hopkinton, Massachusetts, designs, manufactures, markets and supports hardware, software and service products for the enterprise storage market. The company's products are sold as integrated storage solutions for customers on various computing platforms including "UNIX" and "Windows NT."

Express Scripts, Inc., headquartered in Maryland Heights, Missouri, is an independent pharmacy benefit manager and managed care company that provides a broad range of pharmacy benefit and medical information management services, as well as managed vision care programs.

Google Inc., headquartered in Mountain View, California, provides a web based search engine through its Google.com website. The company offers a wide range of search options, including web, image, groups, directory and news searches.

JPMorgan Chase & Co., headquartered in New York, New York, conducts business in two broad spheres of activity: global financial services under the "JPMorgan" name, and commercial retail banking under the "Chase" name.

Lowe's Companies, Inc., headquartered in Wilkesboro, North Carolina, operates stores which sell building commodities and millwork; heating, cooling and water systems; home decorating and illumination products; kitchens, bathrooms and laundries; yard, patio and garden products; tools; home entertainment products; and special order products.

LUKOIL (ADR), headquartered in Moscow, Russia, is Russia's premier integrated oil company, producing, refining and selling oil and oil products. The company accounts for approximately 19% of Russia's crude oil production.

Microsoft Corporation, headquartered in Redmond, Washington, develops, manufactures, licenses and supports a range of software products, including scalable operating systems, server applications, worker productivity applications and software development tools. The company also develops the MSN network of Internet products and services.

Morgan Stanley, headquartered in New York, New York, provides a broad range of nationally-marketed credit and investment products, with a principal focus on individual customers. The company provides investment banking, transaction processing, private-label credit card and various other investment advisory services under the brand name "Morgan Stanley."

The Mosaic Company, headquartered in Plymouth, Minnesota, engages in the production, blending, and distribution of crop nutrient and animal feed products worldwide.

NIKE, Inc. (Class B), headquartered in Beaverton, Oregon, develops and sells footwear and apparel for men, women and children for competitive and recreational wear, and designed for specific sports. The company's other brands include "Converse," "Cole Haan" and "Hurley."

Occidental Petroleum Corporation, headquartered in Los Angeles,
California, is a multinational organization whose principal business segments are oil and gas exploration, production and marketing and chemicals production and marketing.

Oracle Corporation, headquartered in Redwood Shores, California, designs, develops, markets and supports computer software products with a wide variety of uses, including database management, application development, business intelligence and business applications.

PetroChina Company Limited (ADR), headquartered in Beijing, China, explores for, develops, and produces crude oil and natural gas. The company also refines, transports, and distributes crude oil and petroleum products, transmits, markets and sells natural gas; and produces and sells chemicals.

POSCO (ADR), headquartered in Seoul, South Korea, manufactures and sells a line of steel products, including hot rolled and cold rolled products, plates, wire rods, silicon steel sheets and stainless steel products.

Thermo Fisher Scientific Inc., headquartered in Waltham, Massachusetts, provides technology-based instruments, systems and components that offer solutions for markets ranging from life sciences to telecommunications to food, drug and beverage production.

Transocean Ltd., incorporated in Geneva, Switzerland and headquartered in Houston, Texas, is an international provider of offshore and inland marine contract drilling services for oil and gas wells.

The Travelers Companies, Inc., headquartered in St. Paul, Minnesota, through its subsidiaries, provides commercial and personal property and casualty insurance products and services to businesses, government units, associations and individuals in the United States.

UnitedHealth Group Incorporated, headquartered in Minnetonka, Minnesota, is aligned into four businesses which work together to provide customers with an integrated set of health and well-being products and services. These businesses include: Health Care Services; OptumHealth; Ingenix, and Prescription Solutions.

Vale S.A. (ADR), headquartered in Rio de Janeiro, Brazil, is a large producer and exporter of iron ore and pellets, as well as a producer of manganese and ferro-alloys, which are very important raw materials for steelmaking. The company also produces copper, bauxite, kaolin, potash, alumina and aluminum.

Walgreen Co., headquartered in Deerfield, Illinois, operates a nationwide chain of retail drugstores throughout the United States and Puerto Rico. The company's stores sell prescription and nonprescription drugs, general merchandise, cosmetics, liquor and beverages, toiletries and tobacco products. The company also operates two mail-order facilities.

WellPoint, Inc., headquartered in Indianapolis, Indiana, through its subsidiaries, operates as a commercial health benefits company in the United States. The company offers a spectrum of network-based managed care plans to the large and small employer, individual, Medicaid, and senior markets.

                     Target Small-Cap Strategy Stocks

Allegiant Travel Company, headquartered in Las Vegas, Nevada, a leisure travel company, provides scheduled passenger services from small cities to leisure destinations in the United States.

America's Car-Mart, Inc., headquartered in Bentonville, Arkansas, is a holding company that operates automotive dealerships through its subsidiaries that focus exclusively on the Buy Here/Pay Here segment of the used car market.

American Science and Engineering, Inc., headquartered in Billerica, Massachusetts, engages in the development, manufacture, marketing, and sale of inspection systems. The company's products are used for detection and security applications by seaport and border authorities, federal facilities, military bases, airports and corporations worldwide.

Athenahealth, Inc., headquartered in Watertown, Massachusetts, provides Internet-based business services for physician practices in the United States.

Bank of the Ozarks, Inc., headquartered in Little Rock, Arkansas, is a bank holding company that conducts operations through offices in communities throughout Arkansas.

Beacon Roofing Supply, Inc., headquartered in Peabody, Massachusetts, distributes residential and nonresidential roofing materials in the United States and Canada. The company also offers other complementary building materials, including siding, windows, specialty lumber products, and waterproofing systems for residential and nonresidential building exteriors.

Black Box Corporation, headquartered in Lawrence, Pennsylvania, is a direct marketer and technical service provider of computer communications and networking equipment and services to businesses of all sizes, operating in 132 countries.

Buffalo Wild Wings Inc., headquartered in Minneapolis, Minnesota, is a chain of casual dining restaurants with made-to-order menu items which include New York style chicken wings. The company operates and franchises restaurants in many states.

Carter's, Inc., headquartered in Atlanta, Georgia, markets baby and young children's apparel in the United States. The company sells products under the Tykes brand in Target stores and under its Child of Mine brand in Wal-Mart stores.

Centene Corporation, headquartered in St. Louis, Missouri, provides managed care programs and related services to individuals receiving benefits under Medicaid and the State Children's Health Insurance
Programs in Indiana, Texas and Wisconsin.

CH Energy Group, Inc., headquartered in Poughkeepsie, New York, serves as the holding company for Central Hudson Gas & Electric Corporation and Central Hudson Enterprises Corporation, which distribute natural gas, electricity and related services to retail and wholesale customers in New York, Connecticut, New Hampshire and New Jersey.

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CSG Systems International, Inc., headquartered in Englewood, Colorado, provides customer care and billing solutions worldwide for the communications markets, including cable television, direct broadcast satellite, telephone, online services and others.

Cubic Corporation, headquartered in San Diego, California, designs, develops, and manufactures electronic products such as: military range instrumentation, communications, surveillance and avionics systems, computer simulators and automatic revenue collection equipment.

Diamond Foods, Inc., headquartered in Stockton, California, a branded food company, engages in the processing, marketing and distribution of culinary, in-shell, ingredient nuts and snack products.

Emergent BioSolutions, Inc., headquartered in Rockville, Maryland, is a biopharmaceutical company that, together with its subsidiaries, develops, manufactures, and commercializes immunobiotics in the United States, the United Kingdom and Vietnam.

GeoEye Inc., headquartered in Dulles, Virginia, is a provider of earth imagery products and services on a global basis. The company's high-resolution satellite offers both color and black and white digital imagery worldwide.

Greatbatch Inc., headquartered in Clarence, New York, is a developer and manufacturer of batteries, capacitors, feedthroughs, enclosures and other components used in implantable medical devices.

Healthcare Services Group, Inc., headquartered in Bensalem, Pennsylvania, provides housekeeping, laundry, linen, facility maintenance and food services to the healthcare industry, including nursing homes, retirement complexes, rehabilitation centers and hospitals located throughout the United States.

Hot Topic, Inc., headquartered in City of Industry, California, operates mall-based specialty stores selling music-licensed and music-influenced apparel, accessories and gift items. The company targets young men and women between the ages of 12 to 22 years old.

Iconix Brand Group, Inc., headquartered in New York, New York, a brand management company, engages in the ownership, licensing, and marketing of a portfolio of owned consumer brands worldwide.

Lumber Liquidators, Inc., headquartered in Toano, Virginia, provides retail hardwood flooring throughout the United States. The company's product line includes domestic and exotic wood species in both prefinished and unfinished forms.

Monro Muffler Brake, Inc., headquartered in Rochester, New York, provides automotive undercar repair services primarily in the eastern region of the United States. The company's stores offer a full range of services for brake systems, steering and suspension systems, exhaust systems, and vehicle maintenance services.

National CineMedia, Inc., headquartered in Centennial, Colorado, operates a digital in-theaters network throughout North America. Through its network of theaters, the company provides advertising, CineMeetings and digital programming events.

Neutral Tandem, Inc., headquartered in Chicago, Illinois, provides tandem interconnection services principally to competitive carriers, including wireless, wireline, cable, and broadband telephony companies in the United States.

P.F. Chang's China Bistro, Inc., headquartered in Phoenix, Arizona, owns and operates full service Chinese restaurants under the P.F. Chang's name featuring traditional cuisine from various culinary regions of China.

The Pantry, Inc., headquartered in Sanford, North Carolina, operates an independently operated convenience store chain in the United States.

Peet's Coffee & Tea Inc., headquartered in Emeryville, California, markets fresh roasted whole bean coffee. The company distributes its products through specialty grocery and gourmet food stores, online and mail order, and offices and restaurant accounts.

PetMed Express, Inc., headquartered in Pompano Beach, Florida, doing business as 1-800-PetMeds, delivers prescription and non-prescription pet medications and other health products for dogs, cats, and horses in the United States.

Steven Madden, Ltd., headquartered in Long Island City, New York, together with its subsidiaries, designs, sources, markets and sells fashion-forward footwear brands for women, men and children.

Stifel Financial Corp., headquartered in St. Louis, Missouri, through its subsidiaries, offers securities-related financial services in the United States and Europe.

Synaptics Incorporated, headquartered in San Jose, California, is a developer of custom-designed user interface solutions that enable people to interact with a variety of mobile computing and communications devices.

Synchronoss Technologies, Inc., headquartered in Bridgewater, New Jersey, provides multi-channel transaction management solutions to the communications services and digital content marketplaces primarily in North America.

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TeleCommunication Systems, Inc., headquartered in Annapolis, Maryland, engages in the development and application of wireless data communications technology solutions in the United States and internationally.

Tempur-Pedic International Inc., headquartered in Lexington, Kentucky, through its primary subsidiary Tempur World, manufactures and markets foam mattresses, pillows and miscellaneous products under the Tempur-Pedic and other brand names.

Tessera Technologies Inc., headquartered in San Jose, California, develops and licenses miniaturization technologies for the electronics industry.

Texas Roadhouse, Inc., headquartered in Louisville, Kentucky, is a moderately priced, full service restaurant chain.

TiVo Inc., headquartered in Alviso, California, is a subscription-based service enabled by a personal video recorder. The company's service allows subscribers to locate and record multiple shows, control live television, and access their customized lineup of shows.

TreeHouse Foods, Inc., headquartered in Westchester, Illinois, processes food and markets its products to grocery stores. The company's products include cheese sauces, non-dairy powdered coffee creamer, pickles, relishes and puddings.

United Natural Foods, Inc., headquartered in Dayville, Connecticut, is an independent national distributor of natural foods and related products, serving natural products retailers, super natural chains and conventional supermarkets in the United States.

ViaSat, Inc., headquartered in Carlsbad, California, designs, produces and markets advanced digital satellite telecommunications and other networking and signal processing equipment.

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Affiliated Computer Services, Inc. (Class A), headquartered in Dallas,
Texas, provides a full range of information technology services, including business process outsourcing, technology outsourcing, and professional services to the commercial sector and the federal government.

Airgas, Inc., headquartered in Radnor, Pennsylvania, distributes industrial, medical and specialty gases, welding machines, accessories and protective equipment. The company also manufactures carbon products, calcium carbide and nitrous oxide.

Alliance Data Systems Corporation, headquartered in Dallas, Texas, provides transaction services, credit services, and marketing services to retail companies in North America. The company focuses on facilitating and managing electronic transactions between clients and their customers through multiple distribution channels, including its in- store, catalog, and the Internet.

Alliant Techsystems Inc., headquartered in Edina, Minnesota, is a leader in the production of solid propulsion rocket motors. The company builds motors for space launch vehicles and is one of the top suppliers of ammunition (which ranges from small-caliber rounds to tank ammunition) to the United States and its allies. The company also makes anti-tank mines, aircraft weapons systems and other high-tech components.

American Financial Group, Inc., headquartered in Cincinnati, Ohio, is a holding company which, through subsidiaries, is engaged primarily in property and casualty insurance, focusing on specialized commercial products for businesses, and in the sale of retirement annuities, life and supplemental health insurance products.

AmerisourceBergen Corporation, headquartered in Chesterbrook,
Pennsylvania, is a wholesale distributor of pharmaceuticals and related healthcare services serving its customers nationwide through drug distribution facilities and three specialty products distribution facilities.

Atmos Energy Corporation, headquartered in Dallas, Texas, primarily distributes and sells natural gas to residential, commercial, industrial, agricultural and other customers in service areas located in Texas, Colorado, Georgia, Illinois, Iowa, Kansas, Kentucky, Louisiana, Missouri, Tennessee and Virginia.

AutoZone, Inc., headquartered in Memphis, Tennessee, is a specialty retailer of automotive parts, chemicals and accessories, targeting the do-it-yourself customers. The company offers a variety of products, including new and remanufactured automotive hard parts, maintenance items and accessories.

Ball Corporation, headquartered in Broomfield, Colorado, is a manufacturer of metal and plastic packaging, primarily for beverages and foods, and a supplier of aerospace and other technologies and services to commercial customers.

Best Buy Co., Inc., headquartered in Eden Prairie, Minnesota, sells a wide selection of name brand consumer electronics, home office equipment, entertainment software and appliances through retail stores in numerous states.

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CMS Energy Corporation, headquartered in Jackson, Michigan, an energy holding company operating through subsidiaries in the United States and in selected markets around the world.

Community Health Systems Inc., headquartered in Brentwood, Tennessee, is a non-urban provider of general hospital healthcare services in the United States.

Computer Sciences Corporation, headquartered in El Segundo, California, is a major provider of information technology services to commercial and government markets. The company specializes in management consulting; information systems consulting and integration; and outsourcing.

CONSOL Energy Inc., headquartered in Pittsburgh, Pennsylvania, is a multi-fuel energy producer and energy services provider that primarily serves the electric power generation industry in the United States.

Darden Restaurants, Inc., headquartered in Orlando, Florida, is a full service restaurant organization operating restaurants under the names "Red Lobster," "The Olive Garden," "Bahama Breeze" and "Smokey Bones BBQ Sports Bar."

DaVita, Inc., headquartered in Torrance, California, is a provider of integrated dialysis services for patients suffering from chronic kidney failure, also known as end-stage renal diseases.

The DIRECTV Group, Inc., headquartered in El Segundo, California, provides digital television entertainment in the United States and Latin America.

Dresser-Rand Group, Inc., headquartered in Houston, Texas, engages in the design, manufacture, and marketing of rotating equipment solutions to the oil, gas, petrochemical, and process industries worldwide.

Flowserve Corporation, headquartered in Irving, Texas, designs, manufactures, distributes and services industrial flow management equipment. The company's products include pumps, valves and mechanical seals for the chemical processing, petroleum, power generation and water treatment industries worldwide.

Fluor Corporation, headquartered in Irving, Texas, provides engineering, procurement, construction, operations and maintenance, and project management services worldwide.

FMC Corporation, headquartered in Philadelphia, Pennsylvania, operates as a chemical company, serving the agricultural, industrial, and consumer markets worldwide. The company's agricultural products business segment manufactures and sells proprietary insecticides and herbicides used for the protection of cotton, corn, rice, cereals, vegetables and other crops.

Goodrich Corporation, headquartered in Charlotte, North Carolina, is a leader in aerospace systems. The company makes aircraft parts and sensory systems and provides aircraft maintenance and overhaul services.

Hewitt Associates, Inc., headquartered in Lincolnshire, Illinois, provides human resource benefits, outsourcing and consulting services primarily in the United States and the United Kingdom.

International Business Machines Corporation, headquartered in Armonk, New York, provides customer solutions through the use of advanced information technologies. The company offers a variety of solutions that include services, software, systems, products, financing and technologies.

J.B. Hunt Transport Services, Inc., headquartered in Lowell, Arkansas, provides a variety of motor transport and logistics services throughout the United States, Canada and Mexico. The company transports a variety of products, including automotive parts, department store merchandise, food and beverages, paper and wood products, plastics and chemicals.

Kinetic Concepts, Inc., headquartered in San Antonio, Texas, designs, manufactures, markets, and services proprietary products that accelerate the healing process or prevent complications. The company's wound care systems, which incorporate its proprietary Vacuum Assisted Closure (V.A.C.) technology, include specialty hospital beds, mattress replacement systems and overlays.

L-3 Communications Holdings, Inc., headquartered in New York, New York, is a merchant supplier of secure communication systems and specialized communication products, including secure, high data rate systems, microwave components, avionics and ocean systems, and telemetry and space products.

Lockheed Martin Corporation, headquartered in Bethesda, Maryland, engages in the research, design, development, manufacture and integration of advanced technology products and services ranging from aircraft, spacecraft and launch vehicles to missiles, electronics, information systems and energy management.

Netflix Inc., headquartered in Los Gatos, California, is an online movie rental subscription service provider in the United States. The company provides its subscribers access to a library of movie, television and other filmed entertainment titles.

Omnicom Group Inc., headquartered in New York, New York, operates advertising agencies which plan, create, produce and place advertising in various media. The company also offers marketing consultation, market research, sales promotion programs, public relations and other services.

Pactiv Corporation, headquartered in Lake Forest, Illinois, is a global supplier of specialty packaging and consumer products, including plastic storage bags, molded fiber cartons and tableware, aluminum cookware, and protective packaging.

PetSmart, Inc., headquartered in Phoenix, Arizona, operates superstores and an e-commerce site specializing in pet food, supplies and services.

Rockwell Collins, Inc., headquartered in Cedar Rapids, Iowa, provides aviation electronics, airborne and mobile communications products, and systems for commercial and military applications.

SAIC, Inc., headquartered in San Diego, California, provides scientific, engineering, systems integration, and technical services and solutions to various branches of the U.S. military, agencies of the U.S. Department of Defense, the intelligence community, the U.S. Department of Homeland Security, other U.S. Government civil agencies, state and local government agencies, foreign governments, and customers in selected commercial markets.

Tidewater Inc., headquartered in New Orleans, Louisiana, provides offshore supply vessels and marine support services to the offshore energy exploration, development and production industry. The company tows and anchor-handles mobile drilling rigs and equipment, transports supplies and personnel, and supports pipelaying and other offshore construction activities.

The TJX Companies, Inc., headquartered in Framingham, Massachusetts, operates "T.J. Maxx," "Marshalls," "Winners Apparel," "HomeGoods" and "T.K. Maxx" stores in the United States, Canada and Europe selling off-price family apparel, accessories, domestics and giftware.

UGI Corporation, headquartered in King of Prussia, Pennsylvania, is a holding company that operates propane distribution, gas and electric utility, energy marketing and related businesses through subsidiaries.

UnitedHealth Group Incorporated, headquartered in Minnetonka, Minnesota, is aligned into four businesses which work together to provide customers with an integrated set of health and well-being products and services. These businesses include: Health Care Services; OptumHealth; Ingenix, and Prescription Solutions.

Universal Health Services, Inc. (Class B), headquartered in King of Prussia, Pennsylvania, owns and operates acute care hospitals, behavioral health centers and women's hospitals; and operates/manages surgery and radiation oncology centers.

WellPoint, Inc., headquartered in Indianapolis, Indiana, through its subsidiaries, operates as a commercial health benefits company in the United States. The company offers a spectrum of network-based managed care plans to the large and small employer, individual, Medicaid, and senior markets.

                 Value Line(R) Target 25 Strategy Stocks

Aaron's Inc., headquartered in Atlanta, Georgia, is engaged in the combined businesses of the rental, lease ownership and specialty retailing of consumer electronics, residential and office furniture, household appliances and accessories.

Aeropostale, Inc., headquartered in New York, New York, is a mall-based specialty retailer of casual apparel and accessories that targets both young women and young men aged 11 to 20. The company's stores carry affordably priced, active-oriented, fashion.

AutoZone, Inc., headquartered in Memphis, Tennessee, is a specialty retailer of automotive parts, chemicals and accessories, targeting the do-it-yourself customers. The company offers a variety of products, including new and remanufactured automotive hard parts, maintenance items and accessories.

Big Lots, Inc., headquartered in Columbus, Ohio, engages in the retail of closeout merchandise in the United States.

The Buckle, Inc., headquartered in Kearney, Nebraska, is a retailer of casual apparel for young men and women. The company markets mostly brand name apparel, including denims, sportswear, outerwear, shoes and accessories.

Buffalo Wild Wings Inc., headquartered in Minneapolis, Minnesota, is a chain of casual dining restaurants with made-to-order menu items which include New York style chicken wings. The company operates and franchises restaurants in many states.

Central Garden & Pet Company, headquartered in Walnut Creek, California, is a provider of consumer lawn and garden and pet supply products.

Cerner Corporation, headquartered in Kansas City, Missouri, designs, develops, markets, installs and supports member/patient-focused clinical and management information systems that are capable of being implemented on an individual, combined or enterprise-wide basis.

Chipotle Mexican Grill, Inc., headquartered in Denver, Colorado, develops and operates fast-casual, fresh Mexican food restaurants in the United States and Canada.

Computer Programs and Systems, Inc., headquartered in Mobile, Alabama, is a healthcare information technology company that designs, develops, markets, installs and supports computerized information technology systems to meet the demands of small and mid-size hospitals.

Darden Restaurants, Inc., headquartered in Orlando, Florida, is a full service restaurant organization operating restaurants under the names "Red Lobster," "The Olive Garden," "Bahama Breeze" and "Smokey Bones BBQ Sports Bar."

Dollar Tree, Inc., headquartered in Chesapeake, Virginia, operates discount variety stores throughout the United States which offer merchandise at the $1 price point, including housewares, toys, seasonal goods, gifts, food, stationery, health and beauty aids, books, party goods, hardware and other consumer items.

Dress Barn, Inc., headquartered in Suffern, New York, operates a national chain of value-priced specialty stores offering career fashion to working women. The Company's stores, operating principally under the names Dress Barn and Dress Barn Woman, offer in-season, moderate-price fashion apparel.

Family Dollar Stores, Inc., headquartered in Charlotte, North Carolina, operates a chain of self-service retail discount stores in 39 states and Washington, D.C.

Green Mountain Coffee Roasters, Inc., headquartered in Waterbury,
Vermont, engages in the roasting, distribution, and sale of coffee products primarily in the Northeastern United States.

Jos. A. Bank Clothiers, Inc., headquartered in Hampstead, Maryland, is a retailer and direct marketer (through catalog and Internet) of men's tailored and casual clothing and accessories.

Lancaster Colony Corporation, headquartered in Columbus, Ohio, operates in three retail business segments: specialty foods, glassware and candles, and automotive.

Netflix Inc., headquartered in Los Gatos, California, is an online movie rental subscription service provider in the United States. The company provides its subscribers access to a library of movie, television and other filmed entertainment titles.

NewMarket Corporation, headquartered in Richmond, Virginia, through its subsidiaries, engages in the development, manufacture, blending, and delivery of chemical additives for petroleum products.

Priceline.com Incorporated, headquartered in Norwalk, Connecticut, is the provider of an e-commerce pricing system, known as a demand collection system, which enables consumers to use the Internet to save money on a range of products and services, while enabling sellers to generate incremental revenue.

Sepracor Inc., headquartered in Marlborough, Massachusetts, researches, develops and commercializes pharmaceutical products dedicated to treating and preventing human disease.

Synaptics Incorporated, headquartered in San Jose, California, is a developer of custom-designed user interface solutions that enable people to interact with a variety of mobile computing and communications devices.

Texas Roadhouse, Inc., headquartered in Louisville, Kentucky, is a moderately priced, full service restaurant chain.

The TJX Companies, Inc., headquartered in Framingham, Massachusetts, operates "T.J. Maxx," "Marshalls," "Winners Apparel," "HomeGoods" and "T.K. Maxx" stores in the United States, Canada and Europe selling off-price family apparel, accessories, domestics and giftware.

WMS Industries Inc., headquartered in Waukegan, Illinois, and its subsidiaries, design, make and sell coin-operated pinball and novelty games and slot machines (video and reel type), video lottery terminals and other gaming devices.

We have obtained the foregoing company descriptions from third-party sources we deem reliable.